AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2005

                                                 REGISTRATION FILE NO. 333-72596
                                                                       811-04234
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                              --------------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |_|
                          PRE-EFFECTIVE AMENDMENT NO.                |_|
                        POST-EFFECTIVE AMENDMENT NO. 6               |X|

                                     AND/OR

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                        |_|

                               AMENDMENT NO. 13                      |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                         MONY AMERICA VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b) of Rule 485.

     |X|  on May 2, 2005 pursuant to paragraph (b) of Rule 485.

     |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|  on              pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

             TITLE OF SECURITIES BEING REGISTERED: Units of interest in a separate account under flexible premium variable life insurance policies.

================================================================================

MONY America Variable Account L
Variable Universal Life Insurance Policy
PROSPECTUS DATED MAY 1, 2005

Issued by
MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------

The Policy described in this prospectus is currently not offered for sale. This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility.

We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of one of the following portfolios:





-------------------------------------------------------------------------------------
 AIM Variable Insurance Funds -- Series I Shares
-------------------------------------------------------------------------------------
o AIM V.I. Financial Services Fund        o AIM V.I. Technology Fund
o AIM V.I. Health Sciences Fund
-------------------------------------------------------------------------------------
 The Alger American Fund -- Class O Shares
-------------------------------------------------------------------------------------
o Alger American Balanced Portfolio       o Alger American MidCap Growth
                                            Portfolio
-------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA
-------------------------------------------------------------------------------------
o EQ/Government Securities Portfolio(1)   o EQ/MONY Money Market Portfolio(1)
o EQ/Long Term Bond Portfolio(1)
-------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB
-------------------------------------------------------------------------------------
o EQ/Bear Stearns Small Company           o EQ/Montag and Caldwell Growth
  Growth Portfolio(1)                       Portfolio(1)
-------------------------------------------------------------------------------------
o EQ/Boston Advisors Equity Income        o EQ/PIMCO Real Return Portfolio(1)
  Portfolio(1)                            o EQ/Small Company Value Portfolio(1)
o EQ/Enterprise Global Socially           o EQ/UBS Growth and Income Portfolio(1)
  Responsive Portfolio
o EQ/Enterprise Managed Portfolio(1)
o EQ/Enterprise Multi-Cap Growth
  Portfolio
-------------------------------------------------------------------------------------
 Janus Aspen Series -- Service Shares
-------------------------------------------------------------------------------------
o Flexible Bond Portfolio(2)              o International Growth Portfolio
o Forty Portfolio(3)
 Lord Abbett Series Fund -- Class VC
o Bond-Debenture Portfolio                o Mid-Cap Value Portfolio
o Growth and Income Portfolio
-------------------------------------------------------------------------------------
 MFS(R) Variable Insurance TrustSM -- Initial Class
-------------------------------------------------------------------------------------
o MFS(R) Mid Cap Growth Series            o MFS(R) Total Return Series
o MFS(R) New Discovery Series             o MFS(R) Utilities Series
-------------------------------------------------------------------------------------
 PBHG Insurance Series Fund
-------------------------------------------------------------------------------------
o Liberty Ridge Mid-Cap Portfolio(4)      o Liberty Ridge Select Value Portfolio(5)
-------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class
-------------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)        o StocksPLUS Growth and Income
o Real Return Portfolio                     Portfolio
-------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Share Class I
-------------------------------------------------------------------------------------
o Emerging Markets Equity Portfolio       o U.S. Real Estate Portfolio
o Global Value Equity Portfolio
-------------------------------------------------------------------------------------


(1) This is the investment option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the investment option's former name.

(2)  Formerly, Flexible Income Portfolio.

(3)  Formerly, Capital Appreciation Portfolio.

(4)  Formerly, PBHG Mid-Cap Value Portfolio.

(5)  Formerly, PBHG Select Value Portfolio.


You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.


If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

This prospectus is used with current Owners only. You should note that the features, charges and investment options under the Policy may vary depending on the state where you reside and/or the date on which you purchased the Policy. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Policy.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          x00881
                                                                       MLA-VUL02

Table of contents
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1.  BENEFITS AND RISKS SUMMARY                                               1
--------------------------------------------------------------------------------
Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              2
Fee tables                                                                   4


--------------------------------------------------------------------------------
2.  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                          12
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                      12
MONY America Variable Account L                                             12
Changes to the Variable Account                                             12


--------------------------------------------------------------------------------
3.  THE PORTFOLIOS                                                          13
--------------------------------------------------------------------------------
Your right to vote portfolio shares                                         16
Disregard of voting instructions                                            16


--------------------------------------------------------------------------------
4.  THE GUARANTEED INTEREST ACCOUNT                                         17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  THE POLICY                                                              18
--------------------------------------------------------------------------------
Applying for a Policy                                                       18
Temporary insurance coverage                                                18
Backdating                                                                  18
Owner                                                                       18
Canceling the Policy                                                        18


--------------------------------------------------------------------------------
6.  PREMIUMS                                                                19
--------------------------------------------------------------------------------
General                                                                     19
Initial premium                                                             19
Tax-free "Section 1035" exchanges                                           19
Scheduled premiums                                                          19
Electronic payments                                                         20
Unscheduled premiums                                                        20
Repayment of outstanding debt                                               20
Allocating premiums                                                         20


--------------------------------------------------------------------------------
7.  HOW YOUR FUND VALUE VARIES                                              21
--------------------------------------------------------------------------------
Fund Value                                                                  21
Cash Value                                                                  21
Subaccount Values                                                           21
Subaccount Unit Value                                                       21
Guaranteed Interest Account Value                                           21
--------------------------------------------------------------------------------



i  Table of contents

--------------------------------------------------------------------------------
8.  TRANSFERS                                                               22
--------------------------------------------------------------------------------
Transfers by third parties                                                  22
Disruptive transfer activity                                                22


--------------------------------------------------------------------------------
9.  DEATH BENEFITS                                                          24
--------------------------------------------------------------------------------
Amount of Death Benefit proceeds payable                                    24
Death Benefit options                                                       24
Changing Death Benefit options                                              25
Changing the Specified Amount                                               25
Increases                                                                   25
Decreases                                                                   25


--------------------------------------------------------------------------------
10.  OTHER OPTIONAL INSURANCE BENEFITS                                      27
--------------------------------------------------------------------------------
Term Life Term Rider                                                        27
Additional Term Life Insurance Rider                                        27
Enhanced Maturity Extension Rider                                           27
Maturity Extension Rider                                                    27
Spouse's Yearly Renewable Term Rider/Other Insurend Term Rider              27
Accidental Death and Dismemberment Rider                                    27
Purchase Option Rider                                                       27
Waiver of Monthly Deduction Rider                                           27
Waiver of Specified Premiums Rider                                          27
Accelerated Death Benefit Rider                                             28
Children's Term Life Insurance Rider                                        28


--------------------------------------------------------------------------------
11.  BENEFITS AT MATURITY                                                   29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12.  ACCESSING YOUR MONEY                                                   30
--------------------------------------------------------------------------------
Surrenders                                                                  30
Partial surrenders                                                          30
Effect of partial surrenders on Fund Value and
     Death Benefit proceeds                                                 30
Loans                                                                       30
Effects of Policy loans                                                     31


--------------------------------------------------------------------------------
13.  TERMINATION                                                            32
--------------------------------------------------------------------------------
General                                                                     32
Special rules for first three Policy Years                                  32
Amounts you must pay to keep your Policy                                    32
Your Policy will remain in effect during the grace period                   32
Reinstatement                                                               32


--------------------------------------------------------------------------------
14.  PAYMENTS AND TELEPHONE/FACSIMILE/WEB TRANSACTIONS                      34
--------------------------------------------------------------------------------
Telephone/facsimile/web transactions                                        34


--------------------------------------------------------------------------------
15. CHARGES AND DEDUCTIONS                                                  35
--------------------------------------------------------------------------------
Deductions from premium payments                                            35
Deductions from the Variable Account                                        35
Deductions from Fund Value -- the Monthly Deduction                         35
Transaction charges                                                         36


--------------------------------------------------------------------------------
16.  TAX CONSIDERATIONS                                                     38
--------------------------------------------------------------------------------
Introduction                                                                38
Tax status of the Policy                                                    38
Tax treatment of Policy benefits                                            38
Our income taxes                                                            40


--------------------------------------------------------------------------------
17.  OTHER POLICY INFORMATION                                               41
--------------------------------------------------------------------------------
Policy illustrations                                                        41
Exchange privilege                                                          41
Assignment                                                                  41
Settlement options                                                          41
Misstatement of age or sex                                                  41
Suicide exclusion                                                           41
Incontestability                                                            41
Other changes to your Policy                                                41


--------------------------------------------------------------------------------
18.  ADDITIONAL INFORMATION                                                 42
--------------------------------------------------------------------------------
Distribution of the policies                                                42
Other information                                                           42
Legal proceedings                                                           42


--------------------------------------------------------------------------------
19.  FINANCIAL STATEMENTS                                                   43
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDIX -- GLOSSARY                                                       A-1
--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information
Table of contents
--------------------------------------------------------------------------------

                                                           Table of contents  ii

1. Benefits and risks summary


--------------------------------------------------------------------------------


This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in the Glossary at the end of the Prospectus.


POLICY BENEFITS



LIFE INSURANCE PROTECTION FOR YOUR BENEFICIARIES

o The Policy provides a means for you to accumulate life insurance that can pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the death benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test (this test generally results in a greater Death Benefit amount).

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus Fund Value on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage.


o You may change the Specified Amount and the Death Benefit Option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.


o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS


o You may borrow against your Policy for up to 90% of your Policy's Cash Value less any accrued loan interest due on the next Policy Anniversary. If you do, we will transfer an amount equal to the loan from the Subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.


o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.


o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply. A surrender may have tax consequences.


o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the provisions of the Maturity Extension Rider or the Enhanced Maturity Extension Rider.

o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.


VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the Subaccounts and the Guaranteed Interest Account.

o The Subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the Subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the Subaccount invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guarantee Interest Account.


o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the Subaccounts or between the Subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.



DOLLAR-COST AVERAGING

o Under our dollar-cost averaging program, you may transfer Policy Values on a monthly or quarterly basis from any investment option to any other investment option through written request or other method acceptable to us. By investing the same amount on a regular


1  Benefits and risks summary
   basis, you do not have to worry about timing the market. This strategy, however, does not guarantee that any Fund will gain in value, and does not protect against a decline in value if market prices fall.


PORTFOLIO REBALANCING

o Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Policy. The program does not guarantee an investment gain or protect against an investment loss.


SUPPLEMENTAL INSURANCE BENEFITS


o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.


POLICY RISKS



POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.


o Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.



POLICY TERMINATION


o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.



PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the Subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.



PORTFOLIO RISKS


The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will


                                                   Benefits and risks summary  2
terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


3  Benefits and risks summary

FEE TABLES


The following tables describe the fees and expenses an Owner may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the Subaccounts and the Guaranteed Interest Account, or taking a loan.


------------------------------------------------------------------------------
                          Transaction Fees
------------------------------------------------------------------------------
 Charge                            When Charge is Deducted
------------------------------------------------------------------------------
Sales Charge Imposed on           Upon receipt of each premium
Premiums(1)                       payment
------------------------------------------------------------------------------
Premium Tax Charge(2)             Upon receipt of each premium
                                  payment
------------------------------------------------------------------------------
DAC Charge(3)                     Upon receipt of each premium
                                  payment
Surrender Charge(4)               Upon surrender of the Policy
  o    Minimum and Maximum
       Charge(5)
  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
------------------------------------------------------------------------------
Partial Surrender Fee             Upon a partial surrender of the
                                  Policy
------------------------------------------------------------------------------
Transfer Fee                      Upon transfer of Fund Value
------------------------------------------------------------------------------
Illustration Projection Report    When Requested
Charge
------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
                                             Transaction Fees
--------------------------------------------------------------------------------------------------------------
                                                             Amount Deducted
                                  ----------------------------------------------------------------------------

 Charge                            Guaranteed Charge                  Current Charge
--------------------------------------------------------------------------------------------------------------
Sales Charge Imposed on           4.00% of premiums paid             4.00% of premiums paid
Premiums(1)
--------------------------------------------------------------------------------------------------------------
Premium Tax Charge(2)             2.25% of premiums paid             2.25% of premiums paid
--------------------------------------------------------------------------------------------------------------
DAC Charge(3)                     1.25% of premiums paid             1.25% of premiums paid3

Surrender Charge(4)
  o    Minimum and Maximum        $2.88 to $51.20 per $1,000         $2.88 to $51.20 per $1,000
       Charge(5)                  Specified Amount of Fund Value     Specified Amount of Fund Value
                                  surrendered                        surrendered
--------------------------------------------------------------------------------------------------------------
  o    Charge for a 35 year old   $5.80 per $1,000 Specified         $5.80 per $1,000 Specified
       male, preferred,           Amount of Fund Value               Amount of Fund Value
       non-smoker, Specified      surrendered                        surrendered
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------------------------------------
Partial Surrender Fee             $10                                $10
--------------------------------------------------------------------------------------------------------------
Transfer Fee                      $25 for each transfer of Fund      We currently do not assess this
                                  Value                              charge
--------------------------------------------------------------------------------------------------------------
Illustration Projection Report    $25                                We currently do not assess this
Charge                                                               charge
--------------------------------------------------------------------------------------------------------------


(1) The sales charge varies by Policy Year and Specified Amount, and varies from 0.5% to 4.0% of each premium paid. Different rules apply in New
     Jersey: the sales charge is 4% for all Policy years where the Specified Amount in force is less than $500,000 and 2% for all Policy years when the Specified Amount plus any term life insurance in force is $500,000 or more.


(2) We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.


(3) The DAC charge is used to cover our estimated cost of federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in con nection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.


(4) The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of less than 75 (and over 10 years for Insureds with an issue age over 75). The surrender charge shown may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(5) The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-smoker, age 85, surrendering in Policy year 1.

                                                    Benefits and risks summary 4

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


--------------------------------------------------------------------------------
         Periodic Charges OtherThan Portfolio Operating Expenses
--------------------------------------------------------------------------------
Charge                            When Charge is Deducted
--------------------------------------------------------------------------------
Cost of Insurance Charge(6)       On Policy Date and each Monthly
                                  Anniversary Day
  o    Minimum and Maximum
       Charge(7)
  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------
Administrative Charge             On Policy Date and each Monthly
                                  Anniversary Day
--------------------------------------------------------------------------------
Per $1,000 of Specified           On Policy Date and each Monthly
Amount Charge(8)                  Anniversary Day during first 10
                                  Policy Years and for 10 years
                                  following an increase in Specified
                                  Amount
  o    Minimum and Maximum
       Charge(9)
  o    Charge for a 35 year old
       male, preferred
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       and non-qualified plan
--------------------------------------------------------------------------------
Mortality and Expense Risk        Daily
Charge
--------------------------------------------------------------------------------
Loan Interest Spread(10)          On each policy anniversary after
                                  a loan is taken, or upon death,
                                  surrender, or lapse, if earlier
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                        Periodic Charges Other Than Portfolio Operating Expenses
---------------------------------------------------------------------------------------------------------
                                                                      Amount Deducted
 Charge                            Guaranteed Charge                  Current Charge
---------------------------------------------------------------------------------------------------------
Cost of Insurance Charge6
  o    Minimum and Maximum        $0.06 to $83.33 per $1,000 of       $0.01 to $21.27 per $1,000 of
       Charge(7)                  amount at risk                      amount at risk
  o    Charge for a 35 year old   $0.14 per $1,000 of amount          $0.07 per $1,000 of amount
      male, preferred,            at risk                             at risk
   non-smoker, Specified
   Amount of $250,000, 0
   years after Policy issue,
   non-qualified plan
Administrative Charge             $  5                                $  5
Per $1,000 of Specified
Amount Charge(8)
  o    Minimum and Maximum        $0.07 to $0.28 per $1,000           $0.07 to $0.28 per $1,000
      Charge(9)                   Specified Amount                    Specified Amount
  o    Charge for a 35 year old   $0.08 per $1,000 Specified          $0.08 per $ 1,000 Specified
      male, preferred             Amount                              Amount
   non-smoker, Specified
   Amount of $250,000, 0
   years after Policy issue,
   and non-qualified plan
Mortality and Expense Risk        0.001% (0.35% annually) of          0.001% (0.35% annually) of
Charge                            Fund Value in each Subaccount       Fund Value in each Subaccount
Loan Interest Spread(10)          0.75% of Fund Value in the Loan     0.75% of Fund Value in the Loan
                                  Account for Policy years 1-10       Account for Policy years 1-10
                                  (0.25% in Policy years 11+)         (0.25% in Policy years 11+)


(6) The cost of insurance charge, the cost of insurance charge for the Term Life Term Rider, and the cost of insurance charge for the Additional Term Life Insurance Rider vary based on the Insured's issue age (or age on date of increase), gender, risk class and the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.


(7) The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, smoker, standard, issue age 4, and 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-smoker, preferred, Specified Amount less than $250,000, issue age 3, and 0 years since Policy issue; the maximum guaranteed cost of insurance charge is based on all Insureds attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, smoker, standard, Specified Amount less than $250,000, issue age 85, and 14 years since Policy issue.


(8) The $1,000 Specified Amount charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Per $1,000 of Specified Amount Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the per $1,000 Specified Amount charge that applies to your Policy. You may obtain more information about your per $1,000 Specified Amount charge from your agent or by contacting us at the address noted on the cover page of this prospectus.


(9) The minimum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 0 at the time of Policy issue; the maximum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 85 at the time of Policy issue with a Specified Amount of less than $500,000.


(10) The loan interest spread is the difference between the amount of interest we charge you on loans and the amount of interest we credit to amounts held in the Loan Account to secure your loans. We guarantee that the maximum interest we charge on loans will not exceed an effective annual rate of 5.0% for Policy years 1-20 (5.25% for Policy years 1-10 for Policies issued before January 6, 2003) and an effective annual rate of 4.25% for Policy years 21 and later (4.75% for Policy years 11 and after for Policies issued before January 6, 2003). We guarantee that the minimum interest we credit to the Loan Account to secure your loans will be at least equal to an effective annual rate of 4.0% (4.5% for Policies issued before January 6,
     2003)


5 Benefits and risks summary

--------------------------------------------------------------------------------
                        Optional Rider Charges
--------------------------------------------------------------------------------
 Rider                             When Charge is Deducted
--------------------------------------------------------------------------------
Cost of Insurance Charge for      On date of issuance of rider and
Term Life Term Rider(6)           each Monthly Anniversary Day
  o    Minimum and Maximum
       Charge(11)
  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years since Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------
Cost of Insurance Charge for      On issuance of rider and each
Additional Term Life Insurance    Monthly Anniversary Day
Rider(6)
  o    Minimum and Maximum
       Charge(12)
  o    Charge for a 35 year old
       male, non-smoker, 0
       years from the issue date
       of the Rider
--------------------------------------------------------------------------------
Enhanced Maturity Extension       On issuance of rider, and each
Rider                             Monthly Anniversary Day
--------------------------------------------------------------------------------
Maturity Extension Rider          No charge
--------------------------------------------------------------------------------
Spouse's Yearly Renewable         On issuance of rider and each
Term Rider/Other Insured Term     Monthly Anniversary Day
Rider(13)
  o    Minimum and Maximum
       Charge(14)
  o    Charge for a 35 year old
       female, non smoker,
       preferred, Specified
       Amount in force of
       $250,000, 0 years from
       the issue date of the
       Rider
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
                                      Optional Rider Charges
--------------------------------------------------------------------------------------------------------
                                                              Amount Deducted
                                  ----------------------------------------------------------------------
 Rider                             Guaranteed Charge               Current Charge
--------------------------------------------------------------------------------------------------------
Cost of Insurance Charge for
Term Life Term Rider(6)
  o    Minimum and Maximum        $0.08 to $10.45 per $1,000 of   $0.04 to $6.59 per $1,000 of
       Charge(11)                  term insurance                  term insurance
  o    Charge for a 35 year old   $0.14 per $1,000 of term        $0.07 per $1,000 of term
       male, preferred,            insurance                       insurance
       non-smoker, Specified
       Amount of $250,000, 0
       years since Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------------------------------
Cost of Insurance Charge for
Additional Term Life Insurance
Rider(6)
  o    Minimum and Maximum        $0.08 to $83.33 per $1,000 of   $0.01 to $23.63 per $1,000 of
       Charge(12)                 term insurance                  term insurance
  o    Charge for a 35 year old   $0.14 per $1,000 of term        $0.04 per $1,000 of term
       male, non-smoker, 0        insurance                       insurance
       years from the issue date
       of the Rider
--------------------------------------------------------------------------------------------------------
Enhanced Maturity Extension       $0.01 per $1,000 Specified      $0.01 per $ 1,000 Specified
Rider                             Amount plus term insurance      Amount plus term insurance
--------------------------------------------------------------------------------------------------------
Maturity Extension Rider                        --                              --
--------------------------------------------------------------------------------------------------------
Spouse's Yearly Renewable
Term Rider/Other Insured Term
Rider(13)
  o    Minimum and Maximum        $0.07 to $6.60 per $1,000 of    $0.07 to $6.60 per $1,000 of
       Charge(14)                 term insurance                  term insurance
  o    Charge for a 35 year old   $0.12 per $1,000 of term        $0.12 per $1,000 of term
       female, non smoker,        insurance                       insurance
       preferred, Specified
       Amount in force of
       $250,000, 0 years from
       the issue date of the
       Rider
--------------------------------------------------------------------------------------------------------


                                                    Benefits and risks summary 6

--------------------------------------------------------------------------------
                   Optional Rider Charges (continued)
--------------------------------------------------------------------------------
 Rider                            When Charge is Deducted
--------------------------------------------------------------------------------
Accidental Death and              On issuance of rider and on each
Dismemberment Rider(15)           Monthly Anniversary Day until the
                                  policy anniversary following the
                                  70th birthday of the Insured. For
                                  issue ages under 5, charges
                                  commence with the policy
                                  anniversary following the 5th
                                  birthday.
  o    Minimum and Maximum
       Charge(16)
  o    Charge for a 35 year old
--------------------------------------------------------------------------------
Purchase Option Rider(15)         On issuance of rider and on each
                                  Monthly Anniversary Day until the
                                  policy anniversary following the
                                  49th birthday of the Insured
  o    Minimum and Maximum
       Charge(17)
  o    Charge for a 35 year old
--------------------------------------------------------------------------------
Waiver of Monthly Deduction       On issuance of rider and on each
Rider(1)                          Monthly Anniversary Day until the
                                  policy anniversary following the
                                  65th anniversary birthday of the
                                  Insured. For issue ages under 5,
                                  charges commence with the policy
                                  anniversary following the Insured's
                                  5th birthday
  o    Minimum and Maximum
       Charge(19)
  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, and
       0 years from the issue
       date of the rider
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                                 Optional Rider Charges (continued)
-------------------------------------------------------------------------------------------------------
                                                               Amount Deducted
                                  ---------------------------------------------------------------------
 Rider                            Guaranteed Charge                Current Charge
-------------------------------------------------------------------------------------------------------
Accidental Death and
Dismemberment Rider(15)
  o    Minimum and Maximum        $0 to $0.17 per $1,000 of        $0 to $0.17 per $1,000 of
       Charge(16)                 accidental death and             accidental death and
                                  dismemberment insurance          dismemberment insurance
  o    Charge for a 35 year old   $0.09 per $1,000 of accidental   $0.09 per $1,000 of accidental
                                  death and dismemberment          death and dismemberment
                                  insurance                        insurance
Purchase Option Rider(15)
  o    Minimum and Maximum        $0.05 to $0.36 of purchase       $0.05 to $0.36 of purchase
       Charge(17)                 option insurance                 option insurance
  o    Charge for a 35 year old   $0.25 per $1,000 of purchase     $0.25 per $1,000 of purchase
                                  option insurance                 option insurance
Waiver of Monthly Deduction
Rider(18)
  o    Minimum and Maximum        $0 to $0.15 per $1,000 of        $0 to $0.15 per $1,000 of
       Charge(19)                 Specified Amount plus Term       Specified Amount plus Term
                                  Insurance                        Insurance
  o    Charge for a 35 year old   $0.01 per $1,000 of Specified    $0.01 per $1,000 of Specified
       male, non-smoker,          Amount plus Term Insurance       Amount plus Term Insurance
       preferred, Specified
       Amount of $250,000, and
       0 years from the issue
       date of the rider


7 Benefits and risks summary

---------------------------------------------------------------------------
                    Optional Rider Charges (continued)
---------------------------------------------------------------------------
 Rider                            When Charge is Deducted
---------------------------------------------------------------------------
Waiver of Specified Premiums      On issuance of rider and on each
Rider(18)                         Monthly Anniversary Day until the
                                  policy anniversary following the
                                  65th anniversary birthday of the
                                  Insured. For issue ages under 5,
                                  charges commence with the policy
                                  anniversary following the Insured's
                                  5th birthday
  o    Minimum and Maximum
       Charge(20)
  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, 0
       years from the issue date
       of the rider
---------------------------------------------------------------------------
Accelerated Death Benefit         No charge
Rider
---------------------------------------------------------------------------
Children's Term Life Insurance    On issuance of the rider and on
Rider(21)                         each Monthly Anniversary Day until
                                  the policy anniversary following the
                                  Insured's 65th birthday
  o    Minimum and Maximum
       Charge(22)
  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, no
       Waiver of Monthly
       Deduction Rider attached
       to the Policy, and 0 years
       since the issue date of
       the rider
---------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------
                                   Optional Rider Charges (continued)
-------------------------------------------------------------------------------------------------------
                                                             Amount Deducted
                                  ---------------------------------------------------------------------
 Rider                            Guaranteed Charge                  Current Charge
-------------------------------------------------------------------------------------------------------
Waiver of Specified Premiums
Rider(18)
  o    Minimum and Maximum        $0 to $0.77 per $10 of Specified   $0 to $0.77 per $10 of Specified
       Charge(20)                  Amount                             Amount
  o    Charge for a 35 year old   $0.06 per $10 of Specified         $0.06 per $10 of Specified
       male, non-smoker,           Amount                             Amount
       preferred, Specified
       Amount of $250,000, 0
       years from the issue date
       of the rider
-------------------------------------------------------------------------------------------------------
Accelerated Death Benefit                        --                                 --
Rider
-------------------------------------------------------------------------------------------------------
Children's Term Life Insurance
Rider(21)
  o    Minimum and Maximum        $0.48 to $0.49 per $1,000 of       $0.48 to $0.49 per $1,000 of
       Charge(22)                 insurance coverage                 insurance coverage
  o    Charge for a 35 year old   $0.48 per $1,000 of insurance      $0.48 per $1,000 of insurance
       male, non-smoker,          coverage                           coverage
       preferred, Specified
       Amount of $250,000, no
       Waiver of Monthly
       Deduction Rider attached
       to the Policy, and 0 years
       since the issue date of
       the rider


(11) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 20, 0 years since issue of rider, and minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 79, and minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 60, 19 years since issue of rider, and minimum Specified Amount of $100,000.

(12) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of the rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 21, minimum Specified Amount of $100,000, and 0 years since issue of the rider; the maximum guaranteed charge for this rider is based on all Insureds at age 99; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 85, minimum Specified Amount of $100,000, and 15 years since issue of the rider.

(13) The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and duration of the Policy. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.

(14) The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-smoker, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 70, and 0 years since the issue of the rider.

(15) The Accidental Death and Dismemberment Rider and Purchase Option Rider charges vary based on the age of the Insured. The Rider charges shown in the table may not be rep resentative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(16) The minimum guaranteed and current charge for this rider assumes an Insured attained ages 0-4; the maximum guaranteed and current charge for this rider assumes an Insured attained age 69.

                                                    Benefits and risks summary 8

(17) The minimum guaranteed and current charge for this rider assumes an Insured issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured issue age 46.

(18) The Waiver of Monthly Deduction Rider and Waiver of Specified Premiums Rider vary based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(19) The minimum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes Insured attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 64, male, smoker.

(20) The minimum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 0; the maximum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 59.

(21) The Children's Term Life Insurance Rider varies based on the Insured's risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(22) The minimum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is attached to the base Policy.


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.



-----------------------------------------------------------------------------------------------------------
                                      Total Annual Portfolio Operating Expenses
                              (expenses that are deducted from portfolio assets):
-----------------------------------------------------------------------------------------------------------
                                                                                    Minimum     Maximum
                                                                                    -------     -------
Total Annual Portfolio Operating Expenses (including management fees, distribution
and/or service or 12b-1 fees, and other expenses)                                   0.60%       2.67%



The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2004. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.



      ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2004
                          (AS A PERCENTAGE OF NET ASSETS)

                                                           Distribution
                                             Management    and Service       Other
 Portfolio Name                                Fees(1)    (12b-1) Fees(2) Expenses(3)
--------------------------------------------------------------------------------------
 AIM Variable Insurance Funds--Series I Shares
--------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund           0.75%           --            0.37%
AIM V.I. Health Sciences Fund(5)           0.75%           --            0.36%
AIM V.I. Technology Fund                   0.75%           --            0.40%
--------------------------------------------------------------------------------------
 The Alger American Fund--Class O Shares
--------------------------------------------------------------------------------------
Alger American Balanced Portfolio          0.75%           --            0.12%
Alger American MidCap Growth Portfolio     0.80%           --            0.12%
--------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IA
--------------------------------------------------------------------------------------
EQ/Government Securities Portfolio         0.50%           --            0.25%
EQ/Long Term Bond Portfolio                0.50%           --            0.25%
EQ/MONY Money Market Portfolio             0.40%           --            0.20%
--------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IB
--------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth       1.00%         0.25%           0.18%
Portfolio
EQ/Boston Advisors Equity Income Portfolio 0.75%         0.25%           0.21%
EQ/Enterprise Managed Portfolio            0.78%         0.25%           0.12%
EQ/Enterprise Global Socially Responsive   0.90%         0.25%           1.52%
Portfolio
EQ/Enterprise Multi-Cap Growth Portfolio   1.00%         0.25%           0.20%
EQ/Montag & Caldwell Growth Portfolio      0.75%         0.25%           0.12%
EQ/PIMCO Real Return Portfolio(6)          0.55%         0.25%           0.20%
EQ/Small Company Value Portfolio           0.80%         0.25%           0.12%
EQ/UBS Growth and Income Portfolio         0.75%         0.25%           0.16%
--------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                                                             Fee waivers     Net Total Annual
                                             Gross Total   and/or Expense    Expenses after
                                               Annual        Reimburse-          expense
 Portfolio Name                               Expenses         ments4          limitations
------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds--Series I Shares
------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund           1.12%            0.00%          1.12%
AIM V.I. Health Sciences Fund(5)           1.11%           (0.01)%         1.10%
AIM V.I. Technology Fund                   1.15%            0.00%          1.15%
------------------------------------------------------------------------------------------------
 The Alger American Fund--Class O Shares
------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio          0.87%            0.00%          0.87%
Alger American MidCap Growth Portfolio     0.92%            0.00%          0.92%
------------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IA
------------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio         0.75%              --           0.75%
EQ/Long Term Bond Portfolio                0.75%              --           0.75%
EQ/MONY Money Market Portfolio             0.60%           (0.10)%         0.50%
------------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IB
------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth       1.43%           (0.13)%         1.30%
Portfolio
EQ/Boston Advisors Equity Income Portfolio 1.21%           (0.16)%         1.05%
EQ/Enterprise Managed Portfolio            1.15%           (0.10)%         1.05%
EQ/Enterprise Global Socially Responsive   2.67%           (1.37)%         1.30%
Portfolio
EQ/Enterprise Multi-Cap Growth Portfolio   1.45%           (0.05)%         1.40%
EQ/Montag & Caldwell Growth Portfolio      1.12%            0.00%          1.12%
EQ/PIMCO Real Return Portfolio(6)          1.00%           (0.35)%         0.65%
EQ/Small Company Value Portfolio           1.17%              --           1.17%
EQ/UBS Growth and Income Portfolio         1.16%           (0.11)%         1.05%
------------------------------------------------------------------------------------------------


9 Benefits and risks summary

       ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31,
                                2004 (CONTINUED)
                         (AS A PERCENTAGE OF NET ASSETS)

---------------------------------------------------------------------------------------
                                                        Distribution
                                          Management    and Service       Other
 Portfolio Name                             Fees(1     (12b-1) Fees(2)  Expenses(3)
---------------------------------------------------------------------------------------
 Janus Aspen Series--Service Shares
---------------------------------------------------------------------------------------
Forty Portfolio(7)                      0.64%         0.25%           0.02%
Flexible Bond Portfolio(7)              0.52%         0.25%           0.03%
International Growth Portfolio(7)       0.64%         0.25%           0.04%
---------------------------------------------------------------------------------------
 Lord Abbett Series Fund--Class VC
---------------------------------------------------------------------------------------
Bond-Debenture Portfolio                0.50%           --            0.48%
Growth and Income Portfolio             0.50%           --            0.39%
Mid-Cap Value Portfolio                 0.75%           --            0.42%
---------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust--Initial Class
---------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series            0.75%           --            0.12%
MFS(R) New Discovery Series             0.90%           --            0.11%
MFS(R) Total Return Series              0.75%           --            0.08%
MFS(R) Utilities Series                 0.75%           --            0.14%
---------------------------------------------------------------------------------------
 PBHG Insurance Series Fund
---------------------------------------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio(8)      0.85%           --            0.32%
Liberty Ridge Select Value Portfolio(8) 0.65%           --            0.27%
---------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust--Administrative Class
---------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)        0.25%           --            0.65%
Real Return Portfolio(6)                0.25%           --            0.40%
StocksPLUS Growth and Income Portfolio  0.40%           --            0.25%
---------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.--Share Class I
---------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio(9)    1.25%           --            0.46%
Global Value Equity Portfolio(9)        0.67%           --            0.37%
U.S. Real Estate Portfolio(9)           0.76%           --            0.26%
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                          Fee waivers     Net Total Annual
                                          Gross Total   and/or Expense    Expenses after
                                            Annual        Reimburse-          expense
 Portfolio Name                            Expenses         ments4          limitations
--------------------------------------------------------------------------------------------
 Janus Aspen Series--Service Shares
--------------------------------------------------------------------------------------------
Forty Portfolio(7)                      0.91%              --           0.91%
Flexible Bond Portfolio(7)              0.80%            0.00%          0.80%
International Growth Portfolio(7)       0.93%              --           0.93%
--------------------------------------------------------------------------------------------
 Lord Abbett Series Fund--Class VC
--------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                0.98%           (0.08)%         0.90%
Growth and Income Portfolio             0.89%              --           0.89%
Mid-Cap Value Portfolio                 1.17%              --           1.17%
--------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust--Initial Class
--------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series            0.87%              --           0.87%
MFS(R) New Discovery Series             1.01%              --           1.01%
MFS(R) Total Return Series              0.83%              --           0.83%
MFS(R) Utilities Series                 0.89%              --           0.89%
--------------------------------------------------------------------------------------------
 PBHG Insurance Series Fund
--------------------------------------------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio(8)      1.17%            0.00%          1.17%
Liberty Ridge Select Value Portfolio(8) 0.92%            0.00%          0.92%
--------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust--Administrative Class
--------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)        0.90%            0.00%          0.90%
Real Return Portfolio(6)                0.65%            0.00%          0.65%
StocksPLUS Growth and Income Portfolio  0.65%            0.00%          0.65%
--------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.--Share Class I
--------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio(9)    1.71%           (0.06)%         1.65%
Global Value Equity Portfolio(9)        1.04%            0.00%          1.04%
U.S. Real Estate Portfolio(9)           1.02%            0.00%          1.02%
--------------------------------------------------------------------------------------------



1 The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 4 for any expense limitation agreement information.

2 Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. The 12b-1 fees will not be increased for the life of the contracts.

3 Other expenses shown are those incurred in 2004. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 4 for any expense limitation agreement.

4 The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For the fiscal year ending December 31, 2005.AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006. Liberty Ridge Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolios and to pay certain expenses of the Portfolios to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%, in the case of the Mid-Cap Portfolio and 1.00%, in the case of the Select Value Portfolio. You should also know that in any fiscal year in which either Portfolio's total assets are greater than $75 million and, in the case of the Mid-Cap Portfolio, its total annual fund operating expenses are less than 1.20% and, in the case of the Select Value Portfolio, less than 1.00%, the Portfolios' Board of Trustees may elect to reimburse Liberty Ridge Capital for any fees it waived or expenses it reimbursed on the Portfolios' behalf, respectively, during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2004. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio, Real Return Portfolio and the StocksPLUS Growth and Income Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90%, 0.65%, and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax



                                                   Benefits and risks summary 10
     expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and MFS(R) Variable Insurance Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:



-------------------------------------------------------------------
 Portfolio Name
   EQ/Enterprise Multi Cap Growth Portfolio   1.20%
   EQ/Small Company Value Portfolio           1.16%
   MFS(R) New Discovery Series                1.00%
   MFS(R) Total Return Series                 0.82%
   MFS(R) Utilities Series                    0.88%
--------------------------------------------------------------------------------------------



5 Effective January 1, 2005 through December 31, 2006, for the AIM V.I. Health Sciences Fund, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

6 Effective on or about May 9, 2005, both of these portfolios will be managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC (PIMCO). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

7 Management fees for Janus Aspen Series portfolios have been restated to reflect reductions in the portfolios' management fees effective July 1, 2004.

8 The expense information in the table has been restated to reflect the reduced administrative services fee Old Mutual Fund Services charges the Portfolios. Effective October 1, 2004, the fee for each Portfolio was reduced from 0.15% to approximately 0.12%.

9 Management fees for The Universal Institutional Funds, Inc. portfolios have been restated to reflect reductions effective as of November 1, 2004.


The expense information regarding the Funds was provided by those Funds. We have not independently verified this information.


We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.



11 Benefits and risks summary

2. Who is MONY Life Insurance Company of America?


--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

The Policy is issued by MONY Life Insurance Company of America. In this prospectus, MONY Life Insurance Company of America is referred to as the "Company." The Company is a stock life insurance company organized in 1969 under the laws of the State of Arizona. The Company is licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The principal office of the Company is located at 1290 Avenue of the Americas, New York, NY 10104. The Company is obligated to pay all amounts promised under the Policy.

AXA Financial Inc. ("AXA Financial"), a diversified financial services company, is the parent company of the Company. AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies. AXA Financial and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial is expected to continue through 2005.


MONY AMERICA VARIABLE ACCOUNT L


We established MONY America Variable Account L as a separate account under Arizona law on February 15, 1985. We divided the Variable Account into subdivisions called Subaccounts. Each Subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Income, gains and losses, realized or unrealized, from assets allocated to the Variable Account and of each Subaccount are credited to or charged against the Variable Account and that Subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a Subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.



CHANGES TO THE VARIABLE ACCOUNT


We may add new Subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

o    combine the Variable Account with any of our other separate accounts;

o    transfer assets of the Variable Account to another separate account;

o add new Subaccounts to, or remove existing Subaccounts from, the Variable Account;

o make Subaccounts (including new Subaccounts) available to such classes of Polices as we may determine;

o    add new Funds or remove existing Funds;

o    deregister the Variable Account under the 1940 Act; and

o operate the Variable Account under the direction of a committee or in any other form permitted by law.

We will notify you of any changes we make.


                              Who is MONY Life Insurance Company of America?  12

3. The Portfolios


--------------------------------------------------------------------------------


Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of EQ Advisors Trust.



--------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA*
--------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(1)     Seeks to maximize income and capital appreciation
                                through investment in the highest credit quality debt
                                obligations.
--------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(2)            Seeks to maximize income and capital appreciation
                                through investment in long-maturity debt
                                obligations.
--------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET            Seeks to maximize current income while preserving
                                capital and maintaining liquidity.
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB*
--------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                 Seeks to achieve capital appreciation.
 SMALL COMPANY GROWTH(3)
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an
 INCOME(4)                      above-average and consistent total return.
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE GLOBAL SOCIALLY   Seeks to achieve total return.
 RESPONSIVE
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED           Seeks to achieve growth of capital over time.
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP         Seeks to achieve long-term capital appreciation.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.
 GROWTH(6)
--------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN(7)**       Seeks maximum real return consistent with preservation
                                of real capital and prudent investment management.
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(5)       Seeks to maximize capital appreciation.
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(8)     Seeks to achieve total return through capital appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA*
--------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(1)     o Boston Advisors, Inc.
--------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(2)            o Boston Advisors, Inc.
--------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET            o Boston Advisors, Inc.
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IB*
--------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                 o Bear Stearns Asset Management, Inc.
 SMALL COMPANY GROWTH(3)
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       o Boston Advisors, Inc.
 INCOME(4)
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE GLOBAL SOCIALLY   o Rockefeller & Co., Inc.
 RESPONSIVE
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED           o Wellington Management Company LLP
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP         o Montag & Caldwell, Inc.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            o Montag & Caldwell, Inc.
 GROWTH(6)
--------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN(7)**       o Pacific Investment Management Company,
                                  LLC
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(5)       o GAMCO Investors, Inc.
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(8)     o UBS Global Asset Management
                                (Americas) Inc.
--------------------------------------------------------------------------------------------


13 The Portfolios

---------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
---------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I
---------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     Seeks capital growth.
 FUND
---------------------------------------------------------------------------------------------------
AIM V.I. HEALTH SCIENCES FUND   Seeks capital growth.
---------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        Seeks capital growth.
---------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS O SHARES
---------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Seeks current income and long-term capital appreciation.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Seeks long-term capital appreciation.
 GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 SERVICE SHARES
---------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO         Seeks to obtain maximum total return, consistent with
                                preservation of capital.
---------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                 Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH            Seeks long-term growth of capital.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
---------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO        Seeks high current income and the opportunity for capital
                                appreciation to produce a high total return.
---------------------------------------------------------------------------------------------------
GROWTH AND INCOME               Seeks long-term growth of capital and income without
 PORTFOLIO                      excessive fluctuations in market value.
---------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO         Seeks capital appreciation by investing in equity securi-
                                ties, which are believed to be undervalued in the
                                marketplace.
---------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL SHARES
---------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES    Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES     Seeks capital appreciation.
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES      Seeks mainly to provide above-average income consistent
                                with the prudent employment of capital and, secondarily,
                                to provide a reasonable opportunity for growth of capital
                                and income.
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES         Seeks capital growth and current income.
 PBHG INSURANCE SERIES FUND
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE MID-CAP           Seeks to provide above average total return over a 3 to 5
 PORTFOLIO                      year market cycle, consistent with reasonable risk.
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE SELECT VALUE      Seeks to provide long-term growth of capital and income.
 PORTFOLIO                      Current income is a secondary objective.
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
---------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO           Seeks to maximize total return, consistent with preserva-
 (UNHEDGED)                     tion of capital and prudent investment management.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I
---------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     A I M Advisors, Inc.
 FUND
---------------------------------------------------------------------------------------------------
AIM V.I. HEALTH SCIENCES FUND   A I M Advisors, Inc.
AIM V.I. TECHNOLOGY FUND        A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS O SHARES
---------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Fred Alger Management, Inc.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Fred Alger Management, Inc.
 GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 SERVICE SHARES
---------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO         Janus Capital Management LLC
---------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                 Janus Capital Management LLC
---------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH            Janus Capital Management LLC
 PORTFOLIO
---------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
---------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO        Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------
GROWTH AND INCOME               Lord, Abbett & Co. LLC
 PORTFOLIO
---------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO         Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUSTSM -- INITIAL SHARES
---------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES    Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES     Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES      Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES         Massachusetts Financial Services Company
 PBHG INSURANCE SERIES FUND
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE MID-CAP           Liberty Ridge Capital, Inc.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE SELECT VALUE      Liberty Ridge Capital, Inc.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
---------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO           Pacific Investment Company LLC
 (UNHEDGED)
---------------------------------------------------------------------------------------------------


                                                               The Portfolios 14

---------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
---------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO**         Seeks to maximize real return, consistent with preserva-
                                tion of real capital, and prudent investment management.
---------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND           An enhanced S&P 500 index strategy that seeks total
 INCOME PORTFOLIO               return, which exceeds the return of the S&P 500 Index.
---------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
---------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                      investing primarily in growth-oriented equity securities of issuers in emerging market countries.
---------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                      investing primarily in equity securities of issuers through-
                                out the world, including U.S. issuers.
---------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      The Portfolio seeks to provide above average current
                                income and long-term capital appreciation by investing
                                primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
---------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO**         Pacific Investment Company LLC
---------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND           Pacific Investment Company LLC
 INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
---------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         Morgan Stanley Investment Management Inc.,
 PORTFOLIO                      which does business in certain instances using
                                the name "Van Kampen," is the investment
                                adviser to The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             Morgan Stanley Investment Management Inc.,
 PORTFOLIO                      which does business in certain instances using
                                the name "Van Kampen," is the investment
                                adviser to The Universal Institutional Funds, Inc.
                                (subadvised by Morgan Stanley Investment Man-
                                agement Limited)
---------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      Morgan Stanley Investment Management Inc.,
                                which does business in certain instances using
                                the name "Van Kampen," is the investment
                                adviser to the Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change and objective change (if applicable) effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio information in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.




---------------------------------------------------------------------------------------------------
 FN          Portfolio Name until May 9, 2005     Portfolio Objective until May 9, 2005
---------------------------------------------------------------------------------------------------
   (1)      EQ/MONY Government Securities        No change
   (2)      EQ/MONY Long Term Bond               No change
   (3)      EQ/Enterprise Small Company Growth   No change.
   (4)      EQ/Enterprise Equity Income          No change.
   (5)      EQ/Enterprise Small Company Value    No change.
   (6)      EQ/Enterprise Growth                 No change.
   (7)      EQ/Enterprise Total Return           Seeks total return.
   (8)      EQ/Enterprise Growth and Income      No change.
---------------------------------------------------------------------------------------------------



** Effective on or about May 9, 2005, both of these portfolios will be managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.



15 The Portfolios

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.


YOUR RIGHT TO VOTE PORTFOLIO SHARES


As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding Subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a Subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.



DISREGARD OF VOTING INSTRUCTIONS


We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


                                                              The Portfolios  16

4. The Guaranteed Interest Account

--------------------------------------------------------------------------------


Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.


Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of its General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4.0%. However, in some states and/or if we issued your Policy before January 6, 2003, we guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0121% compounded daily, for a minimum effective annual rate of 4.5%. We may, in our sole discretion, declare current interest in excess of the 4.0% annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for Fund Value allocated to the Guaranteed Interest Account.


17  The Guaranteed Interest Account

5. The Policy

--------------------------------------------------------------------------------


We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY


To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4.0% -- in some states and/or if we issued your Policy before January 6, 2003, your premium will earn interest at an effective annual rate of 4.5%). See "Premiums". Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.


TEMPORARY INSURANCE COVERAGE


You may apply for temporary insurance coverage. To be eligible for such coverage, the Insured must be between the ages of 15 days and 71 years old and must be able to satisfactorily answer several health questions. Your initial premium must be in the amount of at least the Minimum Monthly Premium (see below) for the Policy for which you applied. This coverage will take effect on the date you sign the application and pay the premium. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for;

o the 15th day after the policy release date or the date the Policy takes effect, if the policy is issued other than as applied for;


o no later than 90 days from the date the temporary insurance agreement is signed;

o the 45th day after the form is signed if you have not finished the last required medical exam;

o    5 days after we send notice to you that we declined to issue any Policy;
     and


o    the date you tell us that the Policy will be refused.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:


1. the insurance coverage applied for (including any optional riders) up to $500,000, less



2. the deductions from premium and the monthly deduction due prior to the date of death.


We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage.



BACKDATING


We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the record date so that you can obtain lower insurance rates, based on a younger insurance age. We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.



OWNER


You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.



CANCELING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days (or longer in certain states) after you receive the Policy.



                                                                  The Policy  18

6. Premiums

--------------------------------------------------------------------------------


GENERAL


We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

The total premiums you pay may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.

We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.



INITIAL PREMIUM


You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1.   your Specified Amount;

2.   any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.



TAX-FREE "SECTION 1035" EXCHANGES


You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).



SCHEDULED PREMIUMS


Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.


You should consider changing the amount of your scheduled premium payments if:

o    you change your Specified Amount;

o    you change your Death Benefit option;

o    you change or add a rider;

o you take a partial surrender when you have elected Death Benefit Option 1 (see "Death Benefits"); or you select Subaccounts that experience adverse investment performance.


You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.


We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.



Please note: During the first three Policy Years or the three Policy Years following an increase in Specified Amount (if that increase became effective during the first three Policy Years), premiums paid less partial surrenders (excluding their fees) and any Outstanding Debt must at least equal the Minimum Monthly Premium times the number of months the Policy has been in force.


19  Premiums

ELECTRONIC PAYMENTS


You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.



UNSCHEDULED PREMIUMS


In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.



REPAYMENT OF OUTSTANDING DEBT


We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.



ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the Subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to the net premium payments within 7 days after receipt of your instructions.


We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your net premium to the Subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the Subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.

If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premium payments. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.


                                                                    Premiums  20

7. How your Fund Value varies

--------------------------------------------------------------------------------


FUND VALUE


Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.


CASH VALUE


Cash Value on any Business Day is Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES


On any Business Day, the value of a Subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into Units. When you make allocations to a Subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a Subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a Subaccount, we decrease the number of Units you hold in a Subaccount.


SUBACCOUNT UNIT VALUE


We arbitrarily set the Unit value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit value by subtracting (b) from (a) and dividing the result by (c), where:

(a) is the per share net asset value on the Business Day of the appli cable fund portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Day.

(b)  is the mortality and expense risk charge accrued as of that Busi ness Day.

(c) is the total number of Units held in the Subaccount on the Busi ness Day before the purchase or redemption of any Units on that Day.


GUARANTEED INTEREST ACCOUNT VALUE


On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.


21  How your Fund Value varies

8. Transfers

--------------------------------------------------------------------------------


After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the Subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a Subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See "Payments and telephone transactions."


We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and deductions."



TRANSFERS BY THIRD PARTIES


As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will mail notification to you and/or the third party generally within one Valuation Date if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

The EQ Advisors Trust (the "Trust") has adopted policies and procedures designed to discourage disruptive transfers by policy owners investing in the portfolios of the Trust. The Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the Trust reserves the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors



                                                                   Transfers  22
or would disrupt the management of the portfolio. The Trust monitors aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us policy owner trading activity. The Trust currently considers transfers into and out of (or vice versa) the same subaccounts within a five business day period as potentially disruptive transfer activity. When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or the Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the Trust. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. If the underlying trust determines that the trading activity of a particular policy owner is disruptive, we will take action to limit the disruptive trading activity of that policy owner as discussed above.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners/participants may be treated differently than others, resulting in the risk that some policy owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



23  Transfers

9. Death Benefits

--------------------------------------------------------------------------------


As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone transactions." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE


The amount of Death Benefit proceeds payable equals:

1.   the Policy's Death Benefit; plus

2.   any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs dur ing any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."



DEATH BENEFIT OPTIONS


When you apply for a Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second, you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $100,000.


Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing cost of insurance charges) you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option, see below.


Under Death Benefit Option 1, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

Your death benefit percentage will vary by the definition of life insurance you selected. A table showing the death benefit percentages is in your Policy. If you want to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

Under Death Benefit Option 2, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, plus Fund Value on the date of the Insured's Death, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Fund Value varies. If you want to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt.

We also assume that you selected the Guideline Premium Test. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.


                                                              Death Benefits  24

----------------------------------------------------------
                                 Policy 1      Policy 2
----------------------------------------------------------
Specified Amount               $ 100,000     $ 100,000
Fund Value on Date of Death    $  35,000     $  85,000
Death Benefit Percentage             120%           120%
Death Benefit under Option 1   $ 100,000     $ 102,000
Death Benefit under Option 2   $ 135,000     $ 185,000
----------------------------------------------------------


CHANGING DEATH BENEFIT OPTIONS


You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Specified Premium rider or a Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent and in the Statement of Additional Information.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- The Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option I to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.



CHANGING THE SPECIFIED AMOUNT


You may change the Specified Amount under your Policy subject to the conditions described below.

Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time. We offer term life insurance riders. Depending on your circumstances, it may be more cost effective for you to purchase one of these riders rather than increasing your Specified Amount.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.


INCREASES


o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o You can only increase the Specified Amount until the Insured's age 85 (Insured's age 70 for individual qualified plans).

o You may not increase your Specified Amount if Monthly Deductions are being waived under the Waiver of Monthly Deduction rider, or premiums are being waived under the Waiver of Specified Premiums rider.

o    Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.



DECREASES


o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o    You may not decrease the Specified Amount below $100,000.

o    We will apply decreases in your Specified Amount in the following order:


25  Death Benefits

     1. against the most recent increase, regardless if it is Specified Amount increase or additional term life insurance rider amount increase;

     2. against the next most recent increases successively, regard less if it is Specified Amount increase or additional term life insurance rider amount increase;

     3. against additional term life insurance rider amount provided under the original application; and

     4. against insurance provided by the Specified Amount under the original application.

o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you elected the Guaranteed Death Benefit to Age 100 rider, your Minimum Monthly Premium will be adjusted for the decrease in Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o    Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.

Changes in the additional term life insurance amount will be subject to the same rules discussed above for Specified Amount changes.


                                                              Death Benefits  26

10. Other optional insurance benefits

--------------------------------------------------------------------------------


Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences of adding or deleting optional insurance benefits.


The following riders are available under the Policy. Not all riders are available in all states.



TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later. (This rider may not be elected after May 1, 2005).


ADDITIONAL TERM LIFE INSURANCE RIDER


This rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider, unlike the Term Life Term Rider, is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702. See "Tax Considerations."



ENHANCED MATURITY EXTENSION RIDER


This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.



This option must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Maturity Extension Rider will not be effective. If you elect to end this rider, we will automatically provide coverage under the Maturity Extension Rider. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")

MATURITY EXTENSION RIDER


This rider extends coverage beyond the original maturity date until the date death proceeds become payable. Death proceeds payable upon the surviving Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. This rider is automatically included in all jurisdictions where available. The extension must be elected at least 30 days but no more than 90 days before the original maturity date. Electing the extension and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80. (This rider may not be elected after May 1, 2005).


ACCIDENTAL DEATH AND DISMEMBERMENT RIDER


This rider pays a benefit amount if the Insured dies or suffers a specified dismemberment as a result of an accident. The accident must occur after the Insured's age 5 and before the Insured's age 70.



PURCHASE OPTION RIDER


This rider provides the option to purchase additional coverage as specified in the rider at specific ages or events without providing additional evidence that the Insured remains insurable.



WAIVER OF MONTHLY DEDUCTION RIDER


This rider provides for the waiver of certain charges while the Insured has a covered disability and the policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Per $1,000 Specified Amount charges, (3) cost of insurance charges, and (4) rider charges.




WAIVER OF SPECIFIED PREMIUMS RIDER


This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the Insured has a covered disability and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary net charges. We will allocate net premiums among the Subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the Monthly Deductions due under your Policy.


27  Other optional insurance benefits

ACCELERATED DEATH BENEFIT RIDER


This rider provides you with the ability to accelerate a portion of the Policy's base Death Benefit if the Insured is diagnosed with a terminal illness that reduces the Insured's life expectancy to 12 months or less and you provide satisfactory proof of the terminal illness. The accelerated benefit amount will be the lesser of 50% of the Policy's base Death Benefit or $250,000, and we will pay the accelerated Death Benefit in one lump sum to the Owner. Adding this rider to a policy or requesting an accelerated death benefit under this rider may have tax consequences.



CHILDREN'S TERM LIFE INSURANCE RIDER


This rider provides term insurance coverage on the lives of the children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday.

Contact our Operations Center or your agent for additional information about these additional insurance benefits.


                                           Other optional insurance benefits  28

11. Benefits at maturity

--------------------------------------------------------------------------------

The maturity date for this Policy unless the Maturity Extension Rider or the Enhanced Maturity Extension Rider is elected is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death if you elect the maturity extension rider or the enhanced maturity extension rider. The maturity extension rider is automatically included in all jurisdictions where available. The death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the enhanced maturity extension rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.


There is no charge for maturity extension rider, but there is a charge for the enhanced maturity extension rider. You may not elect both the maturity extension rider and the enhanced maturity extension rider. Please see the riders or your agent for more information.


29  Benefits at maturity

12. Accessing your money

--------------------------------------------------------------------------------

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.


The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.


A surrender, including a "partial surrender" (see below), may have adverse tax consequences. See "Tax considerations."



PARTIAL SURRENDERS


Until the maturity date, you may make a partial surrender request at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $100,000. If you have taken a loan on your Policy, we limit the amount of your partial surrender so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

You must allocate an amount or percentage of your Fund Value in the Subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a Subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.



EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS


If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.

There is a fee for each partial surrender of $10. Partial surrenders may have adverse tax consequences. See "Tax considerations."



LOANS


You may borrow up to 90% of your Cash Value at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a Subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0% (in some states and/or if we issued your Policy before January 6, 2003, this annual rate is not less than 4.5%). We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone transactions."

We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


----------------------------------------------------------------------------
   Policy Year      Interest Due (at an annual rate)
----------------------------------------------------------------------------
  1 through 20       5.00%
  21 and after       4.25%
----------------------------------------------------------------------------

In some states and/or for Policy issued before January 6, 2003, the interest is 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.


                                                        Accessing your money  30

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each Subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.


You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Operations Center. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium. If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.


Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death.



EFFECTS OF POLICY LOANS


A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.


There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."


We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


31  Accessing your money

13. Termination

--------------------------------------------------------------------------------


GENERAL

Your Policy will remain in effect as long as:

1. it has a Cash Value greater than zero and you make any required additional premium payments during the 61-day grace period; or

2. you have elected the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the rider, and you make any required additional premium payments during the 61-day Grace Period.

If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient value that will inform you the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years. If you have elected the Guaranteed Death Benefit Rider to Age 100, there also are separate rules relating to termination.


SPECIAL RULES FOR FIRST THREE POLICY YEARS


During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:


o    Your Policy's Cash Value is greater than zero; or


o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:


o    The insufficiency occurs after the first three Policy Years; or


o The minimum monthly premium test has not been met during the first three Policy Years (as described above).


AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY


If you receive a notice of insufficient premium, during the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), or a notice of insufficient value at any time thereafter, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.

During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1.   any unpaid Minimum Monthly Premium; plus

2.   one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1.   any unpaid Monthly Deduction; plus

2. an amount equal to two succeeding Monthly Deductions plus the amount of the deductions from premiums for various taxes and the sales charge.



YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD


Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt.

For Policies With Guaranteed Death Benefit To Age 100 Rider. The Specified Amount of your Policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any Monthly Anniversary Day if the Guaranteed Death Benefit to Age 100 Rider is in effect through satisfaction of the cumulative minimum monthly premium test.

While the Guaranteed Death Benefit to Age 100 Rider is in effect, the Fund Value of your Policy will be reduced by Monthly Deductions but not below zero. During the guarantee period, we will waive any Monthly Deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit to Age 100 Rider is elected, but not in effect, and your Cash Value is not greater than zero, you will receive a notice of insufficient premium.



REINSTATEMENT


If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day that falls at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:

1. a written application received at our Operations Center within five years of the end of the grace period;

2.   satisfactory evidence to us of the insurability of the Insured;

3.   payment of a premium large enough to cover:

     a. the balance we told you in the notice of insufficient premium that was necessary to keep your Policy in effect; and

     b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

                                                                 Termination  32

4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. For Policies issued after January 6, 2003, this is an annual rate of 5.0% for Policy Years 1-20 and 4.25% for Policy Years 21 and after. In some states and/or for Policies issued before January 6, 2003, this is an annual rate of 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.

We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus Outstanding Debt (if applicable) among the Subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.


33  Termination

14. Payments and telephone/facsimile/web transactions


--------------------------------------------------------------------------------


You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or Operations Center for more information regarding the settlement options.

Any Death Benefit proceeds that we pay will include interest from the date of death to the date of payment. We will pay interest on the proceeds at a rate in accordance with the state laws.


The interest we pay will be at a rate determined by the state where we delivered your Policy. We may delay making a payment or processing a transfer request if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o    for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


TELEPHONE/FACSIMILE/WEB TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone, facsimile or via the web if you have completed and signed a telephone/facsimile/web transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or Web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile/web transfer privileges is available from your agent or by calling us at 1-800-487-6669.

Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.



                           Payments and telephone/facsimile/web transactions  34

15. Charges and deductions


--------------------------------------------------------------------------------


We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.


Services and benefits we provide:

o    the Death Benefit, surrender benefit and loan benefit under the Policy;

o    investment options, including premium allocations;

o    administration of elective benefits; and

o    the distribution of reports to Owners.

Costs and expenses we incur:

o    processing applications for and issuing the Policies;

o    maintaining records;

o    administering settlement options;

o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

o    reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o    providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



DEDUCTIONS FROM PREMIUM PAYMENTS


We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid and varies based on the total of the Specified Amount plus the Term Life Term Insurance Rider plus the Additional Term Life Insurance Rider amount in effect. The amount of the sales charge is as follows:



-------------------------------------------------------------------
            Insurance Amount                     Charge
-------------------------------------------------------------------
Specified Amount in force of less   Policy Years 1-10: 4%
than $500,000                       Policy Years 11+: 1%

Specified Amount in force of        Policy Years 1-10: 2%
$500,000 or more                    Policy Years 11+: 0.5%
-------------------------------------------------------------------



We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 2.25% of your premium payment (this is an approximate average of the actual premium tax imposed by a jurisdiction; jurisdictions impose charges that range from 0% to 4% of a premium payment). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment, and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the federal tax deferred acquisition cost charge in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DEDUCTIONS FROM THE VARIABLE ACCOUNT


We deduct a daily maximum mortality and expense risk charge for Policies issued after January 6, 2003 of 0.001% from each Subaccount, for a maximum effective annual rate of 0.35% of net assets, for the first 20 Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. For Policies issued before January 6, 2003, the mortality and expense risk charge for such Policies is an annual rate of 0.35% of net assets on a guaranteed basis for all Policy years.

We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."

The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.


DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION


We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by


35  Charges and deductions
canceling Units in each Subaccount and withdrawing amounts from the Subaccount. We will take the Monthly Deduction on a pro-rata basis from the Subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Interest Account bears to the sum of all Subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

The Monthly Deduction equals:

o    the cost of insurance charge for the Policy; plus

o    the administrative charge; plus

o    the Per $1,000 Specified Amount charge; plus

o    the enhanced maturity extension charge (if benefit elected); plus

o    the charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (such as gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:


1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003675 or for policies issued on or after January 6, 2003 by 1.00327374; and


2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1.   your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.


Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.

ADMINISTRATIVE CHARGE. We deduct a $5 charge each month to compensate us for administrative expenses.


PER $1,000 SPECIFIED AMOUNT CHARGE. We deduct this charge during the first 10 Policy Years and for 10 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's issue age on the Policy Date (or date of the increase), gender, smoking status and Specified Amount. We show the maximum amount of these charges in the "Fee Table" section of this Prospectus.

OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We state these charges in the Fee Table and your rider. We describe the charges for the Guaranteed Death Benefit to Age 100, Additional Term Life Insurance Rider, Term Life Term Rider, Enhanced Maturity Extension Rider, and the Purchase Option Rider below.

Charges for the Guaranteed Death Benefit to Age 100 Rider, the Additional Term Life Insurance Rider, and the Term Life Term Rider are deducted when we issue the rider and each Monthly Anniversary Day. They are based on the cost of insurance charges and vary based on the issue age, gender, smoking status and risk class of the Insured, as well as on the number of years since the rider was issued and on the Specified Amount. The guaranteed maximum charges for the Term Life Term Insurance Rider and for the Additional Term Life Insurance Rider range from $0.08 to $10.45 and from $0.08 to $83.33, respectively, per $1,000 of term insurance purchased. The Enhanced Maturity Extension Rider and the Purchase Option Rider are also deducted when we issue the rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance. The guaranteed maximum charge for the Purchase Option Rider depends on the age of the Insured, and is $0.05 to $0.36 of purchase option insurance, and varies based on the age of the Insured.



TRANSACTION CHARGES


SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000


                                                      Charges and deductions  36
of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 75 or younger (over 10 years for Insured issue ages 76-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


-------------------------------------------------------------------
                     Applicable Percentage    Applicable Percentage
     Policy Years     for Issue Ages 0-75     for Issue Ages 76-85
-------------------------------------------------------------------
        1-3                    80 %                     80 %
         4                     80                       70
         5                     80                       60
         6                     80                       50
         7                     80                       40
         8                     70                       30
         9                     60                       20
        10                     50                       10
        11                     40                        0
        12                     30                        0
        13                     20                        0
        14                     10                        0
        15+                     0                        0

Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred nonsmoker). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 7.25) or $580.00.


The maximum surrender charge factor per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the Policy were purchased by a male insured age 85, standard smoker.


We do not assess a surrender charge for partial surrenders. We do assess a partial surrender fee.

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the Subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.


TRANSFER CHARGE. We reserve the right to assess a $25 transfer charge for each transfer you make among the Subaccounts and between the Subaccounts and the Guaranteed Interest Account. We currently do not assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected Subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.


ILLUSTRATION PROJECTION REPORT CHARGE. You may request that we prepare an illustration projection report at any time after the first policy anniversary by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a charge for each illustration projection report we prepare. We will notify you in advance of the amount of the charge.

OTHER CHARGES. We may charge the Subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.


37  Charges and deductions

16. Tax considerations

--------------------------------------------------------------------------------


INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY


In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.


Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."


An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.


MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance contracts. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

1.   All distributions other than death benefits, including distributions


                                                          Tax considerations  38
     upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.


2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.



3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.


If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.


POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount deemed of the Outstanding Debt will be added to the amount distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.


MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.


WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.


PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.


BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.


ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.


39  Tax considerations

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to contracts issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the contract, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits, which are subject to underwriting, would cause your contract to lose its ability to be tax tested under the 1980 CSO tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


OUR INCOME TAXES


Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                          Tax considerations  40

17. Other policy information


--------------------------------------------------------------------------------


POLICY ILLUSTRATIONS
Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


EXCHANGE PRIVILEGE


During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the Subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.



ASSIGNMENT


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have recorded the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Please see your Policy for more information.



SETTLEMENT OPTIONS


We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please review your Policy for more information about the settlement options.



MISSTATEMENT OF AGE OR SEX


If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds. The amount of any Death Benefit proceeds will be the sum of (a) and (b) where: (a) is the Fund Value on the date of death of the Insured; and (b) is the amount at risk on the last Monthly Anniversary Day, multiplied by the ratio of the insurance rate on the last Monthly Anniversary Day based on the incorrect age or gender to the insurance rate that would have applied on that Monthly Anniversary Day based on the correct age or gender. A misstatement of age or gender does not affect Fund Value.



SUICIDE EXCLUSION


If the Insured commits suicide, within two years of the date of issue, the amount payable by us will be limited to the amount of the premiums payments less: (a) any Debt; and (b) any partial surrenders and their fees. But, in case of the suicide of the Insured, within two years of the date any optional increase in Specified Amount took effect, the amount payable by us with respect to that increase will be limited to its cost.



INCONTESTABILITY


The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.



OTHER CHANGES TO YOUR POLICY


At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.


Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.



41  Other policy information

18. Additional information


--------------------------------------------------------------------------------


DISTRIBUTION OF THE POLICIES

The Policies are distributed through MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company ("Company"). MSC serves as the principal underwriter of the securities issued with respect to the Separate Account and distributor for the sale of the Policies. MSC also acts as the distributor for other variable insurance products offered by the Company. MSC is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal place of business of both MSC and the Company is 1290 Avenue of the Americas, New York, NY 10104. The offering is intended to be continuous.

The Policies are sold by registered representatives of MSC and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with MSC. Registered representatives of MSC are also licensed insurance agents of the Company. Affiliated broker-dealers may include Advest, Inc., AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") all of which are under the common control of AXA Financial, Inc.

On or about June 6, 2005, subject to regulatory approval, registered representatives of MSC will become registered representatives of AXA Advisors. Also, AXA Advisors and AXA Distributors will replace MSC as principal underwriter of the separate account and distributor of the Policies. Accordingly, upon regulatory approval and implementation of the transactions described above, references in this prospectus to MSC shall thereafter be considered references to AXA Advisors and/or AXA Distributors.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of the Company and AXA Equitable Life Insurance Company ("AXA Equitable"), and AXA Distributors, an affiliate of the Company and indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the NASD. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The Company pays sales compensation to MSC. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives as commissions related to the sale of Policies. Please see the Statement of Additional Information ("SAI") for more information regarding the distribution of the Policies.

OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.



                                                      Additional information  42

19. Financial statements

--------------------------------------------------------------------------------


Our financial statements and the financial statements of the Variable Account are contained in the SAI. You should distinguish the financial statements of the Company included in this Prospectus from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of the assets held in the Variable Account.




43  Financial statements

Appendix: Glossary


--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the Subaccount. Our Business Day ends at 4:00 pm Eastern time.


Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.


Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each Subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocate to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the Subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Minimum Monthly Premium -- the premium you must pay to put this Policy into effect, and is the basis of the minimum monthly premium test.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Per $1,000 Specified Amount charge.

Operations Center -- the Company's service center at One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221. The telephone number for the Operations Center is 1-800-487-6669.

Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in share of a Fund.

Unit -- the measure of value in a Subaccount.

Variable Account -- MONY America Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.


                                                         Appendix: Glossary  A-1

Requesting more information


--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS



                                                                           Page

Additional information about the Company
MONY Life Insurance Company of America......................................2
MONY America Variable Account L.............................................2
Additional Policy Information...............................................2
The Policy..................................................................2
State variations............................................................2
Temporary insurance coverage................................................2
Death benefit payable during grace period...................................2
Sales charge................................................................2
Our right to contest the Policy.............................................2
Ownership rights............................................................3
Selecting and changing the Beneficiary......................................3
Assigning the Policy........................................................3
Dividends...................................................................3
Settlement options..........................................................3
Distribution of the Policies................................................4
Additional Information......................................................5
Policies issued in conjunction with employee benefit plans..................5
Legal developments regarding unisex actuarial tables........................5
Purchase and redemption of portfolio shares.................................5
Potential conflicts of interest.............................................5
Reports to Owners...........................................................5
Records.....................................................................6
Service agreement...........................................................6
Experts.....................................................................6
Financial Statements........................................................6
Index to financial statements.............................................F-1

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center.


You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of an Insured's Death Benefits, Cash Values and Account Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by accessing the SEC's website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.



Investment Company Act of 1940 Registration File No. 811-04234.

MONY Variable Universal Life
MONY America Variable Account L


STATEMENT OF ADDITIONAL INFORMATION
FOR INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICY



--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2005 and the prospectuses for AIM Variable Insurance Funds, The Alger American Fund, EQ Advisors Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown below. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.

The date of this Statement of Additional Information is May 1, 2005.

TABLE OF CONTENTS

Additional information about the Company                                     2
MONY Life Insurance Company of America                                       2
MONY America Variable Account L                                              2

Additional Policy information                                                2
The Policy                                                                   2
State variations                                                             2
Temporary insurance coverage                                                 2
Death benefit payable during grace period                                    2
Sales charge                                                                 2
Our right to contest the Policy                                              2
Ownership rights                                                             3
Selecting and changing the Beneficiary                                       3
Assigning the Policy                                                         3
Dividends                                                                    3
Settlement options                                                           3

Distribution of the Policies                                                 4
Additional information                                                       5

Policies issued in conjunction with employee benefit plans                   5
Legal developments regarding unisex actuarial tables                         5
Purchase and redemption of portfolio shares                                  5
Potential conflicts of interest                                              5

Reports to Owners                                                            5

Records                                                                      6

Service agreement                                                            6

Experts                                                                      6
Financial statements                                                         6
Index to financial statements                                              F-1




                                   Issued by
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                           New York, New York 10104

                              Operations Center:
                         One MONY Plaza, P.O. Box 4720
                    Syracuse, New York 13221, (800) 487-6669



                                                               MLA-VUL 02/x00914

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA


We are a stock life insurance company organized in the State of Arizona. We are the corporate successor of VICO Credit Life Insurance Company incorporated in Arizona on March 6, 1969, and are currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the Virgin Islands.


We are a wholly owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial Inc. ("AXA Financial"), a diversified financial services company is the parent company of the Company. AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial is expected to continue through 2005. AXA Financial and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004.

MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the Policies. On or about June 6, 2005, subject to regulatory approval, AXA Advisers, LLC and AXA Distributors, LLC will replace MONY Securities Corporation as principal underwriters of the Variable Account and distributor of the policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.



ADDITIONAL POLICY INFORMATION



THE POLICY

The Policy, any attached riders and/or endorsements, the application and any supplemental applications make up the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.


STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Operations Center.


TEMPORARY INSURANCE COVERAGE


If applied for temporary insurance coverage and we issued your Policy in Kansas, your temporary insurance coverage will end on the earliest of:


o the policy release date, if the Policy is issued as applied for;


o the 15th day after the policy release date or the date the Policy takes effect, if the Policy is issued other than as applied for;

o the 45th day after the form is signed if you have not finished the last required medical examination;

o 90 days from the date the temporary insurance agreement is signed;


o the date you tell us that the Policy will be refused; and


o the 5th day after we send notice to you that we will not issue the Policy and we refund your premium.



DEATH BENEFIT PAYABLE DURING GRACE PERIOD

For Policies issued in the State of New Jersey, we will calculate the death benefit payable during the grace period as follows: If the Insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately before the start of the grace period, reduced by:

1. the lesser of any balance needed for the Minimum Monthly Premium for the following month or any balance needed for the Monthly Deduction; and

2.   any Outstanding Debt.

SALES CHARGE

If we issued your Policy in New Jersey, the sales charge is 4% for all policy years where the Specified Amount plus any term life insurance in force is less than $500,000 and 2% for all policy years when the Specified Amount plus any term life insurance in force is $500,000 or more.


OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.


OWNERSHIP RIGHTS


You, as the Owner, may exercise certain rights under the Policy. In addition to the rights described in the prospectus, you have the right to select or change your beneficiary and the right to assign your policy:


SELECTING AND CHANGING THE BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries.

Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Operations Center. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Operations Center.


ASSIGNING THE POLICY


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have recorded the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information.



DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


SETTLEMENT OPTIONS

You may receive your proceeds in a lump sum or under the following settlement options:


OPTION 1. INTEREST INCOME -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2.75% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.


OPTION 2. INCOME FOR SPECIFIED PERIOD -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 3. SINGLE LIFE INCOME -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).


We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount show in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.


If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.

OPTION 3A. JOINT LIFE INCOME -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.

The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.


We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.


If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.


OPTION 4. INCOME OF SPECIFIED AMOUNT -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last, but the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2.75% a year.

We also may pay proceeds under any other option to which we and the payee may agree.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.


Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.


DISTRIBUTION OF THE POLICIES

The Company pays sales compensation to MSC. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives as commissions related to the sale of Policies.

Sales compensation paid to MSC will generally not exceed 110% of the first year premiums paid. Thereafter, sales compensation to MSC shall not exceed 4.8% of premiums paid in years 2-10. Beginning in the second policy year, registered representatives will receive on-going asset-based compensation up to a maximum of 0.25% annually of the Fund Value of the Policy.

Upon any subsequent increase in Specified Amount, sales compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to a maximum of 4.8% of any additional premiums paid.

As discussed above, MSC has agreements with other selling broker-dealers that are NASD members and whose representatives are authorized by applicable law to sell variable insurance policies. Effective on or about June 6, 2005, AXA Distributors may enter into selling agreements with selling broker-dealers, including broker-dealers that had previously entered into selling agreements with MSC. Commissions paid to these broker-dealers for their registered representatives will not exceed the commissions described above. The sales compensation we pay varies among broker-dealers. MSC may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

MSC may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the MSC's assets. Not all selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

MSC will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, MSC may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, MSC may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, MSC financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, financial professionals of MSC may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, MSC financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs adopted by the Company, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


MSC receives fees for the sale of variable life insurance policies. MSC received compensation with respect to the policies offered through the Variable account in the following amounts during the periods indicated:

--------------------------------------------------------------------
                                                Aggregate amount of
                                              commissions retained
                                              by MSC after payments
                      Aggregate amount of       to its registered
                      commissions paid to       persons and other
     Fiscal year             MSC*                broker-dealers
--------------------------------------------------------------------
       2002         $14,206,789                        N/A
       2003         $16,246,718                        N/A
       2004         $14,126,357                        N/A
--------------------------------------------------------------------


*    Includes sales compensation paid to registered persons of MSC.


MSC passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with MSC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for MSC's operating and other expenses as it relates to the Policies.

Please see your Prospectus for detailed information regarding the distribution of the policies.



ADDITIONAL INFORMATION



POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.


LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.


PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.


POTENTIAL CONFLICTS OF INTEREST

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans. When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.


REPORTS TO OWNERS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:

since the last report date:

o premiums received;

o expense charges (including transfer charges, if any);

o cost of insurance and any riders;

o interest earned on Fund Value in the Loan Account and in the Guaranteed Interest Account; and

o any partial surrenders (and their fees).

as of the current report date:

o Death Benefit;

o Specified Amount; and

o Outstanding Debt.

as of the current and prior report dates:

o Fund Value;

o Subaccount Unit values;

o Fund Value in the Guaranteed Interest Account; and

o any other information required by law.

We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.


RECORDS

We will maintain all records relating to the Variable Account and the Guaranteed Interest Account at our Operations Center.


SERVICE AGREEMENT


MONY Life Insurance Company provides personnel and administrative services to MONY Life Insurance Company of America pursuant to an administrative services agreement. The services provided include premium processing, Policy Owner changes, Policy compilation, and recordkeeping. These services are provided via computer and manual systems.



EXPERTS


The Financial Statements have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.



FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, independent registered public accounting firm, providing auditing services for both the Variable Account and the Company.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

================================================================================

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2005

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                   AIM V.I.         AIM V.I.         AIM V.I.         AIM V.I.
                                                  Basic Value      Financial          Health        Mid Cap Core
                                                     Fund        Services Fund    Sciences Fund     Equity Fund
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           27,593           18,811           28,550           11,725
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      295,952   $      235,030   $      457,664   $      147,830
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          326,697          274,824          539,601          153,715
Amount due from MONY America ................               38               18              383              387
Amount due from respective Funds ............              174               83              438               94
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          326,909          274,925          540,422          154,196
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              174               83              438               94
Amount due to respective Funds ..............               38               18              383              387
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              212              101              821              481
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      326,697   $      274,824   $      539,601   $      153,715
                                                ==============   ==============   ==============   ==============

                                                   AIM V.I.      Alger American   Alger American    Dreyfus VIF
                                                  Technology        Balanced      MidCap Growth     Appreciation
                                                     Fund          Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............            8,072          198,573          502,401           61,833
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $       84,610   $    2,554,145   $    9,164,263   $    1,994,628
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          100,259        2,690,666       10,449,936        2,198,770
Amount due from MONY America ................               --            1,339              684              135
Amount due from respective Funds ............               37            1,717            1,456              103
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          100,296        2,693,722       10,452,076        2,199,008
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               37            1,717            1,456              103
Amount due to respective Funds ..............               --            1,339              684              135
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................               37            3,056            2,140              238
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      100,259   $    2,690,666   $   10,449,936   $    2,198,770
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                 Dreyfus VIF      Dreyfus VIF        Dreyfus
                                                International    Small Company       Socially         Dreyfus
                                                     Value           Stock          Responsible     Stock Index
                                                  Portfolio        Portfolio        Growth Fund         Fund
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          896,236          136,510           58,044        2,114,379
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   10,466,174   $    2,512,911   $    1,383,252   $   60,829,747
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       14,205,340        3,093,325        1,460,959       65,313,161
Amount due from MONY America ................               --              139              651           10,803
Amount due from respective Funds ............               --               --            1,304           48,193
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       14,205,340        3,093,464        1,462,914       65,372,157
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --               --            1,304           48,193
Amount due to respective Funds ..............               --              139              651           10,803
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................               --              139            1,955           58,996
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   14,205,340   $    3,093,325   $    1,460,959   $   65,313,161
                                                ==============   ==============   ==============   ==============

                                                   Dreyfus
                                                 IP Small Cap    EQ/Enterprise
                                                     Stock          Capital       EQ/Enterprise    EQ/Enterprise
                                                     Index        Appreciation        Equity       Equity Income
                                                  Portfolio        Portfolio         Portfolio       Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          477,017        1,530,537        2,936,634        1,321,414
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    4,996,610   $    9,191,060   $   61,811,618   $    6,755,867
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        7,436,689       10,958,643       62,403,474        8,020,982
Amount due from MONY America ................              153           10,652            8,773            5,406
Amount due from respective Funds ............              355            6,895           64,923            4,275
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        7,437,197       10,976,190       62,477,170        8,030,663
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              355            6,895           64,923            4,275
Amount due to respective Funds ..............              153           10,652            8,773            5,406
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              508           17,547           73,696            9,681
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    7,436,689   $   10,958,643   $   62,403,474   $    8,020,982
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                EQ/Enterprise
                                                    Global       EQ/Enterprise
                                                   Socially        Growth and     EQ/Enterprise    EQ/Enterprise
                                                  Responsive         Income            Growth        High-Yield
                                                   Portfolio       Portfolio         Portfolio     Bond Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           20,480        3,348,089       10,055,705        3,258,907
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      201,257   $   17,053,712   $   47,766,004   $   23,038,139
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          240,638       18,615,376       48,367,940       15,316,862
Amount due from MONY America ................               73           12,678           35,320            3,880
Amount due from respective Funds ............               91            9,630           22,229            6,565
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          240,802       18,637,684       48,425,489       15,327,307
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               91            9,630           22,229            6,565
Amount due to respective Funds ..............               73           12,678           35,320            3,880
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              164           22,308           57,549           10,445
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      240,638   $   18,615,376   $   48,367,940   $   15,316,862
                                                ==============   ==============   ==============   ==============

                                                EQ/Enterprise                     EQ/Enterprise    EQ/Enterprise
                                                International    EQ/Enterprise       Multi-Cap     Short Duration
                                                    Growth          Managed           Growth            Bond
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        3,190,099        5,106,561        1,258,345           11,867
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   16,203,799   $  112,982,994   $    9,409,306   $      119,081
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       14,929,662       98,454,504       10,029,007          117,724
Amount due from MONY America ................              943           14,510            9,374               --
Amount due from respective Funds ............            8,253           98,452            5,752               34
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       14,938,858       98,567,466       10,044,133          117,758
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            8,253           98,452            5,752               34
Amount due to respective Funds ..............              943           14,510            9,374               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            9,196          112,962           15,126               34
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   14,929,662   $   98,454,504   $   10,029,007   $      117,724
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                EQ/Enterprise    EQ/Enterprise
                                                Small Company    Small Company    EQ/Enterprise       EQ/MONY
                                                    Growth           Value         Total Return     Diversified
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        1,821,899        2,798,160        3,071,869          100,971
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   12,745,223   $   62,155,234   $   31,589,770   $    1,492,145
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       15,085,325       77,648,949       31,670,971        1,206,607
Amount due from MONY America ................           16,463           47,262           13,046               --
Amount due from respective Funds ............            6,598           51,660              856              604
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       15,108,386       77,747,871       31,684,873        1,207,211
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            6,598           51,660              856              604
Amount due to respective Funds ..............           16,463           47,262           13,046               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................           23,061           98,922           13,902              604
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   15,085,325   $   77,648,949   $   31,670,971   $    1,206,607
                                                ==============   ==============   ==============   ==============

                                                                                     EQ/MONY          EQ/MONY
                                                   EQ/MONY          EQ/MONY         Government      Intermediate
                                                Equity Growth    Equity Income      Securities       Term Bond
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           49,146           38,030        1,291,609        1,191,719
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    1,218,639   $      742,531   $   14,999,893   $   13,603,368
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          937,212          625,208       14,401,439       12,739,482
Amount due from MONY America ................               --               --           40,226            1,286
Amount due from respective Funds ............              480              323            3,752            3,896
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          937,692          625,531       14,445,417       12,744,664
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              480              323            3,752            3,896
Amount due to respective Funds ..............               --               --           40,226            1,286
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              480              323           43,978            5,182
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      937,212   $      625,208   $   14,401,439   $   12,739,482
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                   EQ/MONY          EQ/MONY        Fidelity VIP     Fidelity VIP
                                                  Long Term       Money Market        Growth       Asset Manager
                                                Bond Portfolio     Portfolio        Portfolio *      Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        1,173,243       46,131,271          606,078          303,463
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   16,513,625   $   46,131,271   $   17,426,522   $    4,089,163
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       15,885,710       46,131,271       19,364,870        4,506,427
Amount due from MONY America ................            2,595            2,117            3,063               --
Amount due from respective Funds ............            4,176           13,325           75,007               --
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       15,892,481       46,146,713       19,442,940        4,506,427
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            4,176           13,325           75,007               --
Amount due to respective Funds ..............            2,595            2,117            3,063               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            6,771           15,442           78,070               --
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   15,885,710   $   46,131,271   $   19,364,870   $    4,506,427
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple share classes held by the
  respective Fund.
  Initial                                                                                331,479
  Service                                                                                274,599

                                                                  Fidelity VIP    Fidelity VIP        Franklin
                                                 Fidelity VIP        Growth           Growth           Income
                                                Contrafund(R)    Opportunities      and Income       Securities
                                                  Portfolio *      Portfolio *      Portfolio           Fund
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          876,366          131,816          641,436           23,489
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   19,437,486   $    1,904,892   $    7,240,668   $      337,335
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       23,289,067        2,116,119        8,922,373          368,069
Amount due from MONY America ................            4,858              317              234               21
Amount due from respective Funds ............            5,387            1,737              456              170
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       23,299,312        2,118,173        8,923,063          368,260
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            5,387            1,737              456              170
Amount due to respective Funds ..............            4,858              317              234               21
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................           10,245            2,054              690              191
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   23,289,067   $    2,116,119   $    8,922,373   $      368,069
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple share classes held by the
  respective Fund.
  Initial                                              434,096           23,436
  Service                                              442,270          108,380

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                   Franklin                           Janus
                                                    Rising                         Aspen Series        Janus
                                                  Dividends         Franklin         Mid Cap        Aspen Series
                                                  Securities      Zero Coupon         Growth          Balanced
                                                     Fund          Fund 2010        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           13,954            2,502          497,285          284,905
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      228,006   $       41,242   $   10,533,315   $    6,366,357
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          244,337           41,100       12,849,840        6,948,842
Amount due from MONY America ................               50               --            9,035            1,400
Amount due from respective Funds ............              161               57            6,423            4,598
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          244,548           41,157       12,865,298        6,954,840
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              161               57            6,423            4,598
Amount due to respective Funds ..............               50               --            9,035            1,400
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              211               57           15,458            5,998
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      244,337   $       41,100   $   12,849,840   $    6,948,842
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple shares held by the
  respective Fund.
  Institutional
  Service

                                                    Janus            Janus            Janus
                                                 Aspen Series     Aspen Series     Aspen Series        Janus
                                                    Capital         Flexible      International     Aspen Series
                                                 Appreciation        Income           Growth       Mid Cap Value
                                                  Portfolio*       Portfolio*       Portfolio*       Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          552,613          532,563          166,785          120,746
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   11,581,536   $    6,635,245   $    3,654,422   $    1,486,560
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       13,574,563        6,496,235        4,516,722        1,872,768
Amount due from MONY America ................            2,934            1,420            3,778               --
Amount due from respective Funds ............            5,040              346            1,113               --
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       13,582,537        6,498,001        4,521,613        1,872,768
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            5,040              346            1,113               --
Amount due to respective Funds ..............            2,934            1,420            3,778               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            7,974            1,766            4,891               --
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   13,574,563   $    6,496,235   $    4,516,722   $    1,872,768
                                                ==============   ==============   ==============   ==============
----------
* Denotes multiple shares held by the
  respective Fund.
  Institutional                                        507,077          478,315           98,062
  Service                                               45,536           54,248           68,723

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                    Janus
                                                 Aspen Series                      Lord Abbett
                                                   WorldWide      Lord Abbett         Growth         Lord Abbett
                                                    Growth       Bond-Debenture     and Income      Mid-Cap Value
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          670,591           77,128          155,337          832,465
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $   17,501,454   $      901,616   $    3,544,307   $   13,456,475
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................       17,958,426          929,398        4,222,070       17,306,954
Amount due from MONY America ................            2,811              714            2,282            3,427
Amount due from respective Funds ............            7,736              530            1,602            1,763
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       17,968,973          930,642        4,225,954       17,312,144
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            7,736              530            1,602            1,763
Amount due to respective Funds ..............            2,811              714            2,282            3,427
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................           10,547            1,244            3,884            5,190
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $   17,958,426   $      929,398   $    4,222,070   $   17,306,954
                                                ==============   ==============   ==============   ==============

                                                    MFS(R)           MFS(R)           MFS(R)           MFS(R)
                                                    Mid Cap      New Discovery     Total Return       Utilities
                                                Growth Series        Series           Series           Series
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          136,357          140,201          212,067           32,283
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      753,353   $    1,949,779   $    4,063,652   $      516,024
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          965,406        2,084,785        4,544,599          660,190
Amount due from MONY America ................              668               43            1,113              338
Amount due from respective Funds ............            1,082              667            1,519              220
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          967,156        2,085,495        4,547,231          660,748
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            1,082              667            1,519              220
Amount due to respective Funds ..............              668               43            1,113              338
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            1,750              710            2,632              558
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      965,406   $    2,084,785   $    4,544,599   $      660,190
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                 Oppenheimer
                                                    Global        Oppenheimer         PBHG           PBHG Select
                                                  Securities     Main Street(R)      Mid-Cap            Value
                                                   Fund/VA           Fund/VA        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           22,654           16,095          117,548           53,537
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $      563,586   $      308,411   $    1,485,443   $      696,791
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          664,436          333,156        2,010,069          744,699
Amount due from MONY America ................              369               29            1,716                8
Amount due from respective Funds ............              445              264              802              288
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................          665,250          333,449        2,012,587          744,995
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................              445              264              802              288
Amount due to respective Funds ..............              369               29            1,716                8
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................              814              293            2,518              296
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $      664,436   $      333,156   $    2,010,069   $      744,699
                                                ==============   ==============   ==============   ==============

                                                                                      PIMCO
                                                    PIMCO                           StocksPLUS
                                                 Global Bond         PIMCO            Growth       T. Rowe Price
                                                  Portfolio       Real Return       and Income     Equity Income
                                                  (Unhedged)       Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          161,114        1,123,171          301,947        2,257,270
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    2,024,455   $   14,028,651   $    2,518,523   $   38,597,862
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        2,137,983       14,511,364        3,046,647       50,427,403
Amount due from MONY America ................              733            2,803            2,939              582
Amount due from respective Funds ............            1,279            2,129            1,664              203
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        2,139,995       14,516,296        3,051,250       50,428,188
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            1,279            2,129            1,664              203
Amount due to respective Funds ..............              733            2,803            2,939              582
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            2,012            4,932            4,603              785
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    2,137,983   $   14,511,364   $    3,046,647   $   50,427,403
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                                                                   T. Rowe Price
                                                T. Rowe Price    T. Rowe Price    T. Rowe Price       Personal
                                                International     Limited-Term     New America        Strategy
                                                     Stock            Bond            Growth          Balanced
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          519,018          716,294           29,066          115,424
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    5,691,839   $    3,612,223   $      452,315   $    1,750,018
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        6,975,601        3,567,142          565,334        2,049,929
Amount due from MONY America ................               45               78              123              152
Amount due from respective Funds ............            7,883               --               --           56,580
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        6,983,529        3,567,220          565,457        2,106,661
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................            7,883               --               --           56,580
Amount due to respective Funds ..............               45               78              123              152
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................            7,928               78              123           56,732
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    6,975,601   $    3,567,142   $      565,334   $    2,049,929
                                                ==============   ==============   ==============   ==============

                                                T. Rowe Price         UIF          UIF Emerging     UIF Emerging
                                                Prime Reserve       Growth        Markets Equity    Markets Debt
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............        9,885,410           17,400           43,251           47,905
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    9,885,410   $      224,724   $      333,617   $      402,147
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        9,885,410          239,245          477,921          425,876
Amount due from MONY America ................          141,415               --               52               --
Amount due from respective Funds ............               --               --              135               --
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................       10,026,825          239,245          478,108          425,876
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --               --              135               --
Amount due to respective Funds ..............          141,415               --               52               --
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................          141,415               --              187               --
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    9,885,410   $      239,245   $      477,921   $      425,876
                                                ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                UIF Core Plus      UIF Global     UIF U.S. Real
                                                 Fixed Income     Value Equity       Estate          UIF Value
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                --------------   --------------   --------------   --------------
Assets:
Shares held in respective Funds .............          562,767           81,961          332,501          199,516
                                                --------------   --------------   --------------   --------------
Investments at cost .........................   $    6,096,488   $    1,026,160   $    5,009,605   $    2,675,456
                                                --------------   --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................        6,505,586        1,172,038        6,809,626        2,968,804
Amount due from MONY America ................               49              222            1,913              168
Amount due from respective Funds ............               --              113            2,207           40,285
                                                --------------   --------------   --------------   --------------
  Total Assets ..............................        6,505,635        1,172,373        6,813,746        3,009,257
                                                ==============   ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --              113            2,207           40,285
Amount due to respective Funds ..............               49              222            1,913              168
                                                --------------   --------------   --------------   --------------
  Total Liabilities .........................               49              335            4,120           40,453
                                                --------------   --------------   --------------   --------------
Net Assets ..................................   $    6,505,586   $    1,172,038   $    6,809,626   $    2,968,804
                                                ==============   ==============   ==============   ==============

                                                                                      Van Eck
                                                    Van Eck         Van Eck         WorldWide
                                                Worldwide Hard     WorldWide         Emerging
                                                 Assets Fund       Bond Fund       Markets Fund
                                                --------------   --------------   --------------
Assets:
Shares held in respective Funds .............           40,946           39,625           50,738
                                                --------------   --------------   --------------
Investments at cost .........................   $      621,472   $      494,134   $      644,849
                                                --------------   --------------   --------------
Investments in respective Funds, at net asset
 value ......................................          751,771          528,204          771,728
Amount due from MONY America ................               --               --               --
Amount due from respective Funds ............               --               --               --
                                                --------------   --------------   --------------
  Total Assets ..............................          751,771          528,204          771,728
                                                ==============   ==============   ==============
Liabilities:
Amount due to MONY America ..................               --               --               --
Amount due to respective Funds ..............               --               --               --
                                                --------------   --------------   --------------
  Total Liabilities .........................               --               --               --
                                                --------------   --------------   --------------
Net Assets ..................................   $      751,771   $      528,204   $      771,728
                                                ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                       Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
AIM V.I. Basic Value Fund ..............................   MONY Variable Universal Life

AIM V.I. Financial Services Fund .......................   MONY Variable Universal Life
AIM V.I. Financial Services Fund .......................   Survivorship Variable Universal Life
AIM V.I. Financial Services Fund .......................   MONY Corporate Sponsored Variable Universal Life

AIM V.I. Health Sciences Fund ..........................   MONY Variable Universal Life
AIM V.I. Health Sciences Fund ..........................   Survivorship Variable Universal Life
AIM V.I. Health Sciences Fund ..........................   MONY Corporate Sponsored Variable Universal Life

AIM V.I. Mid Cap Core Equity Fund ......................   MONY Variable Universal Life

AIM V.I. Technology Fund ...............................   MONY Variable Universal Life
AIM V.I. Technology Fund ...............................   Survivorship Variable Universal Life
AIM V.I. Technology Fund ...............................   MONY Corporate Sponsored Variable Universal Life

Alger American Balanced Portfolio ......................   MONY Variable Universal Life
Alger American Balanced Portfolio ......................   Survivorship Variable Universal Life
Alger American Balanced Portfolio ......................   MONY Corporate Sponsored Variable Universal Life

Alger American MidCap Growth Portfolio .................   MONY Custom Equity Master
Alger American MidCap Growth Portfolio .................   MONY Variable Universal Life
Alger American MidCap Growth Portfolio .................   MONY Custom Estate Master
Alger American MidCap Growth Portfolio .................   Survivorship Variable Universal Life
Alger American MidCap Growth Portfolio .................   MONY Corporate Sponsored Variable Universal Life

Dreyfus VIF Appreciation Portfolio .....................   MONY Corporate Sponsored Variable Universal Life

Dreyfus VIF International Value Portfolio ..............   MONY Corporate Sponsored Variable Universal Life

Dreyfus VIF Small Company Stock Portfolio ..............   MONY Corporate Sponsored Variable Universal Life

Dreyfus Socially Responsible Growth Fund ...............   MONY Equity Master
Dreyfus Socially Responsible Growth Fund ...............   MONY Custom Equity Master
Dreyfus Socially Responsible Growth Fund ...............   MONY Custom Estate Master
Dreyfus Socially Responsible Growth Fund ...............   MONY Corporate Sponsored Variable Universal Life

Dreyfus Stock Index Fund ...............................   MONY Equity Master
Dreyfus Stock Index Fund ...............................   MONY Custom Equity Master
Dreyfus Stock Index Fund ...............................   MONY Custom Estate Master
Dreyfus Stock Index Fund ...............................   MONY Corporate Sponsored Variable Universal Life

Dreyfus IP Small Cap Stock Index Portfolio .............   MONY Variable Universal Life
Dreyfus IP Small Cap Stock Index Portfolio .............   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Capital Appreciation Portfolio ...........   MONY Equity Master
EQ/Enterprise Capital Appreciation Portfolio ...........   MONY Custom Equity Master
EQ/Enterprise Capital Appreciation Portfolio ...........   MONY Custom Estate Master

EQ/Enterprise Equity Portfolio .........................   MONY Equity Master
EQ/Enterprise Equity Portfolio .........................   MONY Custom Equity Master
EQ/Enterprise Equity Portfolio .........................   MONY Custom Estate Master
EQ/Enterprise Equity Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Equity Income Portfolio ..................   MONY Equity Master
EQ/Enterprise Equity Income Portfolio ..................   MONY Custom Equity Master
EQ/Enterprise Equity Income Portfolio ..................   MONY Variable Universal Life
EQ/Enterprise Equity Income Portfolio ..................   MONY Custom Estate Master
EQ/Enterprise Equity Income Portfolio ..................   Survivorship Variable Universal Life

EQ/Enterprise Global Socially Responsive Portfolio .....   MONY Variable Universal Life
EQ/Enterprise Global Socially Responsive Portfolio .....   Survivorship Variable Universal Life

EQ/Enterprise Growth and Income Portfolio ..............   MONY Equity Master
EQ/Enterprise Growth and Income Portfolio ..............   MONY Custom Equity Master
EQ/Enterprise Growth and Income Portfolio ..............   MONY Variable Universal Life
EQ/Enterprise Growth and Income Portfolio ..............   MONY Custom Estate Master
EQ/Enterprise Growth and Income Portfolio ..............   Survivorship Variable Universal Life

                                                                                           Units
                        Fund Name                            Class    Unit Fair Value   Outstanding
--------------------------------------------------------   --------- ----------------- ------------
AIM V.I. Basic Value Fund ..............................         I       $  12.71          25,703

AIM V.I. Financial Services Fund .......................         I       $  12.21          18,292
AIM V.I. Financial Services Fund .......................         I          12.60           1,313
AIM V.I. Financial Services Fund .......................         I          12.15           2,879

AIM V.I. Health Sciences Fund ..........................         I       $  11.09          40,973
AIM V.I. Health Sciences Fund ..........................         I          11.24              74
AIM V.I. Health Sciences Fund ..........................         I          11.70           7,208

AIM V.I. Mid Cap Core Equity Fund ......................         I       $  12.79          12,018

AIM V.I. Technology Fund ...............................         I       $   8.82          10,376
AIM V.I. Technology Fund ...............................         I          10.00              --
AIM V.I. Technology Fund ...............................         I          11.45             761

Alger American Balanced Portfolio ......................         O       $  11.26         115,583
Alger American Balanced Portfolio ......................         O          11.20           5,350
Alger American Balanced Portfolio ......................         O          11.68         113,765

Alger American MidCap Growth Portfolio .................         O       $  12.71          89,544
Alger American MidCap Growth Portfolio .................         O          12.99         154,144
Alger American MidCap Growth Portfolio .................         O          13.13           5,556
Alger American MidCap Growth Portfolio .................         O          12.22           1,503
Alger American MidCap Growth Portfolio .................         O          13.25         544,861

Dreyfus VIF Appreciation Portfolio .....................   Initial       $  14.08         156,178

Dreyfus VIF International Value Portfolio ..............   Initial       $  13.05       1,088,330
Dreyfus VIF Small Company Stock Portfolio ..............   Initial       $  14.69         210,630

Dreyfus Socially Responsible Growth Fund ...............   Initial       $   7.92          16,324
Dreyfus Socially Responsible Growth Fund ...............   Initial           7.10         169,776
Dreyfus Socially Responsible Growth Fund ...............   Initial           6.85           9,736
Dreyfus Socially Responsible Growth Fund ...............   Initial           7.86           7,504

Dreyfus Stock Index Fund ...............................   Initial       $   8.46         556,732
Dreyfus Stock Index Fund ...............................   Initial           9.29       1,184,292
Dreyfus Stock Index Fund ...............................   Initial           9.24         126,511
Dreyfus Stock Index Fund ...............................   Initial          14.16       3,420,250

Dreyfus IP Small Cap Stock Index Portfolio .............   Service       $  14.34          35,990
Dreyfus IP Small Cap Stock Index Portfolio .............   Service          13.87         499,133

EQ/Enterprise Capital Appreciation Portfolio ...........         B       $   9.13         311,279
EQ/Enterprise Capital Appreciation Portfolio ...........         B          14.57         486,729
EQ/Enterprise Capital Appreciation Portfolio ...........         B          13.43          76,187

EQ/Enterprise Equity Portfolio .........................         B       $  22.82       1,824,253
EQ/Enterprise Equity Portfolio .........................         B          10.81       1,230,370
EQ/Enterprise Equity Portfolio .........................         B          10.70         147,621
EQ/Enterprise Equity Portfolio .........................         B          12.98         453,302

EQ/Enterprise Equity Income Portfolio ..................         B       $  11.25         119,304
EQ/Enterprise Equity Income Portfolio ..................         B          12.82         337,702
EQ/Enterprise Equity Income Portfolio ..................         B          13.04          78,775
EQ/Enterprise Equity Income Portfolio ..................         B          12.56         102,311
EQ/Enterprise Equity Income Portfolio ..................         B          12.43           2,844

EQ/Enterprise Global Socially Responsive Portfolio .....         B       $  12.47          19,303
EQ/Enterprise Global Socially Responsive Portfolio .....         B          10.00              --

EQ/Enterprise Growth and Income Portfolio ..............         B       $   9.03         332,896
EQ/Enterprise Growth and Income Portfolio ..............         B          11.26       1,069,092
EQ/Enterprise Growth and Income Portfolio ..............         B          11.51         141,351
EQ/Enterprise Growth and Income Portfolio ..............         B          11.08         168,228
EQ/Enterprise Growth and Income Portfolio ..............         B          10.88           8,033

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                        Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
EQ/Enterprise Growth Portfolio .........................   MONY Equity Master
EQ/Enterprise Growth Portfolio .........................   MONY Custom Equity Master
EQ/Enterprise Growth Portfolio .........................   MONY Variable Universal Life
EQ/Enterprise Growth Portfolio .........................   MONY Custom Estate Master
EQ/Enterprise Growth Portfolio .........................   Survivorship Variable Universal Life
EQ/Enterprise Growth Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise High-Yield Bond Portfolio ................   MONY Equity Master
EQ/Enterprise High-Yield Bond Portfolio ................   MONY Custom Equity Master
EQ/Enterprise High-Yield Bond Portfolio ................   MONY Custom Estate Master
EQ/Enterprise High-Yield Bond Portfolio ................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise International Growth Portfolio ...........   MONY Equity Master
EQ/Enterprise International Growth Portfolio ...........   MONY Custom Equity Master
EQ/Enterprise International Growth Portfolio ...........   MONY Custom Estate Master
EQ/Enterprise International Growth Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Managed Portfolio ........................   MONY Equity Master
EQ/Enterprise Managed Portfolio ........................   MONY Custom Equity Master
EQ/Enterprise Managed Portfolio ........................   MONY Variable Universal Life
EQ/Enterprise Managed Portfolio ........................   MONY Custom Estate Master
EQ/Enterprise Managed Portfolio ........................   Survivorship Variable Universal Life
EQ/Enterprise Managed Portfolio ........................   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Equity Master
EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Custom Equity Master
EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Variable Universal Life
EQ/Enterprise Multi-Cap Growth Portfolio ...............   MONY Custom Estate Master
EQ/Enterprise Multi-Cap Growth Portfolio ...............   Survivorship Variable Universal Life

EQ/Enterprise Short Duration Bond Portfolio ............   MONY Variable Universal Life

EQ/Enterprise Small Company Growth Portfolio ...........   MONY Equity Master
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Custom Equity Master
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Variable Universal Life
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Custom Estate Master
EQ/Enterprise Small Company Growth Portfolio ...........   Survivorship Variable Universal Life
EQ/Enterprise Small Company Growth Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Small Company Value Portfolio ............   MONY Equity Master
EQ/Enterprise Small Company Value Portfolio ............   MONY Custom Equity Master
EQ/Enterprise Small Company Value Portfolio ............   MONY Variable Universal Life
EQ/Enterprise Small Company Value Portfolio ............   MONY Custom Estate Master
EQ/Enterprise Small Company Value Portfolio ............   Survivorship Variable Universal Life
EQ/Enterprise Small Company Value Portfolio ............   MONY Corporate Sponsored Variable Universal Life

EQ/Enterprise Total Return Portfolio ...................   MONY Custom Equity Master
EQ/Enterprise Total Return Portfolio ...................   MONY Variable Universal Life
EQ/Enterprise Total Return Portfolio ...................   MONY Custom Estate Master
EQ/Enterprise Total Return Portfolio ...................   Survivorship Variable Universal Life
EQ/Enterprise Total Return Portfolio ...................   MONY Corporate Sponsored Variable Universal Life

EQ/MONY Diversified Portfolio ..........................   MONY Strategist

EQ/MONY Equity Growth Portfolio ........................   MONY Strategist

EQ/MONY Equity Income Portfolio ........................   MONY Strategist

EQ/MONY Government Securities Portfolio ................   MONY Equity Master
EQ/MONY Government Securities Portfolio ................   MONY Custom Equity Master
EQ/MONY Government Securities Portfolio ................   MONY Variable Universal Life
EQ/MONY Government Securities Portfolio ................   MONY Custom Estate Master
EQ/MONY Government Securities Portfolio ................   Survivorship Variable Universal Life
EQ/MONY Government Securities Portfolio ................   MONY Corporate Sponsored Variable Universal Life

                                                                                        Units
                        Fund Name                           Class   Unit Fair Value   Outstanding
--------------------------------------------------------   ------- ----------------- ------------
EQ/Enterprise Growth Portfolio .........................      B         $  7.53         532,606
EQ/Enterprise Growth Portfolio .........................      B            9.50       2,929,997
EQ/Enterprise Growth Portfolio .........................      B            9.72         447,288
EQ/Enterprise Growth Portfolio .........................      B            9.24         483,440
EQ/Enterprise Growth Portfolio .........................      B            9.51          20,464
EQ/Enterprise Growth Portfolio .........................      B            7.76         967,183

EQ/Enterprise High-Yield Bond Portfolio ................      B         $ 20.19         327,263
EQ/Enterprise High-Yield Bond Portfolio ................      B           14.34         295,584
EQ/Enterprise High-Yield Bond Portfolio ................      B           14.27          52,738
EQ/Enterprise High-Yield Bond Portfolio ................      B           15.98         232,849

EQ/Enterprise International Growth Portfolio ...........      B         $ 14.42         684,288
EQ/Enterprise International Growth Portfolio ...........      B            9.57         459,332
EQ/Enterprise International Growth Portfolio ...........      B            8.99          55,874
EQ/Enterprise International Growth Portfolio ...........      B            9.84          16,235

EQ/Enterprise Managed Portfolio ........................      B         $ 21.20       3,837,254
EQ/Enterprise Managed Portfolio ........................      B           10.14       1,282,935
EQ/Enterprise Managed Portfolio ........................      B           10.98         152,240
EQ/Enterprise Managed Portfolio ........................      B           10.00         207,367
EQ/Enterprise Managed Portfolio ........................      B           10.56           5,181
EQ/Enterprise Managed Portfolio ........................      B           11.48          24,602

EQ/Enterprise Multi-Cap Growth Portfolio ...............      B         $  8.29          50,256
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B            7.27       1,093,479
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B           10.11          75,985
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B            6.83         131,063
EQ/Enterprise Multi-Cap Growth Portfolio ...............      B           10.08             214

EQ/Enterprise Short Duration Bond Portfolio ............      B         $ 10.14          11,608

EQ/Enterprise Small Company Growth Portfolio ...........      B         $ 10.42         110,318
EQ/Enterprise Small Company Growth Portfolio ...........      B           16.25         483,646
EQ/Enterprise Small Company Growth Portfolio ...........      B           11.00         204,683
EQ/Enterprise Small Company Growth Portfolio ...........      B           15.81          63,007
EQ/Enterprise Small Company Growth Portfolio ...........      B           10.95           3,126
EQ/Enterprise Small Company Growth Portfolio ...........      B           11.14         250,970

EQ/Enterprise Small Company Value Portfolio ............      B         $ 38.22       1,101,679
EQ/Enterprise Small Company Value Portfolio ............      B           20.71         956,423
EQ/Enterprise Small Company Value Portfolio ............      B           15.61         341,105
EQ/Enterprise Small Company Value Portfolio ............      B           19.56          97,457
EQ/Enterprise Small Company Value Portfolio ............      B           15.02          15,417
EQ/Enterprise Small Company Value Portfolio ............      B           24.92         331,483

EQ/Enterprise Total Return Portfolio ...................      B         $ 11.65          41,947
EQ/Enterprise Total Return Portfolio ...................      B           11.72         106,576
EQ/Enterprise Total Return Portfolio ...................      B           11.62           9,417
EQ/Enterprise Total Return Portfolio ...................      B           11.66           4,775
EQ/Enterprise Total Return Portfolio ...................      B           11.64       2,557,198

EQ/MONY Diversified Portfolio ..........................      A         $ 61.42          19,642

EQ/MONY Equity Growth Portfolio ........................      A         $ 81.01          11,569

EQ/MONY Equity Income Portfolio ........................      A         $ 82.18           7,607

EQ/MONY Government Securities Portfolio ................      A         $ 15.41         132,917
EQ/MONY Government Securities Portfolio ................      A           12.66         244,512
EQ/MONY Government Securities Portfolio ................      A           10.80         165,774
EQ/MONY Government Securities Portfolio ................      A           12.70          34,792
EQ/MONY Government Securities Portfolio ................      A           10.80           6,593
EQ/MONY Government Securities Portfolio ................      A           13.70         507,464

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                        Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Strategist
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Equity Master
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Custom Equity Master
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Custom Estate Master
EQ/MONY Intermediate Term Bond Portfolio ...............   MONY Corporate Sponsored Variable Universal Life

EQ/MONY Long Term Bond Portfolio .......................   MONY Strategist
EQ/MONY Long Term Bond Portfolio .......................   MONY Equity Master
EQ/MONY Long Term Bond Portfolio .......................   MONY Custom Equity Master
EQ/MONY Long Term Bond Portfolio .......................   MONY Variable Universal Life
EQ/MONY Long Term Bond Portfolio .......................   MONY Custom Estate Master
EQ/MONY Long Term Bond Portfolio .......................   Survivorship Variable Universal Life
EQ/MONY Long Term Bond Portfolio .......................   MONY Corporate Sponsored Variable Universal Life

EQ/MONY Money Market Portfolio .........................   MONY Strategist
EQ/MONY Money Market Portfolio .........................   MONY Equity Master
EQ/MONY Money Market Portfolio .........................   MONY Custom Equity Master
EQ/MONY Money Market Portfolio .........................   MONY Variable Universal Life
EQ/MONY Money Market Portfolio .........................   MONY Custom Estate Master
EQ/MONY Money Market Portfolio .........................   Survivorship Variable Universal Life
EQ/MONY Money Market Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

Fidelity VIP Growth Portfolio ..........................   MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Portfolio ..........................   MONY Equity Master
Fidelity VIP Growth Portfolio ..........................   MONY Custom Equity Master
Fidelity VIP Growth Portfolio ..........................   MONY Custom Estate Master

Fidelity VIP Asset ManagerSM Portfolio .................   MONY Corporate Sponsored Variable Universal Life

Fidelity VIP Contrafund(R) Portfolio ...................   MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) Portfolio ...................   MONY Equity Master
Fidelity VIP Contrafund(R) Portfolio ...................   MONY Custom Equity Master
Fidelity VIP Contrafund(R) Portfolio ...................   MONY Custom Estate Master

Fidelity VIP Growth Opportunities Portfolio ............   MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Opportunities Portfolio ............   MONY Equity Master
Fidelity VIP Growth Opportunities Portfolio ............   MONY Custom Equity Master
Fidelity VIP Growth Opportunities Portfolio ............   MONY Custom Estate Master

Fidelity VIP III Growth and Income Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

Franklin Income Securities Fund ........................   MONY Variable Universal Life

Franklin Rising Dividends Securities Fund ..............   MONY Variable Universal Life

Franklin Zero Coupon Fund 2010 .........................   MONY Variable Universal Life

Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Equity Master
Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth Portfolio ............   MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series Balanced Portfolio ..................   MONY Equity Master
Janus Aspen Series Balanced Portfolio ..................   MONY Custom Equity Master
Janus Aspen Series Balanced Portfolio ..................   MONY Custom Estate Master

Janus Aspen Series Capital Appreciation Portfolio ......   MONY Equity Master
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Custom Equity Master
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Variable Universal Life
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Custom Estate Master
Janus Aspen Series Capital Appreciation Portfolio ......   Survivorship Variable Universal Life
Janus Aspen Series Capital Appreciation Portfolio ......   MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series Flexible Income Portfolio ...........   MONY Variable Universal Life
Janus Aspen Series Flexible Income Portfolio ...........   Survivorship Variable Universal Life
Janus Aspen Series Flexible Income Portfolio ...........   MONY Corporate Sponsored Variable Universal Life

                                                                                                Units
                        Fund Name                               Class       Unit Fair Value   Outstanding
--------------------------------------------------------   --------------- ----------------- ------------
EQ/MONY Intermediate Term Bond Portfolio ...............                A      $  32.74           3,831
EQ/MONY Intermediate Term Bond Portfolio ...............                A         16.39         100,102
EQ/MONY Intermediate Term Bond Portfolio ...............                A         13.23         154,322
EQ/MONY Intermediate Term Bond Portfolio ...............                A         13.32          29,895
EQ/MONY Intermediate Term Bond Portfolio ...............                A         14.37         593,716

EQ/MONY Long Term Bond Portfolio .......................                A      $  47.41           1,111
EQ/MONY Long Term Bond Portfolio .......................                A         20.81         121,886
EQ/MONY Long Term Bond Portfolio .......................                A         14.30         272,587
EQ/MONY Long Term Bond Portfolio .......................                A         12.63          94,311
EQ/MONY Long Term Bond Portfolio .......................                A         14.70          38,057
EQ/MONY Long Term Bond Portfolio .......................                A         12.79           3,147
EQ/MONY Long Term Bond Portfolio .......................                A         16.11         472,195

EQ/MONY Money Market Portfolio .........................                A      $  21.68           2,175
EQ/MONY Money Market Portfolio .........................                A         13.55         233,318
EQ/MONY Money Market Portfolio .........................                A         11.71         480,044
EQ/MONY Money Market Portfolio .........................                A         10.22         273,083
EQ/MONY Money Market Portfolio .........................                A         11.69         108,038
EQ/MONY Money Market Portfolio .........................                A         10.21          28,716
EQ/MONY Money Market Portfolio .........................                A         12.78       2,577,736

Fidelity VIP Growth Portfolio ..........................          Initial      $   8.24       1,287,037
Fidelity VIP Growth Portfolio ..........................          Service          6.49         394,223
Fidelity VIP Growth Portfolio ..........................          Service          7.85         722,872
Fidelity VIP Growth Portfolio ..........................          Service          7.66          67,633

Fidelity VIP Asset ManagerSM Portfolio .................          Initial      $  10.65         423,053

Fidelity VIP Contrafund(R) Portfolio ...................          Initial      $  11.69         988,630
Fidelity VIP Contrafund(R) Portfolio ...................          Service         10.76         374,635
Fidelity VIP Contrafund(R) Portfolio ...................          Service         12.28         590,246
Fidelity VIP Contrafund(R) Portfolio ...................          Service         11.42          39,746

Fidelity VIP Growth Opportunities Portfolio ............          Initial      $   7.71          48,841
Fidelity VIP Growth Opportunities Portfolio ............          Service          9.70          34,180
Fidelity VIP Growth Opportunities Portfolio ............          Service          7.64         174,717
Fidelity VIP Growth Opportunities Portfolio ............          Service          7.80           9,256

Fidelity VIP III Growth and Income Portfolio ...........          Initial      $   9.63         926,910

Franklin Income Securities Fund ........................                2      $  12.77          28,819

Franklin Rising Dividends Securities Fund ..............                2      $  12.55          19,473

Franklin Zero Coupon Fund 2010 .........................                2      $  10.66           3,856

Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional      $   9.03          73,989
Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional          6.65       1,322,083
Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional          5.51         109,819
Janus Aspen Series Mid Cap Growth Portfolio ............    Institutional          5.47         508,731

Janus Aspen Series Balanced Portfolio ..................    Institutional      $  11.01          65,458
Janus Aspen Series Balanced Portfolio ..................    Institutional         11.28         490,632
Janus Aspen Series Balanced Portfolio ..................    Institutional         11.07          62,853

Janus Aspen Series Capital Appreciation Portfolio ......    Institutional      $   7.45         523,173
Janus Aspen Series Capital Appreciation Portfolio ......    Institutional          9.97         528,448
Janus Aspen Series Capital Appreciation Portfolio ......          Service         12.45          84,361
Janus Aspen Series Capital Appreciation Portfolio ......    Institutional          9.45          63,157
Janus Aspen Series Capital Appreciation Portfolio ......          Service         12.55           4,769
Janus Aspen Series Capital Appreciation Portfolio ......    Institutional          7.64         352,998

Janus Aspen Series Flexible Income Portfolio ...........          Service      $  11.89          55,321
Janus Aspen Series Flexible Income Portfolio ...........          Service         11.89           2,650
Janus Aspen Series Flexible Income Portfolio ...........    Institutional         14.00         414,725

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                       Fund Name                                                Option
--------------------------------------------------------   --------------------------------------------------
Janus Aspen Series International Growth Portfolio ......   MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth Portfolio ......   MONY Variable Universal Life
Janus Aspen Series International Growth Portfolio ......   Survivorship Variable Universal Life

Janus Aspen Series Mid Cap Value Portfolio .............   MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Equity Master
Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Custom Equity Master
Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Custom Estate Master
Janus Aspen Series WorldWide Growth Portfolio ..........   MONY Corporate Sponsored Variable Universal Life

Lord Abbett Bond-Debenture Portfolio ...................   MONY Variable Universal Life
Lord Abbett Bond-Debenture Portfolio ...................   Survivorship Variable Universal Life

Lord Abbett Growth and Income Portfolio ................   MONY Custom Equity Master
Lord Abbett Growth and Income Portfolio ................   MONY Variable Universal Life
Lord Abbett Growth and Income Portfolio ................   MONY Custom Estate Master
Lord Abbett Growth and Income Portfolio ................   Survivorship Variable Universal Life

Lord Abbett Mid-Cap Value Portfolio ....................   MONY Custom Equity Master
Lord Abbett Mid-Cap Value Portfolio ....................   MONY Variable Universal Life
Lord Abbett Mid-Cap Value Portfolio ....................   MONY Custom Estate Master
Lord Abbett Mid-Cap Value Portfolio ....................   Survivorship Variable Universal Life
Lord Abbett Mid-Cap Value Portfolio ....................   MONY Corporate Sponsored Variable Universal Life

MFS(R) Mid-Cap Growth Series ...........................   MONY Variable Universal Life
MFS(R) Mid-Cap Growth Series ...........................   Survivorship Variable Universal Life

MFS(R) New Discovery Series ............................   MONY Variable Universal Life
MFS(R) New Discovery Series ............................   Survivorship Variable Universal Life
MFS(R) New Discovery Series ............................   MONY Corporate Sponsored Variable Universal Life

MFS(R) Total Return Series .............................   MONY Variable Universal Life
MFS(R) Total Return Series .............................   Survivorship Variable Universal Life
MFS(R) Total Return Series .............................   MONY Corporate Sponsored Variable Universal Life

MFS(R) Utilities Series ................................   MONY Variable Universal Life
MFS(R) Utilities Series ................................   Survivorship Variable Universal Life
MFS(R) Utilities Series ................................   MONY Corporate Sponsored Variable Universal Life

Oppenheimer Global Securities Fund/VA ..................   MONY Variable Universal Life

Oppenheimer Main Street(R) Fund/VA .....................   MONY Variable Universal Life

PBHG Mid-Cap Portfolio .................................   MONY Variable Universal Life
PBHG Mid-Cap Portfolio .................................   Survivorship Variable Universal Life

PBHG Select Value Portfolio ............................   MONY Variable Universal Life
PBHG Select Value Portfolio ............................   Survivorship Variable Universal Life

PIMCO Global Bond Portfolio (Unhedged) .................   MONY Custom Equity Master
PIMCO Global Bond Portfolio (Unhedged) .................   MONY Variable Universal Life
PIMCO Global Bond Portfolio (Unhedged) .................   MONY Custom Estate Master
PIMCO Global Bond Portfolio (Unhedged) .................   Survivorship Variable Universal Life

PIMCO Real Return Portfolio ............................   MONY Custom Equity Master
PIMCO Real Return Portfolio ............................   MONY Variable Universal Life
PIMCO Real Return Portfolio ............................   MONY Custom Estate Master
PIMCO Real Return Portfolio ............................   Survivorship Variable Universal Life
PIMCO Real Return Portfolio ............................   MONY Corporate Sponsored Variable Universal Life

PIMCO StocksPLUS Growth and Income Portfolio ...........   MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income Portfolio ...........   Survivorship Variable Universal Life

T. Rowe Price Equity Income Portfolio ..................   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price International Stock Portfolio ............   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price Limited-Term Bond Portfolio ..............   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price New America Growth Portfolio .............   MONY Corporate Sponsored Variable Universal Life

T. Rowe Price Personal Strategy Balanced Portfolio .....   MONY Corporate Sponsored Variable Universal Life

                                                                                                 Units
                       Fund Name                                 Class      Unit Fair Value   Outstanding
--------------------------------------------------------   --------------   ---------------   ------------
Janus Aspen Series International Growth Portfolio ......    Institutional        $  9.37         284,432
Janus Aspen Series International Growth Portfolio ......          Service          12.70         137,307
Janus Aspen Series International Growth Portfolio ......          Service          12.67           8,498

Janus Aspen Series Mid Cap Value Portfolio .............          Service        $ 11.80         158,728

Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional        $  5.85         623,796
Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional           8.16         915,998
Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional           7.18          83,681
Janus Aspen Series WorldWide Growth Portfolio ..........    Institutional           7.29         854,633

Lord Abbett Bond-Debenture Portfolio ...................               VC        $ 13.57          67,350
Lord Abbett Bond-Debenture Portfolio ...................               VC          13.02           1,162

Lord Abbett Growth and Income Portfolio ................               VC        $ 12.40         120,674
Lord Abbett Growth and Income Portfolio ................               VC          12.47         196,148
Lord Abbett Growth and Income Portfolio ................               VC          12.47          12,215
Lord Abbett Growth and Income Portfolio ................               VC          11.73          10,930

Lord Abbett Mid-Cap Value Portfolio ....................               VC        $ 13.22         140,454
Lord Abbett Mid-Cap Value Portfolio ....................               VC          14.44         156,720
Lord Abbett Mid-Cap Value Portfolio ....................               VC          13.22          14,291
Lord Abbett Mid-Cap Value Portfolio ....................               VC          12.93           3,928
Lord Abbett Mid-Cap Value Portfolio ....................               VC          13.59         952,602

MFS(R) Mid-Cap Growth Series ...........................          Initial        $ 10.14          91,909
MFS(R) Mid-Cap Growth Series ...........................          Initial          10.07           3,290

MFS(R) New Discovery Series ............................          Initial        $ 10.54          41,725
MFS(R) New Discovery Series ............................          Initial          10.52           1,666
MFS(R) New Discovery Series ............................          Initial          11.36         143,252

MFS(R) Total Return Series .............................          Initial        $ 12.37         141,617
MFS(R) Total Return Series .............................          Initial          12.09           5,028
MFS(R) Total Return Series .............................          Initial          12.19         224,162

MFS(R) Utilities Series ................................          Initial        $ 15.30          30,242
MFS(R) Utilities Series ................................          Initial          14.67           1,923
MFS(R) Utilities Series ................................          Initial          16.15          10,473

Oppenheimer Global Securities Fund/VA ..................          Service        $ 15.05          44,146

Oppenheimer Main Street(R) Fund/VA .....................          Service        $ 12.43          26,798

PBHG Mid-Cap Portfolio .................................        Insurance        $ 13.94         138,763
PBHG Mid-Cap Portfolio .................................        Insurance          13.33           5,709

PBHG Select Value Portfolio ............................        Insurance        $  9.66          74,756
PBHG Select Value Portfolio ............................        Insurance           9.39           2,378

PIMCO Global Bond Portfolio (Unhedged) .................   Administrative        $ 14.51          53,047
PIMCO Global Bond Portfolio (Unhedged) .................   Administrative          15.05          83,474
PIMCO Global Bond Portfolio (Unhedged) .................   Administrative          13.76           3,866
PIMCO Global Bond Portfolio (Unhedged) .................   Administrative          15.10           3,916

PIMCO Real Return Portfolio ............................   Administrative        $ 13.24         122,755
PIMCO Real Return Portfolio ............................   Administrative          13.66         212,189
PIMCO Real Return Portfolio ............................   Administrative          13.04          18,376
PIMCO Real Return Portfolio ............................   Administrative          13.59          10,910
PIMCO Real Return Portfolio ............................   Administrative          13.16         729,490

PIMCO StocksPLUS Growth and Income Portfolio ...........   Administrative        $ 12.07         249,012
PIMCO StocksPLUS Growth and Income Portfolio ...........   Administrative          12.27           3,381

T. Rowe Price Equity Income Portfolio ..................                A        $ 15.17       3,324,758

T. Rowe Price International Stock Portfolio ............                A        $ 10.90         639,953

T. Rowe Price Limited-Term Bond Portfolio ..............                A        $ 13.25         269,254

T. Rowe Price New America Growth Portfolio .............                A        $ 10.74          52,660

T. Rowe Price Personal Strategy Balanced Portfolio .....                A        $ 15.08         135,955

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004

                  Fund Name                                                      Option
--------------------------------------------------------   --------------------------------------------------
T. Rowe Price Prime Reserve Portfolio ..................   MONY Corporate Sponsored Variable Universal Life

UIF Equity Growth Portfolio ............................   MONY Corporate Sponsored Variable Universal Life

UIF Emerging Markets Equity Portfolio ..................   MONY Variable Universal Life
UIF Emerging Markets Equity Portfolio ..................   Survivorship Variable Universal Life
UIF Emerging Markets Debt Portfolio ....................   MONY Corporate Sponsored Variable Universal Life

UIF Core Plus Fixed Income Portfolio ...................   MONY Corporate Sponsored Variable Universal Life

UIF Global Value Equity Portfolio ......................   MONY Variable Universal Life
UIF Global Value Equity Portfolio ......................   Survivorship Variable Universal Life
UIF Global Value Equity Portfolio ......................   MONY Corporate Sponsored Variable Universal Life

UIF U.S. Real Estate Portfolio .........................   MONY Custom Equity Master
UIF U.S. Real Estate Portfolio .........................   MONY Variable Universal Life
UIF U.S. Real Estate Portfolio .........................   MONY Custom Estate Master
UIF U.S. Real Estate Portfolio .........................   Survivorship Variable Universal Life
UIF U.S. Real Estate Portfolio .........................   MONY Corporate Sponsored Variable Universal Life

UIF Value Portfolio ....................................   MONY Corporate Sponsored Variable Universal Life

Van Eck Worldwide Hard Assets Fund .....................   MONY Corporate Sponsored Variable Universal Life

Van Eck WorldWide Bond Fund ............................   MONY Corporate Sponsored Variable Universal Life

Van Eck WorldWide Emerging Markets Fund ................   MONY Corporate Sponsored Variable Universal Life

                                                                                            Units
                  Fund Name                                   Class     Unit Fair Value   Outstanding
--------------------------------------------------------   ----------- ----------------- ------------
T. Rowe Price Prime Reserve Portfolio ..................           A       $  11.89         831,624

UIF Equity Growth Portfolio ............................           1       $   7.80          30,654

UIF Emerging Markets Equity Portfolio ..................           1       $  16.23          28,909
UIF Emerging Markets Equity Portfolio ..................           1          15.28             577
UIF Emerging Markets Debt Portfolio ....................           1       $  14.51          29,344

UIF Core Plus Fixed Income Portfolio ...................           1       $  14.29         455,247

UIF Global Value Equity Portfolio ......................           1       $  12.34          30,643
UIF Global Value Equity Portfolio ......................           1          14.07             651
UIF Global Value Equity Portfolio ......................           1          11.58          67,770

UIF U.S. Real Estate Portfolio .........................           1       $  17.03          64,281
UIF U.S. Real Estate Portfolio .........................           1          18.56         110,557
UIF U.S. Real Estate Portfolio .........................           1          16.87          11,151
UIF U.S. Real Estate Portfolio .........................           1          17.29           1,901
UIF U.S. Real Estate Portfolio .........................           1          17.15         200,748

UIF Value Portfolio ....................................           1       $  15.16         195,886

Van Eck Worldwide Hard Assets Fund .....................     Initial       $  17.43          43,129

Van Eck WorldWide Bond Fund ............................     Initial       $  15.54          33,995

Van Eck WorldWide Emerging Markets Fund ................     Initial       $   9.99          77,227

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                          AIM V.I.         AIM V.I.
                                                         AIM V.I.        Financial          Health          AIM V.I.
                                                       Basic Value        Services         Sciences       Mid Cap Core
                                                           Fund             Fund             Fund         Equity Fund
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $        1,989   $            0   $          203
Expenses:
 Mortality and expense risk charges ...............             (679)            (717)          (1,411)            (250)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................             (679)           1,272           (1,411)             (47)
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            4,040           11,066            5,451            1,442
 Realized gain distributions ......................               --               --               --            5,997
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            4,040           11,066            5,451            7,439
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           25,863            7,955           27,647            4,223
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       29,224   $       20,293   $       31,687   $       11,615
                                                      ==============   ==============   ==============   ==============

                                                         AIM V.I.      Alger American   Alger American    Dreyfus VIF
                                                        Technology        Balanced      MidCap Growth     Appreciation
                                                           Fund          Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $       34,078         $     --   $       36,417
Expenses:
 Mortality and expense risk charges ...............             (265)          (3,762)          (8,602)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................             (265)          30,316           (8,602)          36,417
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            3,499           56,230          511,651          130,780
 Realized gain distributions ......................               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            3,499           56,230          511,651          130,780
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..            3,366           13,900          492,084          (69,726)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $        6,600   $      100,446   $      995,133   $       97,471
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       Dreyfus VIF      Dreyfus VIF         Dreyfus
                                                      International    Small Company       Socially          Dreyfus
                                                          Value            Stock         Responsible      Stock Index
                                                        Portfolio        Portfolio       Growth Fund          Fund
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      139,589   $           --   $        5,637   $    1,093,995
Expenses:
 Mortality and expense risk charges ...............               --               --           (4,973)         (70,699)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          139,589               --              664        1,023,296
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          498,758          134,613          (27,232)        (663,392)
 Realized gain distributions ......................          200,180          186,408               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          698,938          321,021          (27,232)        (663,392)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,485,607          157,997          106,357        5,722,131
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    2,324,134   $      479,018   $       79,789   $    6,082,035
                                                      ==============   ==============   ==============   ==============

                                                          Dreyfus      EQ/Enterprise
                                                       IP Small Cap       Capital       EQ/Enterprise    EQ/Enterprise
                                                        Stock Index     Appreciation        Equity       Equity Income
                                                         Portfolio       Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       26,493   $           --   $           --   $      165,704
Expenses:
 Mortality and expense risk charges ...............           (1,074)         (44,056)        (336,876)         (25,356)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           25,419          (44,056)        (336,876)         140,348
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          320,727          (27,295)      (1,465,230)          49,448
 Realized gain distributions ......................          151,683               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          472,410          (27,295)      (1,465,230)          49,448
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          822,924        1,357,239        8,932,003          869,489
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    1,320,753   $    1,285,888   $    7,129,897   $    1,059,285
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      EQ/Enterprise
                                                          Global       EQ/Enterprise                     EQ/Enterprise
                                                         Socially          Growth       EQ/Enterprise      High-Yield
                                                        Responsive       and Income         Growth            Bond
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $        1,754   $      290,973   $      192,708   $    1,740,967
Expenses:
 Mortality and expense risk charges ...............             (685)         (69,893)        (150,864)         (63,566)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................            1,069          221,080           41,844        1,677,401
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            4,393         (206,424)        (384,561)         936,496
 Realized gain distributions ......................            7,311               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................           11,704         (206,424)        (384,561)         936,496
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           12,598        2,090,309        2,052,462       (1,308,675)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       25,371   $    2,104,965   $    1,709,745   $    1,305,222
                                                      ==============   ==============   ==============   ==============

                                                      EQ/Enterprise                     EQ/Enterprise    EQ/Enterprise
                                                      International    EQ/Enterprise      Multi-Cap      Short Duration
                                                         Growth           Managed           Growth            Bond
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      166,470   $    2,685,661   $           --   $        2,593
Expenses:
 Mortality and expense risk charges ...............          (86,773)        (643,741)         (33,809)            (257)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           79,697        2,041,920          (33,809)           2,336
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..         (685,742)      (3,623,538)        (201,379)             (24)
 Realized gain distributions ......................           29,258               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................         (656,484)      (3,623,538)        (201,379)             (24)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,234,151        8,768,836          891,722           (1,218)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      657,364   $    7,187,218   $      656,534   $        1,094
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      EQ/Enterprise    EQ/Enterprise
                                                      Small Company    Small Company    EQ/Enterprise       EQ/MONY
                                                          Growth           Value         Total Return     Diversified
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $       12,021   $      631,456   $        2,478
Expenses:
 Mortality and expense risk charges ...............          (41,550)        (365,171)          (5,837)          (6,560)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          (41,550)        (353,150)         625,619           (4,082)
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          (15,436)         776,707          206,306          (31,718)
 Realized gain distributions ......................               --        1,967,123          865,007           21,848
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          (15,436)       2,743,830        1,071,313           (9,870)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,681,143       10,524,857         (352,927)         190,560
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    1,624,157   $   12,915,537   $    1,344,005   $      176,608
                                                      ==============   ==============   ==============   ==============

                                                                                           EQ/MONY          EQ/MONY
                                                         EQ/MONY          EQ/MONY         Government      Intermediate
                                                      Equity Growth    Equity Income      Securities       Term Bond
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $        3,847   $       19,933   $      897,281   $    1,264,694
Expenses:
 Mortality and expense risk charges ...............           (5,068)          (3,420)         (33,939)         (21,953)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           (1,221)          16,513          863,342        1,242,741
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          (63,204)         (10,407)         (76,430)          93,872
 Realized gain distributions ......................               --           53,482           72,503           19,522
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          (63,204)          43,075           (3,927)         113,394
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          203,423           41,508         (660,820)      (1,152,811)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      138,998   $      101,096   $      198,595   $      203,324
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         EQ/MONY          EQ/MONY        Fidelity VIP     Fidelity VIP
                                                        Long Term       Money Market        Growth       Asset Manager
                                                      Bond Portfolio      Portfolio       Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $    1,620,807   $      445,661   $       37,323   $      137,245
Expenses:
 Mortality and expense risk charges ...............          (37,779)         (59,334)         (39,808)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................        1,583,028          386,327           (2,485)         137,245
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          373,358               --          153,158           (8,271)
 Realized gain distributions ......................          453,717               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          827,075               --          153,158           (8,271)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..       (1,205,835)              --          395,677          115,981
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    1,204,268   $      386,327   $      546,350   $      244,955
                                                      ==============   ==============   ==============   ==============

                                                                        Fidelity VIP     Fidelity VIP       Franklin
                                                       Fidelity VIP        Growth           Growth           Income
                                                      Contrafund(R)    Opportunities      and Income       Securities
                                                        Portfolio        Portfolio        Portfolio           Fund
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       90,536   $        8,151   $       83,883   $        6,494
Expenses:
 Mortality and expense risk charges ...............          (48,525)          (6,650)              --             (747)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           42,011            1,501           83,883            5,747
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..        1,801,363           35,237           41,094            2,815
 Realized gain distributions ......................               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................        1,801,363           35,237           41,094            2,815
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,312,384           96,998          384,569           26,974
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    3,155,758   $      133,736   $      509,546   $       35,536
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         Franklin
                                                          Rising                            Janus            Janus
                                                        Dividends         Franklin       Aspen Series     Aspen Series
                                                        Securities      Zero Coupon     Mid Cap Growth      Balanced
                                                           Fund          Fund 2010        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $          846   $        1,090   $           --   $      149,008
Expenses:
 Mortality and expense risk charges ...............             (491)             (88)         (32,037)         (24,749)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................              355            1,002          (32,037)         124,259
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            1,484               56          294,266           14,654
 Realized gain distributions ......................            1,665               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            3,149               56          294,266           14,654
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           14,356             (232)       1,860,351          377,215
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       17,860   $          826   $    2,122,580   $      516,128
                                                      ==============   ==============   ==============   ==============

                                                                           Janus            Janus
                                                       Janus Series     Aspen Series     Aspen Series        Janus
                                                         Capital          Flexible      International     Aspen Series
                                                       Appreciation        Income           Growth       Mid Cap Value
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       28,697   $      364,831   $       35,230   $       54,817
Expenses:
 Mortality and expense risk charges ...............          (47,087)          (2,025)          (4,762)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          (18,390)         362,806           30,468           54,817
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            7,094           81,223          210,314           97,930
 Realized gain distributions ......................               --           46,525               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            7,094          127,748          210,314           97,930
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        2,060,198         (258,273)         423,777          159,454
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $    2,048,902   $      232,281   $      664,559   $      312,201
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           Janus
                                                       Aspen Series                      Lord Abbett
                                                        WorldWide       Lord Abbett         Growth        Lord Abbett
                                                          Growth       Bond-Debenture     and Income     Mid-Cap Value
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      175,322   $       46,177   $       33,243   $       45,729
Expenses:
 Mortality and expense risk charges ...............          (52,198)          (2,650)         (11,057)         (10,906)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          123,124           43,527           22,186           34,823
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..         (533,460)          11,404           67,501          510,637
 Realized gain distributions ......................               --           10,748           33,792          232,951
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................         (533,460)          22,152          101,293          743,588
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..        1,138,373           (5,123)         302,384        2,239,315
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      728,037   $       60,556   $      425,863   $    3,017,726
                                                      ==============   ==============   ==============   ==============

                                                                         MFS(R) New                          MFS(R)
                                                      MFS(R) Mid Cap     Discovery       MFS(R) Total      Utilities
                                                      Growth Series        Series       Return Series        Series
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $           --   $           --   $       54,449   $        5,293
Expenses:
 Mortality and expense risk charges ...............           (2,713)          (1,374)          (5,188)          (1,084)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           (2,713)          (1,374)          49,261            4,209
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           12,761           40,765          115,253           21,096
 Realized gain distributions ......................               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................           12,761           40,765          115,253           21,096
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          100,587           44,679          248,817          104,333
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      110,635   $       84,070   $      413,331   $      129,638
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       Oppenheimer
                                                          Global        Oppenheimer                       PBHG Select
                                                        Securities     Main Street(R)    PBHG Mid-Cap        Value
                                                         Fund/VA          Fund/VA         Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $        2,533   $          691   $           --   $       14,591
Expenses:
 Mortality and expense risk charges ...............           (1,298)            (655)          (5,772)          (2,194)
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................            1,235               36           (5,772)          12,397
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..            5,411            3,948           37,246           (3,839)
 Realized gain distributions ......................               --               --           28,297               --
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................            5,411            3,948           65,543           (3,839)
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..           85,475           20,289          242,595           12,650
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       92,121   $       24,273   $      302,366   $       21,208
                                                      ==============   ==============   ==============   ==============

                                                                                             PIMCO
                                                                                          StocksPLUS
                                                       PIMCO Global        PIMCO            Growth       T. Rowe Price
                                                      Bond Portfolio    Real Return       and Income     Equity Income
                                                        (Unhedged)       Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       33,114   $      115,030   $       46,006   $      728,538
Expenses:
 Mortality and expense risk charges ...............           (6,205)         (14,463)          (8,793)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           26,909          100,567           37,213          728,538
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           35,686          130,218           16,438        1,151,445
 Realized gain distributions ......................          128,063          443,476               --        1,081,382
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          163,749          573,694           16,438        2,232,827
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..            4,813          266,286          222,031        3,581,119
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      195,471   $      940,547   $      275,682   $    6,542,484
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                         T. Rowe Price
                                                      T. Rowe Price                     T. Rowe Price       Personal
                                                      International    T. Rowe Price     New America        Strategy
                                                          Stock         Limited-Term        Growth          Balanced
                                                        Portfolio      Bond Portfolio     Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       71,945   $       67,934   $          351   $       35,447
Expenses:
 Mortality and expense risk charges ...............               --               --               --               --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           71,945           67,934              351           35,447
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           42,661           (3,775)          41,839           93,061
 Realized gain distributions ......................               --               --               --            8,176
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................           42,661           (3,775)          41,839          101,237
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          633,026          (42,671)          19,724           82,651
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      747,632   $       21,488   $       61,914   $      219,335
                                                      ==============   ==============   ==============   ==============

                                                      T. Rowe Price      UIF Equity      UIF Emerging     UIF Emerging
                                                      Prime Reserve        Growth       Markets Equity    Markets Debt
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $       82,913   $          326   $        2,598   $       26,917
Expenses:
 Mortality and expense risk charges ...............               --               --           (1,343)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................           82,913              326            1,255           26,917
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..               --           25,584           24,711           13,645
 Realized gain distributions ......................               --               --               --           12,580
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................               --           25,584           24,711           26,225
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..               --          (10,826)          56,728          (15,032)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $       82,913   $       15,084   $       82,694   $       38,110
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                      UIF Core Plus      UIF Global     UIF U.S. Real
                                                       Fixed Income     Value Equity        Estate         UIF Value
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      --------------   --------------   --------------   --------------
Income:
 Dividend income ..................................   $      237,313   $        6,676   $       74,303   $       24,261
Expenses:
 Mortality and expense risk charges ...............               --           (1,107)          (7,995)              --
                                                      --------------   --------------   --------------   --------------
Net investment income (loss) ......................          237,313            5,569           66,308           24,261
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..          119,981            6,704          111,209          179,112
 Realized gain distributions ......................           14,287               --           86,499           76,861
                                                      --------------   --------------   --------------   --------------
Realized gain (loss) ..............................          134,268            6,704          197,708          255,973
                                                      --------------   --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..         (108,646)         100,463        1,307,559          148,894
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      262,935   $      112,736   $    1,571,575   $      429,128
                                                      ==============   ==============   ==============   ==============

                                                                                            Van Eck
                                                         Van Eck          Van Eck          WorldWide
                                                      Worldwide Hard     WorldWide         Emerging
                                                       Assets Fund       Bond Fund       Markets Fund
                                                      --------------   --------------   --------------
Income:
 Dividend income ..................................   $          374   $        9,984   $        2,165
Expenses:
 Mortality and expense risk charges ...............               --               --               --
                                                      --------------   --------------   --------------
Net investment income (loss) ......................              374            9,984            2,165
                                                      --------------   --------------   --------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..           13,171            3,895           26,370
 Realized gain distributions ......................               --               --               --
                                                      --------------   --------------   --------------
Realized gain (loss) ..............................           13,171            3,895           26,370
                                                      --------------   --------------   --------------
Change in unrealized appreciation (depreciation) ..          120,912           18,188          119,282
                                                      --------------   --------------   --------------
Net increase (decrease) in net assets
 resulting from operations ........................   $      134,457   $       32,067   $      147,817
                                                      ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                  AIM V.I.                          AIM V.I.
                                                            Basic Value Fund (a)            Financial Services Fund
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $         (679)  $          (22)  $        1,272   $          547
 Net realized gain (loss) .........................            4,040              121           11,066           (1,583)
 Net change in unrealized appreciation
  (depreciation) ..................................           25,863            4,882            7,955           37,135
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           29,224            4,981           20,293           36,099
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          299,402           64,907           99,451          112,212
 Transfers between subaccounts, net ...............          (10,162)          12,305           (9,205)          22,493
 Transfers for contract benefits and
  terminations ....................................          (68,698)          (5,262)         (42,324)         (37,015)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          220,542           71,950           47,922           97,690
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          249,766           76,931           68,215          133,789

Net assets beginning of period ....................           76,931               --          206,609           72,820
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      326,697   $       76,931   $      274,824   $      206,609
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           26,870            7,234           12,419           14,098
 Units redeemed during the period .................           (7,866)            (535)          (8,266)          (4,086)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           19,004            6,699            4,153           10,012
                                                      ==============   ==============   ==============   ==============

                                                                  AIM V.I.                          AIM V.I.
                                                            Health Sciences Fund          Mid Cap Core Equity Fund (b)
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (1,411)  $         (826)  $          (47)  $          (26)
 Net realized gain (loss) .........................            5,451             (938)           7,439              290
 Net change in unrealized appreciation
  (depreciation) ..................................           27,647           64,964            4,223            1,662
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           31,687           63,200           11,615            1,926
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          147,474          198,723          130,559           25,554
 Transfers between subaccounts, net ...............           79,537           38,649           15,290            1,808
 Transfers for contract benefits and
  terminations ....................................          (79,539)         (57,212)         (28,889)          (4,148)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          147,472          180,160          116,960           23,214
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          179,159          243,360          128,575           25,140

Net assets beginning of period ....................          360,442          117,082           25,140               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      539,601   $      360,442   $      153,715   $       25,140
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           24,063           28,228           12,607            2,660
 Units redeemed during the period .................          (10,598)          (7,848)          (2,819)            (430)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           13,465           20,380            9,788            2,230
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  AIM V.I.                      Alger American
                                                              Technology Fund                 Balanced Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $         (265)  $         (159)  $       30,316   $       16,276
 Net realized gain (loss) .........................            3,499             (851)          56,230               50
 Net change in unrealized appreciation
  (depreciation) ..................................            3,366           14,917           13,900          144,587
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................            6,600           13,907          100,446          160,913
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           36,450           46,144        1,718,424          573,063
 Transfers between subaccounts, net ...............            9,523              718         (130,664)         169,673
 Transfers for contract benefits and
  terminations ....................................          (19,069)         (19,660)        (278,853)        (131,229)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           26,904           27,202        1,308,907          611,507
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           33,504           41,109        1,409,353          772,420

Net assets beginning of period ....................           66,755           25,646        1,281,313          508,893
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      100,259   $       66,755   $    2,690,666   $    1,281,313
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           11,482            7,158          187,742           79,145
 Units redeemed during the period .................           (8,416)          (3,237)         (70,157)         (17,233)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            3,066            3,921          117,585           61,912
                                                      ==============   ==============   ==============   ==============

                                                              Alger American                        Dreyfus
                                                          MidCap Growth Portfolio         VIF Appreciation Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (8,602)  $       (2,818)  $       36,417   $       31,473
 Net realized gain (loss) .........................          511,651           50,564          130,780          (65,452)
 Net change in unrealized appreciation
  (depreciation) ..................................          492,084          827,684          (69,726)         483,817
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          995,133          875,430           97,471          449,838
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,586,948        1,524,642          318,250          404,630
 Transfers between subaccounts, net ...............        2,652,259        1,219,267         (262,732)         (24,838)
 Transfers for contract benefits and
  terminations ....................................         (675,705)        (195,164)        (429,078)        (820,846)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        5,563,502        2,548,745         (373,560)        (441,054)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        6,558,635        3,424,175         (276,089)           8,784

Net assets beginning of period ....................        3,891,301          467,126        2,474,859        2,466,075
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   10,449,936   $    3,891,301   $    2,198,770   $    2,474,859
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          665,780          314,580           66,253           40,896
 Units redeemed during the period .................         (206,054)         (38,451)         (94,727)         (79,191)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          459,726          276,129          (28,474)         (38,295)
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Dreyfus                           Dreyfus
                                                             VIF International                 VIF Small Company
                                                              Value Portfolio                   Stock Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      139,589   $       99,845   $            0   $        1,681
 Net realized gain (loss) .........................          698,938           (6,413)         321,021          (44,965)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,485,607        2,847,504          157,997          544,675
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        2,324,134        2,940,936          479,018          501,391
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,378,017        1,415,698          838,568           76,858
 Transfers between subaccounts, net ...............        2,246,806          576,419          279,869           78,696
 Transfers for contract benefits and
  terminations ....................................       (2,099,609)        (279,180)        (208,864)        (250,808)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,525,214        1,712,937          909,573          (95,254)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        3,849,348        4,653,873        1,388,591          406,137

Net assets beginning of period ....................       10,355,992        5,702,119        1,704,734        1,298,597
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   14,205,340   $   10,355,992   $    3,093,325   $    1,704,734
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          355,477          273,572          124,538           21,018
 Units redeemed during the period .................         (219,422)         (36,253)         (51,480)         (33,238)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          136,055          237,319           73,058          (12,220)
                                                      ==============   ==============   ==============   ==============

                                                                  Dreyfus
                                                            Socially Responsible                    Dreyfus
                                                                Growth Fund                    Stock Index Fund
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          664   $       (2,355)  $    1,023,296   $      685,543
 Net realized gain (loss) .........................          (27,232)         (61,631)        (663,392)      (2,202,353)
 Net change in unrealized appreciation
  (depreciation) ..................................          106,357          302,123        5,722,131       14,153,675
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           79,789          238,137        6,082,035       12,636,865
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          393,644          452,478        9,159,700        7,377,797
 Transfers between subaccounts, net ...............           (6,628)         (14,054)        (357,211)      (1,864,396)
 Transfers for contract benefits and
  terminations ....................................         (286,962)        (256,519)      (5,590,629)      (6,487,331)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          100,054          181,905        3,211,860         (973,930)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          179,843          420,042        9,293,895       11,662,935

Net assets beginning of period ....................        1,281,116          861,074       56,019,266       44,356,331
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    1,460,959   $    1,281,116   $   65,313,161   $   56,019,266
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           72,567           85,595        1,107,210        1,239,124
 Units redeemed during the period .................          (58,141)         (56,584)        (820,857)      (1,218,496)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           14,426           29,011          286,353           20,628
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Dreyfus                        EQ/Enterprise
                                                             IP Small Cap Stock              Capital Appreciation
                                                               Index Portfolio                     Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       25,419   $       10,474   $      (44,056)  $      (33,909)
 Net realized gain (loss) .........................          472,410           50,281          (27,295)        (231,605)
 Net change in unrealized appreciation
  (depreciation) ..................................          822,924        1,736,716        1,357,239        2,406,713
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,320,753        1,797,471        1,285,888        2,141,199
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          634,925        1,146,312        1,933,657        2,159,184
 Transfers between subaccounts, net ...............           93,327          627,092          170,661          139,244
 Transfers for contract benefits and
  terminations ....................................       (1,197,151)        (178,417)      (1,618,360)      (1,626,190)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (468,899)       1,594,987          485,958          672,238
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          851,854        3,392,458        1,771,846        2,813,437

Net assets beginning of period ....................        6,584,835        3,192,377        9,186,797        6,373,360
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    7,436,689   $    6,584,835   $   10,958,643   $    9,186,797
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           74,321          213,252          224,189          283,016
 Units redeemed during the period .................         (117,620)         (21,480)        (180,132)        (210,836)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (43,299)         191,772           44,057           72,180
                                                      ==============   ==============   ==============   ==============

                                                               EQ/Enterprise                     EQ/Enterprise
                                                              Equity Portfolio              Equity Income Potfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $     (336,876)  $     (275,533)  $      140,348   $       45,557
 Net realized gain (loss) .........................       (1,465,230)      (2,968,560)          49,448          (73,176)
 Net change in unrealized appreciation
  (depreciation) ..................................        8,932,003       21,437,616          869,489        1,053,523
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        7,129,897       18,193,523        1,059,285        1,025,904
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........       11,091,138        9,762,858        1,476,497        1,408,552
 Transfers between subaccounts, net ...............         (979,343)        (232,668)       1,254,597          119,900
 Transfers for contract benefits and
  terminations ....................................       (8,776,459)      (8,310,556)        (965,808)        (728,596)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,335,336        1,219,634        1,765,286          799,856
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        8,465,233       19,413,157        2,824,571        1,825,760

Net assets beginning of period ....................       53,938,241       34,525,084        5,196,411        3,370,651
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   62,403,474   $   53,938,241   $    8,020,982   $    5,196,411
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          962,787          938,213          266,781          190,641
 Units redeemed during the period .................         (778,372)        (800,848)        (109,763)        (102,002)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          184,415          137,365          157,018           88,639
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Enterprise                    EQ/Enterprise
                                                               Global Socially                 Growth and Income
                                                            Responsive Portfolio                   Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $        1,069   $           64   $      221,080   $       82,035
 Net realized gain (loss) .........................           11,704             (183)        (206,424)        (450,157)
 Net change in unrealized appreciation
  (depreciation) ..................................           12,598           28,056        2,090,309        3,619,020
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           25,371           27,937        2,104,965        3,250,898
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           57,342           77,055        3,904,596        4,148,680
 Transfers between subaccounts, net ...............           37,324           23,445         (284,584)        (183,537)
 Transfers for contract benefits and
  terminations ....................................          (36,200)         (21,103)      (2,901,104)      (2,572,790)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           58,466           79,397          718,908        1,392,353
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           83,837          107,334        2,823,873        4,643,251

Net assets beginning of period ....................          156,801           49,467       15,791,503       11,148,252
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      240,638   $      156,801   $   18,615,376   $   15,791,503
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................            8,502           10,832          448,434          535,443
 Units redeemed during the period .................           (3,343)          (2,324)        (379,214)        (369,846)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            5,159            8,508           69,220          165,597
                                                      ==============   ==============   ==============   ==============

                                                                                                 EQ/Enterprise
                                                               EQ/Enterprise                      High-Yield
                                                              Growth Portfolio                  Bond Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       41,844   $       43,476   $    1,677,401   $      232,758
 Net realized gain (loss) .........................         (384,561)      (1,058,791)         936,496           82,578
 Net change in unrealized appreciation
  (depreciation) ..................................        2,052,462        7,141,042       (1,308,675)       1,957,737
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,709,745        6,125,727        1,305,222        2,273,073
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........       10,604,468       11,967,997        3,120,450        1,980,706
 Transfers between subaccounts, net ...............          123,553        1,752,190           44,167          386,056
 Transfers for contract benefits and
  terminations ....................................       (8,389,346)      (7,394,387)      (1,973,964)      (1,755,987)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,338,675        6,325,800        1,190,653          610,775
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        4,048,420       12,451,527        2,495,875        2,883,848

Net assets beginning of period ....................       44,319,520       31,867,993       12,820,987        9,937,139
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   48,367,940   $   44,319,520   $   15,316,862   $   12,820,987
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................        1,567,088        1,873,905          467,787          290,830
 Units redeemed during the period .................       (1,327,532)      (1,058,646)        (384,307)        (239,055)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          239,556          815,259           83,480           51,775
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Enterprise
                                                                International                   EQ/Enterprise
                                                              Growth Portfolio                 Managed Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       79,697   $      (14,471)  $    2,041,920   $      414,116
 Net realized gain (loss) .........................         (656,484)      (1,246,818)      (3,623,538)      (5,201,420)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,234,151        4,576,428        8,768,836       20,506,089
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          657,364        3,315,139        7,187,218       15,718,785
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,377,076        2,640,327       15,565,187       16,966,249
 Transfers between subaccounts, net ...............         (158,077)         495,659       (2,315,423)      (1,182,841)
 Transfers for contract benefits and
  terminations ....................................       (2,366,827)      (2,443,630)     (15,866,339)     (15,875,529)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (147,828)         692,356       (2,616,575)         (92,121)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          509,536        4,007,495        4,570,643       15,626,664

Net assets beginning of period ....................       14,420,126       10,412,631       93,883,861       78,257,197
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   14,929,662   $   14,420,126   $   98,454,504   $   93,883,861
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          257,375          423,305        1,036,382        1,332,927
 Units redeemed during the period .................         (259,628)        (333,507)      (1,109,187)      (1,226,346)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           (2,253)          89,798          (72,805)         106,581
                                                      ==============   ==============   ==============   ==============

                                                               EQ/Enterprise                     EQ/Enterprise
                                                                 Multi-Cap                      Short Duration
                                                              Growth Portfolio                 Bond Portfolio (a)
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (33,809)  $      (26,102)  $        2,336   $          201
 Net realized gain (loss) .........................         (201,379)        (386,351)             (24)              (1)
 Net change in unrealized appreciation
  (depreciation) ..................................          891,722        2,502,777           (1,218)            (139)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          656,534        2,090,324            1,094               61
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,682,876        2,864,860          119,416           17,661
 Transfers between subaccounts, net ...............         (144,663)         (11,006)             833                -
 Transfers for contract benefits and
  terminations ....................................       (1,954,536)      (1,880,768)         (19,945)          (1,396)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          583,677          973,086          100,304           16,265
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,240,211        3,063,410          101,398           16,326

Net assets beginning of period ....................        8,788,796        5,725,386           16,326               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   10,029,007   $    8,788,796   $      117,724   $       16,326
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          427,676          565,467           11,994            1,778
 Units redeemed during the period .................         (357,623)        (413,615)          (2,017)            (147)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           70,053          151,852            9,977            1,631
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Enterprise                      EQ/Enterprise
                                                               Small Company                      Small Company
                                                              Growth Portfolio                   Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (41,550)  $      (29,854)  $     (353,150)  $     (233,992)
 Net realized gain (loss) .........................          (15,436)        (248,872)       2,743,830       (1,070,755)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,681,143        2,450,518       10,524,857       17,477,145
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,624,157        2,171,792       12,915,537       16,172,398
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,396,080        3,182,883       10,835,133       10,869,523
 Transfers between subaccounts, net ...............         (328,232)         884,135        2,039,934          674,364
 Transfers for contract benefits and
  terminations ....................................       (2,092,673)      (1,973,667)      (9,880,875)      (9,097,381)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          975,175        2,093,351        2,994,192        2,446,506
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,599,332        4,265,143       15,909,729       18,618,904

Net assets beginning of period ....................       12,485,993        8,220,850       61,739,220       43,120,316
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   15,085,325   $   12,485,993   $   77,648,949   $   61,739,220
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          403,922          449,753          779,636          812,601
 Units redeemed during the period .................         (317,147)        (227,707)        (562,131)        (597,777)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           86,775          222,046          217,505          214,824
                                                      ==============   ==============   ==============   ==============

                                                               EQ/Enterprise
                                                               Total Return                         EQ/MONY
                                                                 Portfolio                   Diversified Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      625,619   $      579,228   $       (4,082)  $        4,697
 Net realized gain (loss) .........................        1,071,313          442,947           (9,870)         (48,901)
 Net change in unrealized appreciation
  (depreciation) ..................................         (352,927)         147,806          190,560          289,982
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,344,005        1,169,981          176,608          245,778
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        5,889,513        5,810,003           53,011           60,088
 Transfers between subaccounts, net ...............        1,051,778        7,421,393           (1,593)              --
 Transfers for contract benefits and
  terminations ....................................       (4,021,078)      (1,004,777)         (85,117)         (94,315)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,920,213       12,226,619          (33,699)         (34,227)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        4,264,218       13,396,600          142,909          211,551

Net assets beginning of period ....................       27,406,753       14,010,153        1,063,698          852,147
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   31,670,971   $   27,406,753   $    1,206,607   $    1,063,698
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          766,205        1,240,613            1,032            1,375
 Units redeemed during the period .................         (512,199)        (106,200)          (1,645)          (2,069)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          254,006        1,134,413             (613)            (694)
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  EQ/MONY                           EQ/MONY
                                                          Equity Growth Portfolio           Equity Income Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (1,221)  $       (1,839)  $       16,513   $        6,097
 Net realized gain (loss) .........................          (63,204)         (40,026)          43,075          (29,779)
 Net change in unrealized appreciation
  (depreciation) ..................................          203,423          250,710           41,508          140,899
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          138,998          208,845          101,096          117,217
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           38,390           38,528           27,436           24,181
 Transfers between subaccounts, net ...............              164              134            2,531           (8,202)
 Transfers for contract benefits and
  terminations ....................................         (113,984)         (54,940)         (45,965)         (51,214)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          (75,430)         (16,278)         (15,998)         (35,235)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           63,568          192,567           85,098           81,982

Net assets beginning of period ....................          873,644          681,077          540,110          458,128
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      937,212   $      873,644   $      625,208   $      540,110
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................              563              670              415              438
 Units redeemed during the period .................           (1,641)            (924)            (638)          (1,041)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           (1,078)            (254)            (223)            (603)
                                                      ==============   ==============   ==============   ==============

                                                                  EQ/MONY                           EQ/MONY
                                                           Government Securities               Intermediate Term
                                                                 Portfolio                      Bond Portfolio
                                                      -------------------------------   -------------------------------
                                                          2004            2003            2004            2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      863,342   $      316,974   $    1,242,741   $      586,468
 Net realized gain (loss) .........................           (3,927)         220,495          113,394          178,419
 Net change in unrealized appreciation
  (depreciation) ..................................         (660,820)        (373,943)      (1,152,811)        (382,401)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          198,595          163,526          203,324          382,486
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        5,938,669        4,914,960        1,405,850        2,045,163
 Transfers between subaccounts, net ...............       (3,297,803)         501,525         (383,060)        (151,834)
 Transfers for contract benefits and
  terminations ....................................       (1,762,580)      (2,783,680)      (1,371,741)      (1,571,601)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          878,286        2,632,805         (348,951)         321,728
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,076,881        2,796,331         (145,627)         704,214

Net assets beginning of period ....................       13,324,558       10,528,227       12,885,109       12,180,895
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   14,401,439   $   13,324,558   $   12,739,482   $   12,885,109
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          685,738          558,593          224,158          243,489
 Units redeemed during the period .................         (610,754)        (348,417)        (247,357)        (220,464)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           74,984          210,176          (23,199)          23,025
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  EQ/MONY                           EQ/MONY
                                                          Long Term Bond Portfolio           Money Market Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $    1,583,028   $      820,218   $      386,327   $      359,426
 Net realized gain (loss) .........................          827,075          230,659               --               --
 Net change in unrealized appreciation
  (depreciation) ..................................       (1,205,835)        (456,439)              --               --
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,204,268          594,438          386,327          359,426
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,399,214        3,203,887       11,704,538       22,039,251
 Transfers between subaccounts, net ...............       (1,378,734)       1,804,502       (4,165,316)     (15,583,262)
 Transfers for contract benefits and
  terminations ....................................       (1,935,963)      (1,909,401)      (6,742,991)     (11,088,825)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (915,483)       3,098,988          796,231       (4,632,836)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          288,785        3,693,426        1,182,558       (4,273,410)

Net assets beginning of period ....................       15,596,925       11,903,499       44,948,713       49,222,123
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   15,885,710   $   15,596,925   $   46,131,271   $   44,948,713
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          293,599          439,774        2,508,491        2,783,651
 Units redeemed during the period .................         (341,004)        (217,764)      (2,433,685)      (3,138,414)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (47,405)         222,010           74,806         (354,763)
                                                      ==============   ==============   ==============   ==============

                                                                Fidelity VIP                      Fidelity VIP
                                                              Growth Portfolio               Asset Manager Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (2,485)  $       (2,442)  $      137,245   $      156,571
 Net realized gain (loss) .........................          153,158         (350,015)          (8,271)         (35,900)
 Net change in unrealized appreciation
  (depreciation) ..................................          395,677        4,625,528          115,981          633,687
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          546,350        4,273,071          244,955          754,358
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,215,156        3,969,591          371,588          308,919
 Transfers between subaccounts, net ...............          298,800          797,876         (947,346)          15,974
 Transfers for contract benefits and
  terminations ....................................       (3,270,737)      (1,785,607)        (227,014)        (208,834)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          243,219        2,981,860         (802,772)         116,059
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          789,569        7,254,931         (557,817)         870,417

Net assets beginning of period ....................       18,575,301       11,320,370        5,064,244        4,193,827
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   19,364,870   $   18,575,301   $    4,506,427   $    5,064,244
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          670,367          869,084          126,246           49,507
 Units redeemed during the period .................         (645,574)        (409,372)        (204,590)         (37,965)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           24,793          459,712          (78,344)          11,542
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 Fidelity VIP
                                                               Fidelity VIP                  Growth Opportunities
                                                          Contrafund(R) Portfolio                  Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       42,011   $       15,816   $        1,501   $        3,266
 Net realized gain (loss) .........................        1,801,363         (132,258)          35,237          (35,791)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,312,384        3,671,053           96,998          399,499
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        3,155,758        3,554,611          133,736          366,974
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        9,466,161        7,322,628          462,501          481,857
 Transfers between subaccounts, net ...............       (8,222,679)         630,830          213,261           28,964
 Transfers for contract benefits and
  terminations ....................................       (2,164,361)      (2,055,590)        (352,905)        (379,863)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................         (920,879)       5,897,868          322,857          130,958
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,234,879        9,452,479          456,593          497,932

Net assets beginning of period ....................       21,054,188       11,601,709        1,659,526        1,161,594
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   23,289,067   $   21,054,188   $    2,116,119   $    1,659,526
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................        1,239,689          961,515          141,488          107,185
 Units redeemed during the period .................       (1,318,475)        (348,999)        (100,658)         (85,830)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (78,786)         612,516           40,830           21,355
                                                      ==============   ==============   ==============   ==============

                                                                Fidelity VIP                       Franklin
                                                        Growth and Income Portfolio        Income Securities Fund (a)
                                                      -------------------------------   -------------------------------
                                                          2004           2003          2004         2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       83,883   $       89,768   $        5,747   $          (33)
 Net realized gain (loss) .........................           41,094         (208,749)           2,815              161
 Net change in unrealized appreciation
  (depreciation) ..................................          384,569        1,860,408           26,974            3,760
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          509,546        1,741,427           35,536            3,888
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          983,082          861,095          267,759           68,851
 Transfers between subaccounts, net ...............       (1,646,338)         405,748           42,711            1,572
 Transfers for contract benefits and
  terminations ....................................         (524,150)        (422,156)         (47,834)          (4,414)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................       (1,187,406)         844,687          262,636           66,009
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............         (677,860)       2,586,114          298,172           69,897

Net assets beginning of period ....................        9,600,233        7,014,119           69,897               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    8,922,373   $    9,600,233   $      368,069   $       69,897
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          142,956          305,505           27,422            6,648
 Units redeemed during the period .................         (271,158)        (204,546)          (4,812)            (439)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....         (128,202)         100,959           22,610            6,209
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Franklin
                                                              Rising Dividends                     Franklin
                                                            Securities Fund (a)            Zero Coupon Fund 2010 (c)
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          355   $          (21)  $        1,002   $           (4)
 Net realized gain (loss) .........................            3,149               45               56               (1)
 Net change in unrealized appreciation
  (depreciation) ..................................           14,356            1,976             (232)              90
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           17,860            2,000              826               85
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          188,887           37,198           29,527            4,087
 Transfers between subaccounts, net ...............           44,606              675            6,509            8,228
 Transfers for contract benefits and
  terminations ....................................          (44,274)          (2,615)          (7,692)            (470)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          189,219           35,258           28,344           11,845
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          207,079           37,258           29,170           11,930

Net assets beginning of period ....................           37,258               --           11,930               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      244,337   $       37,258   $       41,100   $       11,930
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           21,696            3,544            3,657            1,220
 Units redeemed during the period .................           (5,507)            (260)            (966)             (55)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           16,189            3,284            2,691            1,165
                                                      ==============   ==============   ==============   ==============

                                                                   Janus                             Janus
                                                                Aspen Series                      Aspen Series
                                                         Mid Cap Growth Portfolio              Balanced Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (32,037)  $      (22,987)  $      124,259   $      101,942
 Net realized gain (loss) .........................          294,266         (266,114)          14,654          (43,362)
 Net change in unrealized appreciation
  (depreciation) ..................................        1,860,351        2,714,879          377,215          640,738
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        2,122,580        2,425,778          516,128          699,318
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,418,799        2,649,448        1,415,949        1,648,487
 Transfers between subaccounts, net ...............         (589,467)          61,265          (34,734)         256,044
 Transfers for contract benefits and
  terminations ....................................       (1,882,006)      (1,941,778)      (1,050,652)      (1,148,084)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          947,326          768,935          330,563          756,447
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        3,069,906        3,194,713          846,691        1,455,765

Net assets beginning of period ....................        9,779,934        6,585,221        6,102,151        4,646,386
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   12,849,840   $    9,779,934   $    6,948,842   $    6,102,151
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          860,891          788,940          158,077          228,818
 Units redeemed during the period .................         (692,743)        (631,767)        (126,770)        (149,311)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          168,148          157,173           31,307           79,507
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Janus                             Janus
                                                              Series Capital                     Aspen Series
                                                          Appreciation Portfolio           Flexible Income Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      (18,390)  $        9,145   $      362,806   $      293,785
 Net realized gain (loss) .........................            7,094         (374,722)         127,748          564,937
 Net change in unrealized appreciation
  (depreciation) ..................................        2,060,198        2,299,996         (258,273)        (394,445)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        2,048,902        1,934,419          232,281          464,277
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        2,609,365        2,856,807        1,102,717        1,401,147
 Transfers between subaccounts, net ...............         (705,671)         443,137         (123,796)      (6,017,181)
 Transfers for contract benefits and
  terminations ....................................       (1,944,190)      (1,906,658)      (1,136,821)        (496,034)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          (40,496)       1,393,286         (157,900)      (5,112,068)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,008,406        3,327,705           74,381       (4,647,791)

Net assets beginning of period ....................       11,566,157        8,238,452        6,421,854       11,069,645
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   13,574,563   $   11,566,157   $    6,496,235   $    6,421,854
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          402,640          639,073          137,059          199,614
 Units redeemed during the period .................         (429,701)        (401,822)        (146,915)        (601,207)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          (27,061)         237,251           (9,856)        (401,593)
                                                      ==============   ==============   ==============   ==============

                                                                   Janus                             Janus
                                                               Aspen Series                      Aspen Series
                                                      International Growth Portfolio        Mid Cap Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       30,468   $       22,517   $       54,817   $        2,237
 Net realized gain (loss) .........................          210,314         (100,407)          97,930          (18,624)
 Net change in unrealized appreciation
  (depreciation) ..................................          423,777          792,108          159,454          678,224
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          664,559          714,218          312,201          661,837
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,497,903          826,425          362,454          260,615
 Transfers between subaccounts, net ...............          (54,612)         119,478         (909,173)          90,482
 Transfers for contract benefits and
  terminations ....................................         (462,880)        (322,586)        (115,297)         (93,468)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          980,411          623,317         (662,016)         257,629
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,644,970        1,337,535         (349,815)         919,466

Net assets beginning of period ....................        2,871,752        1,534,217        2,222,583        1,303,117
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    4,516,722   $    2,871,752   $    1,872,768   $    2,222,583
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          309,324          163,793           46,783           51,141
 Units redeemed during the period .................         (208,808)         (81,399)        (109,951)         (12,961)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          100,516           82,394          (63,168)          38,180
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Janus
                                                               Aspen Series                       Lord Abbett
                                                        Worldwide Growth Portfolio         Bond-Debenture Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      123,124   $      117,372   $       43,527   $       20,272
 Net realized gain (loss) .........................         (533,460)      (1,135,200)          22,152            6,684
 Net change in unrealized appreciation
  (depreciation) ..................................        1,138,373        4,203,760           (5,123)          30,816
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          728,037        3,185,932           60,556           57,772
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        3,715,951        3,516,193          418,179          252,143
 Transfers between subaccounts, net ...............       (1,054,543)      (1,319,355)          32,628          130,102
 Transfers for contract benefits and
  terminations ....................................       (2,296,629)      (2,442,329)        (147,834)         (69,176)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          364,779         (245,491)         302,973          313,069
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,092,816        2,940,441          363,529          370,841

Net assets beginning of period ....................       16,865,610       13,925,169          565,869          195,028
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $   17,958,426   $   16,865,610   $      929,398   $      565,869
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          663,547          681,121           39,223           33,533
 Units redeemed during the period .................         (624,571)        (736,104)         (15,555)          (6,877)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           38,976          (54,983)          23,668           26,656
                                                      ==============   ==============   ==============   ==============

                                                                Lord Abbett                       Lord Abbett
                                                        Growth and Income Portfolio         Mid-Cap Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       22,186   $        9,173   $       34,823   $       38,349
 Net realized gain (loss) .........................          101,293           (3,935)         743,588          106,967
 Net change in unrealized appreciation
  (depreciation) ..................................          302,384          404,129        2,239,315        1,657,354
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          425,863          409,367        3,017,726        1,802,670
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,495,297          945,350        2,107,149        2,206,372
 Transfers between subaccounts, net ...............          510,440          661,671        4,592,144        1,862,595
 Transfers for contract benefits and
  terminations ....................................         (600,173)        (263,240)      (1,768,211)        (487,805)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,405,564        1,343,781        4,931,082        3,581,162
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        1,831,427        1,753,148        7,948,808        5,383,832

Net assets beginning of period ....................        2,390,643          637,495        9,358,146        3,974,314
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    4,222,070   $    2,390,643   $   17,306,954   $    9,358,146
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          199,736          173,468          659,039          483,577
 Units redeemed during the period .................          (76,017)         (32,627)        (240,093)         (84,766)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          123,719          140,841          418,946          398,811
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   MFS(R)                            MFS(R)
                                                           Mid Cap Growth Series              New Discovery Series
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (2,713)  $       (1,408)  $       (1,374)  $         (885)
 Net realized gain (loss) .........................           12,761           (3,346)          40,765            5,680
 Net change in unrealized appreciation
  (depreciation) ..................................          100,587          130,524           44,679          111,049
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          110,635          125,770           84,070          115,844
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          384,943          329,519          816,084          207,626
 Transfers between subaccounts, net ...............            2,723           43,560          610,362          241,845
 Transfers for contract benefits and
  terminations ....................................         (158,928)         (93,299)        (127,157)         (67,681)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          228,738          279,780        1,299,289          381,790
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          339,373          405,550        1,383,359          497,634

Net assets beginning of period ....................          626,033          220,483          701,426          203,792
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      965,406   $      626,033   $    2,084,785   $      701,426
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           45,035           50,161          196,298           54,758
 Units redeemed during the period .................          (20,318)         (13,579)         (77,875)         (13,465)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           24,717           36,582          118,423           41,293
                                                      ==============   ==============   ==============   ==============

                                                                   MFS(R)                            MFS(R)
                                                            Total Return Series                 Utilities Series
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       49,261   $       21,716   $        4,209   $        1,828
 Net realized gain (loss) .........................          115,253           11,758           21,096            2,226
 Net change in unrealized appreciation
  (depreciation) ..................................          248,817          235,514          104,333           39,578
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          413,331          268,988          129,638           43,632
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,231,681          926,949          212,060          153,634
 Transfers between subaccounts, net ...............        1,060,340          610,537          125,812           69,865
 Transfers for contract benefits and
  terminations ....................................         (363,774)        (276,573)         (86,389)         (32,463)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        1,928,247        1,260,913          251,483          191,036
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,341,578        1,529,901          381,121          234,668

Net assets beginning of period ....................        2,203,021          673,120          279,069           44,401
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    4,544,599   $    2,203,021   $      660,190   $      279,069
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          272,213          173,105           30,667           23,879
 Units redeemed during the period .................         (100,541)         (44,144)         (11,393)          (5,637)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          171,672          128,961           19,274           18,242
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                Oppenheimer                       Oppenheimer
                                                             Global Securities                   Main Street(R)
                                                                 Fund/VA (d)                      Fund/VA (e)
                                                      -------------------------------   -------------------------------
                                                         2004         2003         2004         2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $        1,235   $         (101)  $           36   $          (45)
 Net realized gain (loss) .........................            5,411              126            3,948               48
 Net change in unrealized appreciation
  (depreciation) ..................................           85,475           15,375           20,289            4,456
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           92,121           15,400           24,273            4,459
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          533,050          131,950          299,404           68,210
 Transfers between subaccounts, net ...............           10,693           15,273           (3,575)              63
 Transfers for contract benefits and
  terminations ....................................         (124,509)          (9,542)         (55,199)          (4,479)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          419,234          137,681          240,630           63,794
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          511,355          153,081          264,903           68,253

Net assets beginning of period ....................          153,081               --           68,253               --
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      664,436   $      153,081   $      333,156   $       68,253
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           43,573           12,946           27,717            6,398
 Units redeemed during the period .................          (11,476)            (897)          (6,890)            (427)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           32,097           12,049           20,827            5,971
                                                      ==============   ==============   ==============   ==============

                                                                PBHG Mid-Cap                      PBHG Select
                                                                 Portfolio                      Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       (5,772)  $       (3,266)  $       12,397   $        9,736
 Net realized gain (loss) .........................           65,543           (4,002)          (3,839)          (4,913)
 Net change in unrealized appreciation
  (depreciation) ..................................          242,595          307,614           12,650           72,951
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          302,366          300,346           21,208           77,774
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          713,480          672,318          271,431          271,862
 Transfers between subaccounts, net ...............          (23,214)          48,777            3,689           20,161
 Transfers for contract benefits and
  terminations ....................................         (393,829)        (201,317)        (100,375)         (63,076)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          296,437          519,778          174,745          228,947
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          598,803          820,124          195,953          306,721

Net assets beginning of period ....................        1,411,266          591,142          548,746          242,025
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    2,010,069   $    1,411,266   $      744,699   $      548,746
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           67,043           77,453           31,214           36,629
 Units redeemed during the period .................          (42,766)         (24,652)         (12,331)          (8,661)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           24,277           52,801           18,883           27,968
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   PIMCO                             PIMCO
                                                                Global Bond                       Real Return
                                                            Portfolio (Unhedged)                   Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       26,909   $       20,951   $      100,567   $      168,075
 Net realized gain (loss) .........................          163,749           62,909          573,694          263,963
 Net change in unrealized appreciation
  (depreciation) ..................................            4,813           69,529          266,286          136,167
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          195,471          153,389          940,547          568,205
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          825,220        1,080,923        3,377,919        6,119,383
 Transfers between subaccounts, net ...............            4,345         (164,249)       1,936,027          388,548
 Transfers for contract benefits and
  terminations ....................................         (367,207)        (314,530)      (1,121,465)        (751,648)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          462,358          602,144        4,192,481        5,756,283
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          657,829          755,533        5,133,028        6,324,488

Net assets beginning of period ....................        1,480,154          724,621        9,378,336        3,053,848
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    2,137,983   $    1,480,154   $   14,511,364   $    9,378,336
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           76,504          126,293          559,285          638,468
 Units redeemed during the period .................          (42,425)         (77,955)        (234,329)        (140,669)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           34,079           48,338          324,956          497,799
                                                      ==============   ==============   ==============   ==============

                                                                   PIMCO                         T. Rowe Price
                                                              StocksPLUS Growth                  Equity Income
                                                            and Income Portfolio                   Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       37,213   $       27,803   $      728,538   $      696,592
 Net realized gain (loss) .........................           16,438          (12,181)       2,232,827         (284,558)
 Net change in unrealized appreciation
  (depreciation) ..................................          222,031          353,511        3,581,119        9,724,812
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          275,682          369,133        6,542,484       10,136,846
                                                      --------------   --------------   --------------   --------------
Contract transactions:

 Payments received from contract owners ...........        1,214,902        1,015,685        2,361,863        5,699,671
 Transfers between subaccounts, net ...............           (8,119)         127,487        1,668,805        1,220,863
 Transfers for contract benefits and
  terminations ....................................         (484,196)        (224,761)      (8,446,424)      (2,145,416)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          722,587          918,411       (4,415,756)       4,775,118
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          998,269        1,287,544        2,126,728       14,911,964

Net assets beginning of period ....................        2,048,378          760,834       48,300,675       33,388,711
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    3,046,647   $    2,048,378   $   50,427,403   $   48,300,675
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          115,699          127,208          421,204          703,505
 Units redeemed during the period .................          (50,624)         (30,296)        (756,097)        (218,728)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           65,075           96,912         (334,893)         484,777
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               T. Rowe Price                     T. Rowe Price
                                                               International                     Limited-Term
                                                               Stock Portfolio                   Bond Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004            2003              2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       71,945   $       37,387   $       67,934   $       48,808
 Net realized gain (loss) .........................           42,661          (63,660)          (3,775)          13,089
 Net change in unrealized appreciation
  (depreciation) ..................................          633,026          814,482          (42,671)         (10,370)
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          747,632          788,209           21,488           51,527
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,558,114        1,476,121          582,642          824,590
 Transfers between subaccounts, net ...............          964,474          384,184        1,612,615           16,027
 Transfers for contract benefits and
  terminations ....................................         (500,348)        (344,186)        (231,449)        (294,464)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,022,240        1,516,119        1,963,808          546,153
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        2,769,872        2,304,328        1,985,296          597,680

Net assets beginning of period ....................        4,205,729        1,901,401        1,581,846          984,166
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    6,975,601   $    4,205,729   $    3,567,142   $    1,581,846
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          289,924          232,616          193,284          101,589
 Units redeemed during the period .................          (88,960)         (52,662)         (44,746)         (59,180)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          200,964          179,954          148,538           42,409
                                                      ==============   ==============   ==============   ==============

                                                               T. Rowe Price                    T. Rowe Price
                                                                New America                   Personal Strategy
                                                              Growth Portfolio                Balanced Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          351   $            0   $       35,447   $       26,335
 Net realized gain (loss) .........................           41,839          (50,947)         101,237           14,305
 Net change in unrealized appreciation
  (depreciation) ..................................           19,724          184,693           82,651          227,510
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           61,914          133,746          219,335          268,150
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........           69,019           69,392          331,659          296,735
 Transfers between subaccounts, net ...............           59,290           63,513          165,318           94,039
 Transfers for contract benefits and
  terminations ....................................         (168,715)        (162,896)        (126,539)        (288,337)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          (40,406)         (29,991)         370,438          102,437
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............           21,508          103,755          589,773          370,587

Net assets beginning of period ....................          543,826          440,071        1,460,156        1,089,569
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      565,334   $      543,826   $    2,049,929   $    1,460,156
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           22,400           20,498           60,329           59,018
 Units redeemed during the period .................          (25,909)         (25,738)         (33,613)         (51,503)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           (3,509)          (5,240)          26,716            7,515
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               T. Rowe Price                      UIF Equity
                                                          Prime Reserve Portfolio              Growth Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       82,913   $       28,992   $          326   $            0
 Net realized gain (loss) .........................               --               --           25,584            6,165
 Net change in unrealized appreciation
  (depreciation) ..................................               --               --          (10,826)          34,332
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           82,913           28,992           15,084           40,497
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        5,313,414          929,942           43,905           70,937
 Transfers between subaccounts, net ...............          671,190        2,102,202           19,296          (30,173)
 Transfers for contract benefits and
  terminations ....................................         (768,018)        (735,861)         (27,158)         (55,734)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        5,216,586        2,296,283           36,043          (14,970)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        5,299,499        2,325,275           51,127           25,527

Net assets beginning of period ....................        4,585,911        2,260,636          188,118          162,591
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    9,885,410   $    4,585,911   $      239,245   $      188,118
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          841,690          428,489           33,277           23,250
 Units redeemed during the period .................         (399,280)        (232,460)         (28,599)         (25,320)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          442,410          196,029            4,678           (2,070)
                                                      ==============   ==============   ==============   ==============

                                                                UIF Emerging                      UIF Emerging
                                                          Markets Equity Portfolio          Markets Debt Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $        1,255   $         (701)  $       26,917   $            0
 Net realized gain (loss) .........................           24,711             (662)          26,225           10,727
 Net change in unrealized appreciation
  (depreciation) ..................................           56,728           96,568          (15,032)          38,035
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................           82,694           95,205           38,110           48,762
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          144,972          141,062           52,966           26,863
 Transfers between subaccounts, net ...............           12,544           26,087          116,881           33,335
 Transfers for contract benefits and
  terminations ....................................          (84,551)         (47,946)         (12,091)         (23,528)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           72,965          119,203          157,756           36,670
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          155,659          214,408          195,866           85,432

Net assets beginning of period ....................          322,262          107,854          230,010          144,578
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      477,921   $      322,262   $      425,876   $      230,010
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           15,612           17,511           17,007            7,887
 Units redeemed during the period .................          (10,540)          (5,283)          (5,106)          (4,464)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            5,072           12,228           11,901            3,423
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            UIF Core Plus Fixed                UIF Global Value
                                                              Income Portfolio                 Equity Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $      237,313   $        3,634   $        5,569   $         (550)
 Net realized gain (loss) .........................          134,268           68,233            6,704            2,292
 Net change in unrealized appreciation
  (depreciation) ..................................         (108,646)         201,117          100,463           54,566
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          262,935          272,984          112,736           56,308
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          708,308          179,114          154,934          123,933
 Transfers between subaccounts, net ...............          187,223          136,924          714,762           34,827
 Transfers for contract benefits and
  terminations ....................................         (839,444)        (298,908)         (80,185)         (36,686)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................           56,087           17,130          789,511          122,074
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          319,022          290,114          902,247          178,382

Net assets beginning of period ....................        6,186,564        5,896,450          269,791           91,409
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    6,505,586   $    6,186,564   $    1,172,038   $      269,791
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           95,289           26,267           93,107           21,536
 Units redeemed during the period .................          (91,869)         (25,054)         (18,746)          (7,718)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....            3,420            1,213           74,361           13,818
                                                      ==============   ==============   ==============   ==============

                                                      UIF U.S. Real Estate Portfolio          UIF Value Portfolio
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $       66,308   $       (3,075)  $       24,261   $            0
 Net realized gain (loss) .........................          197,708          (12,923)         255,973           28,583
 Net change in unrealized appreciation
  (depreciation) ..................................        1,307,559          537,782          148,894          148,547
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................        1,571,575          521,784          429,128          177,130
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........        1,287,893          788,258        1,835,479          130,007
 Transfers between subaccounts, net ...............        1,955,422          280,957          (23,737)         296,651
 Transfers for contract benefits and
  terminations ....................................         (563,618)        (248,165)         (92,518)         (43,231)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................        2,679,697          821,050        1,719,224          383,427
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............        4,251,272        1,342,834        2,148,352          560,557

Net assets beginning of period ....................        2,558,354        1,215,520          820,452          259,895
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $    6,809,626   $    2,558,354   $    2,968,804   $      820,452
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................          243,049          118,462          195,931           73,184
 Units redeemed during the period .................          (52,290)         (51,333)         (63,833)         (36,488)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....          190,759           67,129          132,098           36,696
                                                      ==============   ==============   ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                              Van Eck Worldwide                Van Eck WorldWide
                                                              Hard Assets Fund                     Bond Fund
                                                      -------------------------------   -------------------------------
                                                           2004             2003             2004             2003
                                                      --------------   --------------   --------------   --------------
From operations:
 Net investment income (loss) .....................   $          374   $          766   $        9,984   $        2,048
 Net realized gain (loss) .........................           13,171           14,149            3,895           10,399
 Net change in unrealized appreciation
  (depreciation) ..................................          120,912            1,744           18,188            8,447
                                                      --------------   --------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          134,457           16,659           32,067           20,894
                                                      --------------   --------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          148,746           31,218           97,862           13,842
 Transfers between subaccounts, net ...............          395,813           15,421          291,367           28,021
 Transfers for contract benefits and
  terminations ....................................          (15,857)        (134,137)         (10,482)         (45,129)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          528,702          (87,498)         378,747           (3,266)
                                                      --------------   --------------   --------------   --------------
Net increase (decrease) in net assets .............          663,159          (70,839)         410,814           17,628

Net assets beginning of period ....................           88,612          159,451          117,390           99,762
                                                      --------------   --------------   --------------   --------------
Net assets end of period ..........................   $      751,771   $       88,612   $      528,204   $      117,390
                                                      ==============   ==============   ==============   ==============
 Units issued during the period ...................           48,439           11,008           29,794            7,363
 Units redeemed during the period .................          (11,613)         (21,159)          (4,045)          (7,397)
                                                      --------------   --------------   --------------   --------------
 Net units issued (redeemed) during the period ....           36,826          (10,151)          25,749              (34)
                                                      ==============   ==============   ==============   ==============

                                                             Van Eck WorldWide
                                                           Emerging Markets Fund
                                                      -------------------------------
                                                           2004             2003
                                                      --------------   --------------
From operations:
 Net investment income (loss) .....................   $        2,165   $           96
 Net realized gain (loss) .........................           26,370           29,839
 Net change in unrealized appreciation
  (depreciation) ..................................          119,282           10,397
                                                      --------------   --------------
 Net increase (decrease) in net assets from
  operations ......................................          147,817           40,332
                                                      --------------   --------------
Contract transactions:
 Payments received from contract owners ...........          361,968           23,126
 Transfers between subaccounts, net ...............          128,188           72,097
 Transfers for contract benefits and
  terminations ....................................          (23,883)         (47,367)
                                                      --------------   --------------
Net increase (decrease) from contract
 transactions .....................................          466,273           47,856
                                                      --------------   --------------
Net increase (decrease) in net assets .............          614,090           88,188

Net assets beginning of period ....................          157,638           69,450
                                                      --------------   --------------
Net assets end of period ..........................   $      771,728   $      157,638
                                                      ==============   ==============
 Units issued during the period ...................           96,385           62,795
 Units redeemed during the period .................          (39,017)         (56,426)
                                                      --------------   --------------
 Net units issued (redeemed) during the period ....           57,368            6,369
                                                      ==============   ==============

----------
(a) Commenced operations on July 7, 2003
(b) Commenced operations on July 2, 2003
(c) Commenced operations on August 12, 2003
(d) Commenced operations on June 23, 2003
(e) Commenced operations on June 27, 2003

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004, The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America) merged with AXA Financial, Inc. ("AXA Financial"), and AIMA Acquisition Co. ("AIMA"), upon which MONY Group became a wholly-owned subsidiary of AXA Financial (the "Merger").

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal
   Life), and Survivorship Variable Universal Life, collectively, the "Variable Life Insurance Policies". These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are seventy-nine MONY America Life subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the AIM Variable Insurance Funds, Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Universal Institutional Funds, or Van Eck Worldwide Insurance Trust (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund, Inc. (the "Fund") and the Enterprise Accumulation Trust ("Enterprise"). Effective July 9, 2004 the Fund and Enterprise merged into EQAT. The Fund and Enterprise were affiliated with MONY America.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Basic Value Fund                                  o EQ/MONY Diversified Portfolio(4)
   o AIM V.I. Financial Services Fund(1)                        o EQ/MONY Equity Growth Portfolio(4)
   o AIM V.I. Health Sciences Fund(2)                           o EQ/MONY Equity Income Portfolio(4)
   o AIM V.I. Mid Cap Core Equity Fund                          o EQ/MONY Government Securities Portfolio(4)
   o AIM V.I. Technology Fund(3)                                o EQ/MONY Intermediate Term Bond Portfolio(4)
   o Alger American Balanced Portfolio                          o EQ/MONY Long Term Bond Portfolio(4)
   o Alger American MidCap Growth Portfolio                     o EQ/MONY Money Market Portfolio(4)
   o Dreyfus VIF Appreciation Portfolio                         o Fidelity VIP Growth Portfolio
   o Dreyfus VIF International Value Portfolio                  o Fidelity VIP Asset ManagerSM Portfolio
   o Dreyfus VIF Small Company Stock Portfolio                  o Fidelity VIP Contrafund(R) Portfolio
   o Dreyfus Socially Responsible Growth Fund                   o Fidelity VIP Growth Opportunities Portfolio
   o Dreyfus Stock Index Fund                                   o Fidelity VIP Growth and Income Portfolio
   o Dreyfus IP Small Cap Stock Index Portfolio(4)              o Franklin Income Securities Fund
   o EQ/Enterprise Capital Appreciation Portfolio(4)            o Franklin Rising Dividends Securities Fund
   o EQ/Enterprise Equity Portfolio(4)                          o Franklin Zero Coupon Fund 2010
   o EQ/Enterprise Equity Income Portfolio(4)                   o Janus Aspen Series Mid Cap Growth Portfolio
   o EQ/Enterprise Global Socially Responsive Portfolio(4)      o Janus Aspen Series Balanced Portfolio
   o EQ/Enterprise Growth and Income Portfolio(4)               o Janus Aspen Series Capital Appreciation Portfolio
   o EQ/Enterprise Growth Portfolio(4)                          o Janus Aspen Series Flexible Income Portfolio
   o EQ/Enterprise High-Yield Bond Portfolio(4)                 o Janus Aspen Series International Growth Portfolio
   o EQ/Enterprise International Growth Portfolio(4)            o Janus Aspen Series Mid Cap Value Portfolio
   o EQ/Enterprise Managed Portfolio(4)                         o Janus Aspen Series WorldWide Growth Portfolio
   o EQ/Enterprise Multi-Cap Growth Portfolio(4)                o Lord Abbett Bond-Debenture Portfolio
   o EQ/Enterprise Short Duration Bond Portfolio(4)             o Lord Abbett Growth and Income Portfolio
   o EQ/Enterprise Small Company Growth Portfolio(4)            o Lord Abbett Mid-Cap Value Portfolio
   o EQ/Enterprise Small Company Value Portfolio(4)             o MFS(R) Mid Cap Growth Series
   o EQ/Enterprise Total Return Portfolio(4)                    o MFS(R) New Discovery Series

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

1. Organization and Business (Concluded)

   o MFS(R) Total Return Series                                 o T. Rowe Price Personal Strategy Balanced Portfolio
   o MFS(R) Utilities Series                                    o T. Rowe Price Prime Reserve Portfolio
   o Oppenheimer Global Securities Fund/VA                      o UIF Equity Growth Portfolio
   o Oppenheimer Main Street(R) Fund/VA                         o UIF Emerging Markets Equity Portfolio
   o PBHG Mid-Cap Portfolio                                     o UIF Emerging Markets Debt Portfolio
   o PBHG Select Value Portfolio                                o UIF Core Plus Fixed Income Portfolio
   o PIMCO Global Bond Portfolio (Unhedged)                     o UIF Global Value Equity Portfolio
   o PIMCO Real Return Portfolio                                o UIF U.S. Real Estate Portfolio
   o PIMCO StocksPLUS Growth and Income Portfolio               o UIF Value Portfolio
   o T. Rowe Price Equity Income Portfolio                      o Van Eck Hard Worldwide Assets Fund
   o T. Rowe Price International Stock Portfolio                o Van Eck WorldWide Bond Fund
   o T. Rowe Price Limited-Term Bond Portfolio                  o Van Eck WorldWide Emerging Markets Fund
   o T. Rowe Price New America Growth Portfolio

----------
   (1) Formerly known as INVESCO VIF Financial Services Portfolio.
   (2) Formerly known as INVESCO VIF Health Sciences Portfolio.
   (3) Formerly known as INVESCO VIF Telecommunications Portfolio.
   (4) Name changed to EQ/.

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial statements for the years ended December 31, 2004 and 2003 are presented for each portfolio of the Funds rather than each Variable Life Insurance Policy as if the subaccounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Insurance Policies.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

   Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2004 aggregated $104,198,945.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0% to 0.75% of average daily net assets of each of the MONY America Life subaccounts. Prior to the merger of the Fund and EQAT, MONY America acted as investment adviser to the Fund, and received amounts paid by the Fund for those services.

   Boston Advisors serves as an investment advisor for the EQ/Enterprise and EQ/MONY Portfolios in EQAT: EQ/Enterprise Equity Income Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/MONY Diversified Portfolio, EQ/MONY Equity Growth Portfolio, EQ/MONY Equity Income Portfolio, EQ/Government Securities Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio. Boston Advisors is an indirectly wholly owned subsidiary of AXA Financial (parent to MONY).

   During the year ended December 31, 2004, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life Policies and the Variable Account. Effective on or about June 6, 2005 AXA Advisors, LLC ("AXA Advisors"), AXA Distributors, LLC ("Distributors") and MONY Securities will serve as distributors and principal underwriters of the Variable Life Policies and the Variable Account. They are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, acts as investment manager of EQAT and receives management fees for services performed in its capacity as investment manager of EQAT. As investment manager it either oversees the activities of the investment advisors to the Portfolios of EQAT or directly manages the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.30% to a high of 1.00% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition AXA Advisors, Distributors and MONY Securities, affiliates of AXA Equitable, also receive distribution fees under rule 12 b-1 from the Portfolio for providing distribution and shareholder support services to the Portfolios.

   Enterprise Capital Management, Inc. a wholly-owned subsidiary of MONY prior to the merger and an indirectly wholly-owned subsidiary of AXA Equitable and AXA Financial, Inc. post merger, acted as investment adviser to the portfolios of Enterprise, and it received amounts paid by Enterprise for those services.

   MONY and MONY America received administrative fees directly from certain Funds for maintaining and servicing policyholder's accounts. During the year ended December 31, 2004, MONY America received $468,395 in aggregate from certain Funds in connection with MONY America Life subaccounts.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2004 were as follows:

                                                                                             Proceeds from
        MONY America Variable Account L Subaccounts:            Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Basic Value Fund ..................................   $          313,295          $       93,431
AIM V.I. Financial Services Fund ...........................              145,647                  96,452
AIM V.I. Health Services Fund ..............................              259,599                 113,538
AIM V.I. Mid Cap Core Equity Fund ..........................              156,711                  33,800
AIM V.I. Technology Fund ...................................              110,611                  83,973
Alger American Balanced Portfolio ..........................            2,122,839                 783,615
Alger American MidCap Growth Portfolio .....................            7,988,089               2,433,189
Dreyfus VIF Appreciation Portfolio .........................              938,811               1,275,953
Dreyfus VIF International Value Portfolio ..................            4,336,787               2,471,803
DreyfusVIF Small Company Stock Portfolio ...................            1,763,762                 667,780
Dreyfus Socially Responsible Growth Fund ...................              505,866                 405,149
Dreyfus Stock Index Fund ...................................           13,212,027               8,976,870
Dreyfus IP Small Cap Stock Index Portfolio .................            1,082,833               1,374,630
EQ\Enterprise Capital Appreciation Portfolio ...............            2,480,911               2,039,009
EQ\Enterprise Equity Portfolio .............................           13,153,300              12,154,840
EQ\Enterprise Equity Income Potfolio .......................            3,179,595               1,273,961
EQ\Enterprise Global Socially Responsive Portfolio .........              105,638                  38,792
EQ\Enterprise Growth and Income Portfolio ..................            4,724,033               3,784,045
EQ\Enterprise Growth Portfolio .............................           13,876,831              11,496,312
EQ\Enterprise High-Yield Bond Portfolio ....................            8,860,950               5,992,896
EQ\Enterprise International Growth Portfolio ...............            3,034,340               3,073,213
EQ\Enterprise Managed Portfolio ............................           18,699,300              19,273,954
EQ\Enterprise Multi-Cap Growth Portfolio ...................            3,069,195               2,519,327
EQ\Enterprise Short Duration Bond Portfolio ................              123,231                  20,592
EQ\Enterprise Small Company Growth Portfolio ...............            4,670,503               3,736,879
EQ\Enterprise Small Company Value Portfolio ................           18,512,393              13,904,226
EQ\Enterprise Total Return Portfolio .......................           10,151,546               5,740,707
EQ\MONY Diversified Portfolio ..............................               80,375                  96,309
EQ\MONY Equity Growth Portfolio ............................               44,112                 120,763
EQ\MONY Equity Income Portfolio ............................              104,274                  50,276
EQ\MONY Government Securities ..............................           10,049,149               8,235,017
EQ\MONY Intermediate Term Bond Portfolio ...................            4,517,740               3,604,424
EQ\MONY Long Term Bond Portfolio ...........................            6,342,137               5,220,876
EQ\MONY Money Market Portfolio .............................           31,350,564              30,168,007
Fidelity VIP Growth Portfolio ..............................            5,134,172               4,893,439
Fidelity VIP Asset ManagerSM Portfolio .....................            1,418,379               2,083,906
Fidelity VIP ContraFund(R) Portfolio .......................           12,885,081              13,763,949
Fidelity VIP Growth Opportunities Portfolio ................            1,122,553                 798,196
Fidelity VIP Growth and Income Portfolio ...................            1,391,107               2,494,630
Franklin Income Securities Fund ............................              325,512                  57,129
Franklin Rising Dividends Securities Fund ..................              255,669                  64,430
Franklin Zero Coupon Fund 2010 .............................               39,549                  10,204
Janus Aspen Series Mid Cap Growth Portfolio ................            4,656,384               3,741,095
Janus Aspen Series Balanced Portfolio ......................            1,817,618               1,362,796
Janus Aspen Series Capital Appreciation Portfolio ..........            3,230,117               3,289,002
Janus Aspen Series Flexible Income Portfolio ...............            2,224,564               1,973,133
Janus Aspen Series International Growth Portfolio ..........            2,833,339               1,822,460
Janus Aspen Series Mid Cap Value Portfolio .................              553,795               1,160,994
Janus Aspen Series WorldWide Growth Portfolio ..............            4,776,936               4,289,032
Lord Abbett Bond-Debenture Portfolio .......................              560,569                 203,321

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

4. Investment Transactions (Concluded)

                                                                                             Proceeds from
        MONY America Variable Account L Subaccounts:            Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
Lord Abbett Growth and Income Portfolio ....................   $        2,333,262          $      871,720
Lord Abbett Mid-Cap Value Portfolio ........................            8,036,592               2,837,736
MFS(R) Mid-Cap Growth Series ...............................              417,976                 191,952
MFS(R) New Discovery Series ................................            2,142,420                 844,505
MFS(R) Total Return Series .................................            3,113,404               1,135,895
MFS(R) Utilities Series ....................................              404,631                 148,939
Oppenheimer Global Securities Fund/VA ......................              571,823                 151,353
Oppenheimer Main Street(R) Fund/VA .........................              321,957                  81,291
PBHG Mid-Cap Portfolio .....................................              844,786                 525,824
PBHG Select Value Portfolio ................................              303,670                 116,529
PIMCO Global Bond Portfolio (Unhedged) .....................            1,199,315                 581,986
PIMCO Real Return Portfolio ................................            7,702,044               2,965,519
PIMCO StocksPLUS Growth and Income Portfolio ...............            1,334,496                 574,696
T. Rowe Price Equity Income Portfolio ......................            7,590,039              10,195,875
T. Rowe Price International Stock Portfolio ................            2,962,292                 868,107
T. Rowe Price Limited-Term Bond Portfolio ..................            2,620,944                 589,203
T. Rowe Price New America Growth Portfolio .................              223,221                 263,275
T. Rowe Price Personal Strategy Balanced Portfolio .........              882,104                 468,044
T. Rowe Price Prime Reserve Portfolio ......................           10,019,423               4,719,924
UIF Equity Growth Portfolio ................................              244,155                 207,786
UIF Emerging Markets Equity Portfolio ......................              217,289                 143,069
UIF Emerging Markets Debt Portfolio ........................              265,124                  67,872
UIF Core Plus Fixed Income Portfolio .......................            1,575,963               1,268,275
UIF Global Value Equity Portfolio ..........................              999,165                 204,086
UIF U.S. Real Estate Portfolio .............................            3,596,495                 763,993
UIF Value Portfolio ........................................            2,696,582                 876,236
Van Eck Worldwide Hard Assets Fund .........................              696,665                 167,590
Van Eck WorldWide Bond Fund ................................              446,086                  57,356
Van Eck WorldWide Emerging Markets Fund ....................              804,554                 336,117

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------
 February 28, 2003       Removed Portfolio          Surviving Portfolio
-----------------------------------------------------------------------
                         EQ/Enterprise Balanced     EQ/Enterprise
                         Portfolio                  Growth Portfolio
-----------------------------------------------------------------------
Shares -- Class B                       263,497              277,221
Value -- Class B                  $   1,064,529      $     1,064,529
Net Assets before                 $   1,064,529      $    24,406,145
Net Assets after                             --      $    25,470,674
-----------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

5. Substitutions/Reorganizations (Concluded)

---------------------------------------------------------------------------
 February 28, 2003    Removed Portfolio         Surviving Portfolio
---------------------------------------------------------------------------
                     EQ/Enterprise Emerging     EQ/Enterprise International
                       Countries Portfolio           Growth Portfolio
---------------------------------------------------------------------------
Shares -- Class B               43,288                     104,781
Value -- Class B          $    336,348              $      336,348
Net Assets before         $    336,348              $    9,566,644
Net Assets after                    --              $    9,902,992
---------------------------------------------------------------------------
                      EQ/Enterprise Mid-Cap            EQ/Enterprise
                        Growth Portfolio             Managed Portfolio
---------------------------------------------------------------------------
Shares -- Class B              114,126                      39,393
Value -- Class B          $    587,747              $      587,747
Net Assets before         $    587,747              $   75,527,710
Net Assets after                    --              $   76,115,457
---------------------------------------------------------------------------
                     Removed Portfolio          Surviving Portfolio
---------------------------------------------------------------------------
                     EQ/Enterprise WorldWide    EQ/Enterprise International
                        Growth Portfolio             Growth Portfolio
---------------------------------------------------------------------------
Shares -- Class B               20,457                      40,340
Value -- Class B          $    129,490              $      129,490
Net Assets before         $    129,490              $    9,902,992
Net Assets after                    --              $   10,032,482
---------------------------------------------------------------------------

   Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Effective for the year ended December 31, 2003, the Variable Account adopted the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies, which requires the disclosure of ranges for certain financial highlights information. The tables for 2004 and 2003 are presented based upon which Variable Life Insurance Policies funded by the Variable Account have the lowest and highest expense ratio for each period. The presentation of the range of expense ratios for financial highlights disclosure purposes has changed for the year ended December 31, 2004. For the year ended December 31, 2003, the range of expense ratios was presented for those product designs within each subaccount that had units outstanding during the year. For the year ended December 31, 2004 the range of expense ratios has been presented across all product designs offered within each subaccount. Therefore, the expense ratios disclosed in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount. The ranges for the total return ratio and unit value correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2004
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund ............................               25,703      $         12.71      $           327
AIM V.I. Financial Services Fund .....................               22,484       12.15 to 12.21                  275
AIM V.I. Health Services Fund ........................               48,255       11.09 to 11.70                  540
AIM V.I. Mid Cap Core Equity Fund ....................               12,018                12.79                  154
AIM V.I. Technology Fund .............................               11,137        8.82 to 11.45                  100
Alger American Balanced Portfolio ....................              234,698       11.20 to 11.68                2,691
Alger American MidCap Growth Portfolio ...............              795,608       12.22 to 13.25               10,450
Dreyfus VIF Appreciation Portfolio ...................              156,178                14.08                2,199
Dreyfus VIF International Value Portfolio ............            1,088,330                13.05               14,205
Dreyfus VIF Small Company Stock Portfolio ............              210,630                14.69                3,093
Dreyfus Socially Responsible Growth Fund .............              203,340         7.86 to 7.92                1,461
Dreyfus Stock Index Fund .............................            5,287,785        8.46 to 14.16               65,313
Dreyfus IP Small Cap Stock Index Portfolio ...........              535,123       13.87 to 14.34                7,437
EQ/Enterprise Capital Appreciation Portfolio .........              874,195        9.13 to 14.57               10,959
EQ/Enterprise Equity Portfolio .......................            3,655,546       12.98 to 22.82               62,403
EQ/Enterprise Equity Income Portfolio ................              640,936       11.25 to 13.04                8,021
EQ/Enterprise Global Socially Responsive Portfolio ...               19,303                12.47                  241
EQ/Enterprise Growth and Income Portfolio ............            1,719,600        9.03 to 11.51               18,615
EQ/Enterprise Growth Portfolio .......................            5,380,978         7.53 to 7.76               48,368
EQ/Enterprise High-Yield Bond Portfolio ..............              908,434       15.98 to 20.19               15,317
EQ/Enterprise International Growth Portfolio .........            1,215,729        9.84 to 14.42               14,930
EQ/Enterprise Managed Portfolio ......................            5,509,579       11.48 to 21.20               98,455
EQ/Enterprise Multi-Cap Growth Portfolio .............            1,350,997        8.29 to 10.11               10,029
EQ/Enterprise Short Duration Bond Portfolio ..........               11,608                10.14                  118
EQ/Enterprise Small Company Growth Portfolio .........            1,115,750       10.42 to 11.14               15,085
EQ/Enterprise Small Company Value Portfolio ..........            2,843,564       24.92 to 38.22               77,649
EQ/Enterprise Total Return Portfolio .................            2,719,913       11.62 to 11.64               31,671
EQ/MONY Diversified Portfolio ........................               19,642                61.42                1,207
EQ/MONY Equity Growth Portfolio ......................               11,569                81.01                  937
EQ/MONY Equity Income Portfolio ......................                7,607                82.18                  625
EQ/MONY Government Securities Portfolio ..............            1,092,052       13.70 to 15.41               14,401
EQ/MONY Intermediate Term Bond Portfolio .............              881,866       14.37 to 16.39               12,739
EQ/MONY Long Term Bond Portfolio .....................            1,003,294       16.11 to 20.81               15,886
EQ/MONY Money Market Portfolio .......................            3,703,110       12.78 to 13.55               46,131
Fidelity VIP Growth Portfolio ........................            2,471,765         6.49 to 8.24               19,365
Fidelity VIP Asset ManagerSM Portfolio ...............              423,053                10.65                4,506
Fidelity VIP Contrafund(R) Portfolio .................            1,993,257       10.76 to 11.69               23,289
Fidelity VIP Growth Opportunities Portfolio ..........              266,994         7.71 to 9.70                2,116
Fidelity VIP Growth and Income Portfolio .............              926,910                 9.63                8,922
Franklin Income Securities Fund ......................               28,819                12.77                  368
Franklin Rising Dividends Securities Fund ............               19,473                12.55                  244
Franklin Zero Coupon Fund 2010 .......................                3,856                10.66                   41
Janus Aspen Series Mid Cap Growth Portfolio ..........            2,014,622         5.47 to 9.03               12,850
Janus Aspen Series Balanced Portfolio ................              618,943       11.01 to 11.28                6,949
Janus Aspen Series Capital Appreciation Portfolio ....            1,556,906         7.45 to 7.64               13,575
Janus Aspen Series Flexible Income Portfolio .........              472,696       11.89 to 14.00                6,496
Janus Aspen Series International Growth Portfolio ....              430,237        9.37 to 12.67                4,517
Janus Aspen Series Mid Cap Value Portfolio ...........              158,728                11.80                1,873
Janus Aspen Series Worldwide Growth Portfolio ........            2,478,108         5.85 to 7.29               17,958
Lord Abbett Bond-Debenture Portfolio .................               68,512                13.57                  929
Lord Abbett Growth and Income Portfolio ..............              339,967                12.47                4,222
Lord Abbett Mid-Cap Value Portfolio ..................            1,267,995       12.93 to 13.59               17,307
MFS(R) Mid-Cap Growth Series .........................               95,199                10.14                  965
MFS(R) New Discovery Series ..........................              186,643       10.52 to 11.36                2,085
MFS(R) Total Return Series ...........................              370,807       12.09 to 12.19                4,545

                                                                      For the period ended December 31, 2004
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund ............................                 0.00%                0.35%               10.71%
AIM V.I. Financial Services Fund .....................                 0.84         0.00 to 0.35         8.34 to 8.68
AIM V.I. Health Services Fund ........................                 0.00         0.00 to 0.35         7.15 to 7.54
AIM V.I. Mid Cap Core Equity Fund ....................                 0.28                 0.35                13.39
AIM V.I. Technology Fund .............................                 0.00         0.00 to 0.35         6.65 to 7.01
Alger American Balanced Portfolio ....................                 1.50         0.00 to 0.35         4.19 to 4.57
Alger American MidCap Growth Portfolio ...............                 0.00         0.00 to 0.35       12.63 to 13.05
Dreyfus VIF Appreciation Portfolio ...................                 1.48                 0.00                 5.07
Dreyfus VIF International Value Portfolio ............                 1.15                 0.00                20.06
Dreyfus VIF Small Company Stock Portfolio ............                 0.00                 0.00                18.56
Dreyfus Socially Responsible Growth Fund .............                 0.42         0.00 to 0.75         5.46 to 6.22
Dreyfus Stock Index Fund .............................                 1.84         0.00 to 0.75        9.87 to 10.63
Dreyfus IP Small Cap Stock Index Portfolio ...........                 0.42         0.00 to 0.35       21.42 to 21.88
EQ/Enterprise Capital Appreciation Portfolio .........                 0.00         0.35 to 0.75       13.00 to 13.39
EQ/Enterprise Equity Portfolio .......................                 0.00         0.00 to 0.75       12.69 to 13.46
EQ/Enterprise Equity Income Portfolio ................                 2.64         0.35 to 0.75       16.94 to 17.48
EQ/Enterprise Global Socially Responsive Portfolio ...                 0.90                 0.35                12.44
EQ/Enterprise Growth and Income Portfolio ............                 1.74         0.35 to 0.75       12.45 to 12.95
EQ/Enterprise Growth Portfolio .......................                 0.42         0.00 to 0.75         3.29 to 4.02
EQ/Enterprise High-Yield Bond Portfolio ..............                12.01         0.00 to 0.75         8.90 to 9.68
EQ/Enterprise International Growth Portfolio .........                 1.18         0.00 to 0.75         4.49 to 5.24
EQ/Enterprise Managed Portfolio ......................                 2.86         0.00 to 0.75         7.72 to 8.61
EQ/Enterprise Multi-Cap Growth Portfolio .............                 0.00         0.35 to 0.75         6.69 to 7.10
EQ/Enterprise Short Duration Bond Portfolio ..........                 3.49                 0.35                 1.30
EQ/Enterprise Small Company Growth Portfolio .........                 0.00         0.00 to 0.75       11.56 to 12.53
EQ/Enterprise Small Company Value Portfolio ..........                 0.02         0.00 to 0.75       20.00 to 20.91
EQ/Enterprise Total Return Portfolio .................                 2.16         0.00 to 0.35         4.40 to 4.77
EQ/MONY Diversified Portfolio ........................                 0.23                 0.60                16.97
EQ/MONY Equity Growth Portfolio ......................                 0.46                 0.60                17.27
EQ/MONY Equity Income Portfolio ......................                 3.50                 0.60                19.14
EQ/MONY Government Securities Portfolio ..............                 6.00         0.00 to 0.75         0.59 to 1.33
EQ/MONY Intermediate Term Bond Portfolio .............                 9.75         0.00 to 0.75         0.86 to 1.63
EQ/MONY Long Term Bond Portfolio .....................                10.57         0.00 to 0.75         7.16 to 7.90
EQ/MONY Money Market Portfolio .......................                 0.95         0.00 to 0.75         0.15 to 0.95
Fidelity VIP Growth Portfolio ........................                 0.21         0.00 to 0.75         2.53 to 3.39
Fidelity VIP Asset ManagerSM Portfolio ...............                 3.39                 0.00                 5.45
Fidelity VIP Contrafund(R) Portfolio .................                 0.42         0.00 to 0.75       14.47 to 15.51
Fidelity VIP Growth Opportunities Portfolio ..........                 0.44         0.00 to 0.75         6.24 to 7.23
Fidelity VIP Growth and Income Portfolio .............                 0.94                 0.00                 5.82
Franklin Income Securities Fund ......................                 3.02                 0.35                13.41
Franklin Rising Dividends Securities Fund ............                 0.60                 0.35                10.67
Franklin Zero Coupon Fund 2010 .......................                 4.30                 0.35                 4.10
Janus Aspen Series Mid Cap Growth Portfolio ..........                 0.00         0.00 to 0.75       19.76 to 20.75
Janus Aspen Series Balanced Portfolio ................                 2.36         0.35 to 0.75         7.73 to 8.15
Janus Aspen Series Capital Appreciation Portfolio ....                 0.24         0.00 to 0.75       17.32 to 18.27
Janus Aspen Series Flexible Income Portfolio .........                 5.98         0.00 to 0.35         3.30 to 3.93
Janus Aspen Series International Growth Portfolio ....                 0.95         0.00 to 0.35       18.30 to 18.91
Janus Aspen Series Mid Cap Value Portfolio ...........                 2.85                 0.00                17.76
Janus Aspen Series Worldwide Growth Portfolio ........                 1.03         0.00 to 0.75         3.91 to 4.74
Lord Abbett Bond-Debenture Portfolio .................                 6.09                 0.35                 7.44
Lord Abbett Growth and Income Portfolio ..............                 1.05                 0.35                12.34
Lord Abbett Mid-Cap Value Portfolio ..................                 0.34         0.00 to 0.35       23.61 to 24.00
MFS(R) Mid-Cap Growth Series .........................                 0.00                 0.35                14.19
MFS(R) New Discovery Series ..........................                 0.00         0.00 to 0.35         6.16 to 6.57
MFS(R) Total Return Series ...........................                 1.56         0.00 to 0.35       10.92 to 11.32

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2004
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
MFS(R) Utilities Series ..............................               42,638      $14.67 to 16.15      $           660
Oppenheimer Global Securities Fund/VA ................               44,146                15.05                  664
Oppenheimer Main Street(R) Fund/VA ...................               26,798                12.43                  333
PBHG Mid-Cap Portfolio ...............................              144,472                13.94                2,010
PBHG Select Value Portfolio ..........................               77,134                 9.66                  745
PIMCO Global Bond Portfolio (Unhedged) ...............              144,303                15.10                2,138
PIMCO Real Return Portfolio ..........................            1,093,720       13.04 to 13.16               14,511
PIMCO StocksPLUS Growth and Income Portfolio .........              252,393                12.27                3,047
T. Rowe Price Equity Income Portfolio ................            3,324,758                15.17               50,427
T. Rowe Price International Stock Portfolio ..........              639,953                10.90                6,976
T. Rowe Price Limited-Term Bond Portfolio ............              269,254                13.25                3,567
T. Rowe Price New America Growth Portfolio ...........               52,660                10.74                  565
T. Rowe Price Personal Strategy Balanced Portfolio ...              135,955                15.08                2,050
T. Rowe Price Prime Reserve Portfolio ................              831,624                11.89                9,885
UIF Equity Growth Portfolio ..........................               30,654                 7.80                  239
UIF Emerging Markets Equity Portfolio ................               29,486                16.23                  478
UIF Emerging Markets Debt Portfolio ..................               29,344                14.51                  426
UIF Core Plus Fixed Income Portfolio .................              455,247                14.29                6,506
UIF Global Value Equity Portfolio ....................               99,064       11.58 to 12.34                1,172
UIF U.S. Real Estate Portfolio .......................              388,638       16.87 to 17.15                6,810
UIF Value Portfolio ..................................              195,886                15.16                2,969
Van Eck Worldwide Hard Assets Fund ...................               43,129                17.43                  752
Van Eck WorldWide Bond Fund ..........................               33,995                15.54                  528
Van Eck WorldWide Emerging Markets Fund ..............               77,227                 9.99                  772

                                                                      For the period ended December 31, 2004
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
MFS(R) Utilities Series ..............................                 1.23         0.00 to 0.35       29.71 to 30.24
Oppenheimer Global Securities Fund/VA ................                 0.68                 0.35                18.50
Oppenheimer Main Street(R) Fund/VA ...................                 0.37                 0.35                 8.75
PBHG Mid-Cap Portfolio ...............................                 0.00                 0.35                18.44
PBHG Select Value Portfolio ..........................                 2.33                 0.35                 2.44
PIMCO Global Bond Portfolio (Unhedged) ...............                 1.87                 0.35                10.22
PIMCO Real Return Portfolio ..........................                 1.03         0.00 to 0.35         8.49 to 8.85
PIMCO StocksPLUS Growth and Income Portfolio .........                 1.83                 0.35                10.43
T. Rowe Price Equity Income Portfolio ................                 1.59                 0.00                14.92
T. Rowe Price International Stock Portfolio ..........                 1.41                 0.00                13.78
T. Rowe Price Limited-Term Bond Portfolio ............                 3.23                 0.00                 1.15
T. Rowe Price New America Growth Portfolio ...........                 0.06                 0.00                10.95
T. Rowe Price Personal Strategy Balanced Portfolio ...                 2.11                 0.00                12.79
T. Rowe Price Prime Reserve Portfolio ................                 0.91                 0.00                 0.93
UIF Equity Growth Portfolio ..........................                 0.16                 0.00                 7.73
UIF Emerging Markets Equity Portfolio ................                 0.68                 0.35                22.68
UIF Emerging Markets Debt Portfolio ..................                 7.44                 0.00                10.01
UIF Core Plus Fixed Income Portfolio .................                 3.66                 0.00                 4.38
UIF Global Value Equity Portfolio ....................                 0.80         0.00 to 0.35       13.21 to 13.53
UIF U.S. Real Estate Portfolio .......................                 1.67         0.00 to 0.35       35.94 to 36.44
UIF Value Portfolio ..................................                 0.98                 0.00                17.88
Van Eck Worldwide Hard Assets Fund ...................                 0.07                 0.00                23.97
Van Eck WorldWide Bond Fund ..........................                 3.30                 0.00                 9.13
Van Eck WorldWide Emerging Markets Fund ..............                 0.35                 0.00                25.82

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2004 or from the commencement of operations of the Subaccount.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2003
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund--Series I (2) ..............                6,699      $         11.48      $            77
AIM V.I. Financial Services Portfolio ................               18,331       11.18 to 11.63                  207
AIM V.I. Health Sciences Portfolio ...................               34,790       10.35 to 10.48                  360
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......                2,230                11.28                   25
AIM V.I. Telecommunications Portfolio ................                8,071                 8.27                   67
Alger American Balanced Portfolio--Class O ...........              117,113       10.81 to 11.17                1,281
Alger American Mid Cap Growth Portfolio--Class O .....              335,882       11.66 to 11.72                3,891
Dreyfus VIF Appreciation Portfolio--Initial Class ....              184,652                13.40                2,475
Dreyfus VIF International Value Portfolio--Initial
Class ................................................              952,275                10.87               10,356
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................              137,572                12.39                1,705
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................              188,914         7.40 to 7.51                1,281
Dreyfus Stock Index Portfolio--Initial Class .........            5,001,432        7.70 to 12.80               56,019
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................              578,422                11.38                6,585
EQ/Enterprise Balanced Portfolio (1) .................                    0         8.49 to 8.70                    0
EQ/Enterprise Capital Appreciation Portfolio .........              830,138        8.08 to 11.84                9,187
EQ/Enterprise Equity Portfolio .......................            3,471,131       11.44 to 20.25               53,938
EQ/Enterprise Emerging Countries Portfolio (1) .......                    0         7.73 to 7.59                    0
EQ/Enterprise Equity Income Portfolio ................              483,918        9.62 to 10.58                5,196
EQ/Enterprise Global Socially Responsive Portfolio ...               14,144                11.09                  157
EQ/Enterprise Growth & Income Portfolio ..............            1,650,380         8.03 to 9.63               15,792
EQ/Enterprise Growth Portfolio .......................            5,141,422         7.29 to 7.46               44,320
EQ/Enterprise High-Yield Portfolio ...................              824,954       14.57 to 18.54               12,821
EQ/Enterprise International Growth Portfolio .........            1,217,982        9.35 to 13.80               14,420
EQ/Enterprise Managed Portfolio ......................            5,582,384       10.57 to 19.68               93,884
EQ/Enterprise Mid-Cap Growth Portfolio (1) ...........                    0         5.07 to 5.18                    0
EQ/Enterprise Multi-Cap Growth Portfolio .............            1,280,944         6.37 to 7.77                8,789
EQ/Enterprise Short Duration Bond Portfolio (2) ......                1,631                10.01                   16
EQ/Enterprise Small Company Growth Portfolio .........            1,028,975         9.34 to 9.90               12,486
EQ/Enterprise Small Company Value Portfolio ..........            2,626,059       20.61 to 31.85               61,739
EQ/Enterprise Total Return Portfolio .................            2,465,907       11.11 to 11.23               27,407
EQ/Enterprise WorldWide Growth Portfolio (1) .........                    0         6.24 to 6.29                    0
EQ/MONY Diversified Portfolio ........................               20,255                52.51                1,064
EQ/MONY Equity Growth Portfolio ......................               12,647                69.08                  874
EQ/MONY Equity Income Portfolio ......................                7,830                68.98                  540
EQ/MONY Government Securities Portfolio ..............            1,017,068       13.52 to 15.32               13,325
EQ/MONY Intermediate Term Bond Portfolio .............              905,065       14.14 to 16.25               12,885
EQ/MONY Long Term Bond Portfolio .....................            1,050,699       14.93 to 19.42               15,597
EQ/MONY Money Market Portfolio .......................            3,628,304       12.66 to 13.53               44,949
Fidelity VIP Growth Portfolio ........................            2,446,972         6.33 to 7.97               18,576
Fidelity VIP II Asset Manager Portfolio--Initial Class              501,397                10.10                5,064
Fidelity VIP II ContraFund Portfolio .................            2,072,043        9.40 to 10.12               21,055
Fidelity VIP III Growth Opportunities Portfolio ......              226,164         7.17 to 9.13                1,660
Fidelity VIP III Growth & Income Portfolio ...........            1,055,112                 9.10                9,600
Franklin Income Securities Fund--Class 2 (2) .........                6,209                11.26                   70
Franklin Rising Dividends Securities Fund--Class 2 (2)                3,284                11.34                   37
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........                1,165                10.24                   12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................            1,846,474         4.53 to 7.54                9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................              587,636       10.22 to 10.24                6,102
Janus Aspen Series Capital Appreciation Portfolio ....            1,583,967        6.35 to 10.68               11,566
Janus Aspen Series Flexible Income
Portfolio ............................................              482,552       11.50 to 13.47                6,422

                                                                      For the period ended December 31, 2003
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
AIM V.I. Basic Value Fund--Series I (2) ..............                 0.16(^)%            0.35(^)%             14.80%
AIM V.I. Financial Services Portfolio ................                 0.72         0.00 to 0.35       29.08 to 29.55
AIM V.I. Health Sciences Portfolio ...................                 0.00                 0.35       27.31 to 27.34
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......                 0.00                 0.35(^)             12.80
AIM V.I. Telecommunications Portfolio ................                 0.00                 0.35                33.82
Alger American Balanced Portfolio--Class O ...........                 2.05         0.00 to 0.35       18.66 to 19.08
Alger American Mid Cap Growth Portfolio--Class O .....                 0.00         0.00 to 0.35       47.41 to 47.79
Dreyfus VIF Appreciation Portfolio--Initial Class ....                 1.39                 0.00                21.16
Dreyfus VIF International Value Portfolio--Initial
Class ................................................                 1.28                 0.00                36.22
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................                 0.12                 0.00                42.91
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................                 0.13         0.00 to 0.75       24.96 to 26.06
Dreyfus Stock Index Portfolio--Initial Class .........                 1.50         0.00 to 0.75       27.27 to 28.39
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................                 0.22                 0.00                37.77
EQ/Enterprise Balanced Portfolio (1) .................                17.17(^)   0.35(^) to 0.75(^)   (2.25) to (2.19)
EQ/Enterprise Capital Appreciation Portfolio .........                 0.00         0.35 to 0.75       32.03 to 32.59
EQ/Enterprise Equity Portfolio .......................                 0.00          0.0 to 0.75       51.80 to 52.94
EQ/Enterprise Emerging Countries Portfolio (1) .......                 0.00      0.35(^) to 0.75(^)   (1.90) to (1.81)
EQ/Enterprise Equity Income Portfolio ................                 1.52         0.35 to 0.75       25.75 to 26.25
EQ/Enterprise Global Socially Responsive Portfolio ...                 0.41                 0.35                26.31
EQ/Enterprise Growth & Income Portfolio ..............                 1.05         0.35 to 0.75       26.66 to 27.04
EQ/Enterprise Growth Portfolio .......................                 0.44          0.0 to 0.75       16.27 to 17.11
EQ/Enterprise High-Yield Portfolio ...................                 2.52         0.00 to 0.75       21.73 to 22.64
EQ/Enterprise International Growth Portfolio .........                 0.50         0.00 to 0.75       29.94 to 30.95
EQ/Enterprise Managed Portfolio ......................                 1.18         0.00 to 0.75       20.00 to 20.94
EQ/Enterprise Mid-Cap Growth Portfolio (1) ...........                 0.00      0.35(^) to 0.75(^)   (2.87) to (2.81)
EQ/Enterprise Multi-Cap Growth Portfolio .............                 0.00         0.35 to 0.75       33.51 to 33.82
EQ/Enterprise Short Duration Bond Portfolio (2) ......                 5.27(^)              0.35(^)              0.10
EQ/Enterprise Small Company Growth Portfolio .........                 0.00         0.00 to 0.75       22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ..........                 0.11         0.00 to 0.75       36.40 to 37.40
EQ/Enterprise Total Return Portfolio .................                 2.58         0.00 to 0.35         5.35 to 5.61
EQ/Enterprise WorldWide Growth Portfolio (1) .........                 0.00      0.35(^) to 0.75(^)   (5.88) to (5.84)
EQ/MONY Diversified Portfolio ........................                 1.10                 0.60                29.08
EQ/MONY Equity Growth Portfolio ......................                 0.36                 0.60                30.83
EQ/MONY Equity Income Portfolio ......................                 1.89                 0.60                26.96
EQ/MONY Government Securities Portfolio ..............                 2.86         0.00 to 0.75         0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .............                 4.75         0.00 to 0.75         2.52 to 3.29
EQ/MONY Long Term Bond Portfolio .....................                 5.94         0.00 to 0.75         4.02 to 4.85
EQ/MONY Money Market Portfolio .......................                 0.90         0.00 to 0.75         0.15 to 0.88
Fidelity VIP Growth Portfolio ........................                  .20         0.00 to 0.75       31.88 to 32.83
Fidelity VIP II Asset Manager Portfolio--Initial Class                 3.47                 0.00                17.99
Fidelity VIP II ContraFund Portfolio .................                  .38         0.00 to 0.75       27.37 to 28.43
Fidelity VIP III Growth Opportunities Portfolio ......                  .59         0.00 to 0.75       28.59 to 29.78
Fidelity VIP III Growth & Income Portfolio ...........                 1.13                 0.00                23.81
Franklin Income Securities Fund--Class 2 (2) .........                 0.00                 0.35(^)             12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)                 0.00                 0.35(^)             13.40
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........                 0.00                 0.35(^)              2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................                 0.00         0.00 to 0.75       34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................                 2.31         0.35 to 0.75       13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ....                  .48         0.00 to 0.75       19.59 to 20.52
Janus Aspen Series Flexible Income
Portfolio ............................................                 3.86         0.00 to 0.35         5.89 to 6.40

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2003
                                                            ---------------------------------------------------------
                                                                                    Unit Value
                                                                 Units              Lowest to            Net Assets
                                                              Outstanding            Highest              (0000's)
                                                            ---------------      ---------------      ---------------
Janus Aspen Series International Growth
Portfolio ............................................              329,721      $ 7.88 to 10.74      $         2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................              221,896                10.02                2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................            2,439,132         5.63 to 6.96               16,866
Lord Abbett Bond-Debenture Portfolio--Class VC .......               44,844       12.11 to 12.63                  566
Lord Abbett Growth & Income Portfolio--Class VC ......              216,248       10.45 to 11.11                2,391
Lord Abbett Mid-Cap Value Portfolio--Class VC ........              849,049       10.96 to 11.68                9,358
MFS Mid-Cap Growth Portfolio--Initial Class ..........               70,482         8.82 to 8.88                  626
MFS New Discovery Portfolio--Initial Class ...........               68,220        9.93 to 10.66                  701
MFS Total Return Portfolio--Initial Class ............              199,135       10.95 to 11.15                2,203
MFS Utilities Portfolio--Initial Class ...............               23,364       11.80 to 12.40                  279
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................               12,049                12.70                  153
Oppenheimer Main Street Portfolio--Service
Class (6) ............................................                5,971                11.43                   68
PBHG Mid-Cap Portfolio ...............................              120,195       11.26 to 11.77                1,411
PBHG Select Value Portfolio ..........................               58,250         9.16 to 9.43                  549
PIMCO Global Bond Portfolio--Administrative
Class ................................................              110,224       12.48 to 13.70                1,480
PIMCO Real Return Portfolio--Administrative Class ....              768,764       12.09 to 12.59                9,378
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .................................              187,318       10.93 to 11.11                2,048
T. Rowe Price Equity Income Portfolio ................            3,659,651                13.20               48,301
T. Rowe Price International Stock Portfolio ..........              438,989                 9.58                4,206
T. Rowe Price Limited Term Bond Portfolio ............              120,716                13.10                1,582
T. Rowe Price New America Growth Portfolio ...........               56,169                 9.68                  544
T. Rowe Price Personal Strategy Balanced Portfolio ...              109,239                13.37                1,460
T. Rowe Price Prime Reserve Portfolio ................              389,214                11.78                4,586
UIF Equity Growth Portfolio--Class I .................               25,976                 7.24                  188
UIF Emerging Markets Equity Portfolio--Class I .......               24,414       12.45 to 13.23                  322
UIF Emerging Markets Debt Portfolio--Class I .........               17,443                13.19                  230
UIF Core Plus Fixed Income Portfolio--Class I ........              451,827                13.69                6,187
UIF Global Value Equity Portfolio--Class I ...........               24,703       10.20 to 10.90                  270
UIF U.S. Real Estate Portfolio-- Class I .............              197,879       12.57 to 13.65                2,558
UIF Value Portfolio--Class I .........................               63,788                12.86                  820
Van Eck Hard Assets Fund .............................                6,303                14.06                   89
Van Eck WorldWide Bond Fund ..........................                8,246                14.24                  117
Van Eck WorldWide Emerging Markets Fund ..............               19,859                 7.94                  158

                                                                      For the period ended December 31, 2003
                                                            ---------------------------------------------------------
                                                               Investment        Expense Ratio**      Total Return***
                                                                 Income             Lowest to            Lowest to
                                                                 Ratio*              Highest              Highest
                                                            ---------------      ---------------      ---------------
Janus Aspen Series International Growth
Portfolio ............................................                 1.19%        0.00 to 0.35%     34.04 to 34.93%
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................                 0.13                 0.00                41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................                 1.11         0.00 to 0.75       23.19 to 24.06
Lord Abbett Bond-Debenture Portfolio--Class VC .......                 5.97                 0.35       17.57 to 17.60
Lord Abbett Growth & Income Portfolio--Class VC ......                 1.03                 0.35       30.55 to 30.63
Lord Abbett Mid-Cap Value Portfolio--Class VC ........                 0.68         0.00 to 0.35       24.39 to 24.83
MFS Mid-Cap Growth Portfolio--Initial Class ..........                 0.00                 0.35       36.41 to 36.53
MFS New Discovery Portfolio--Initial Class ...........                 0.00         0.00 to 0.35       33.11 to 33.58
MFS Total Return Portfolio--Initial Class ............                 1.75         0.00 to 0.35       15.90 to 16.37
MFS Utilities Portfolio--Initial Class ...............                 1.59         0.00 to 0.35       35.48 to 35.82
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................                 0.00                 0.35(^)             27.00
Oppenheimer Main Street Portfolio--Service
Class (6) ............................................                 0.00                 0.35(^)             14.30
PBHG Mid-Cap Portfolio ...............................                 0.00                 0.35       33.89 to 33.90
PBHG Select Value Portfolio ..........................                 3.03                 0.35       17.88 to 17.89
PIMCO Global Bond Portfolio--Administrative
Class ................................................                 2.05                 0.35       13.97 to 13.98
PIMCO Real Return Portfolio--Administrative Class ....                 2.46         0.00 to 0.35         8.53 to 8.92
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .................................                 2.48                 0.35       29.94 to 29.96
T. Rowe Price Equity Income Portfolio ................                 1.75                 0.00                25.48
T. Rowe Price International Stock Portfolio ..........                 1.53                 0.00                30.52
T. Rowe Price Limited Term Bond Portfolio ............                 3.76                 0.00                 4.22
T. Rowe Price New America Growth Portfolio ...........                 0.00                 0.00                35.01
T. Rowe Price Personal Strategy Balanced Portfolio ...                 2.26                 0.00                24.84
T. Rowe Price Prime Reserve Portfolio ................                 0.66                 0.00                 0.68
UIF Equity Growth Portfolio--Class I .................                 0.00                 0.00                24.83
UIF Emerging Markets Equity Portfolio--Class I .......                 0.00                 0.35       49.10 to 49.15
UIF Emerging Markets Debt Portfolio--Class I .........                 0.00                 0.00                27.93
UIF Core Plus Fixed Income Portfolio--Class I ........                 0.06                 0.00                 4.58
UIF Global Value Equity Portfolio--Class I ...........                 0.00         0.00 to 0.35       28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I .............                 0.00         0.00 to 0.35       37.05 to 37.53
UIF Value Portfolio--Class I .........................                 0.00                 0.00                34.10
Van Eck Hard Assets Fund .............................                 0.94                 0.00                45.10
Van Eck WorldWide Bond Fund ..........................                 1.70                 0.00                18.17
Van Eck WorldWide Emerging Markets Fund ..............                 0.11                 0.00                54.17

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   (^)  Annualized.

   (1) For the period January 1, 2003 through February 28, 2003 (termination of subaccount).

   (2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

   (3) For the period July 2, 2003 (commencement of operations) through December 31, 2003.

   (4) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

   (5) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

   (6) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................               12,901      $         52.80      $           681
EQ/MONY Equity Income Subaccount .....................                8,433                54.33                  458
EQ/MONY Intermediate Term Bond Subaccount ............                4,272                31.57                  135
EQ/MONY Long Term Bond Subaccount ....................                1,535                42.42                   65
EQ/MONY Diversified Subaccount .......................               20,949                40.68                  852
EQ/MONY Money Market Subaccount ......................                2,188                21.54                   47

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................              405,627      $          6.05      $         2,452
Dreyfus Socially Responsible Growth
Subaccount ...........................................                7,289                 6.01                   44
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................            1,891,577                13.34               25,234
EQ/Enterprise Small Company Value
Subaccount ...........................................            1,208,111                23.35               28,203
EQ/Enterprise Managed Subaccount .....................            4,135,667                16.40               67,799
EQ/Enterprise International Growth
Subaccount ...........................................              699,800                10.62                7,431
EQ/Enterprise High Yield Bond Subaccount .............              327,973                15.23                4,997
EQ/Enterprise Growth Subaccount ......................              443,237                 6.27                2,781
EQ/Enterprise Growth and Income Subaccount ...........              325,532                 6.34                2,064
EQ/Enterprise Capital Appreciation Subaccount ........              258,817                 6.12                1,585
EQ/Enterprise Balanced Subaccount ....................                7,501                 8.90                   67
EQ/Enterprise Equity Income Subaccount ...............               36,583                 7.65                  280
EQ/Enterprise Multi-Cap Growth Subaccount ............               14,595                 5.82                   85
EQ/Enterprise Small Company Growth
Subaccount ...........................................               59,047                 7.64                  451
EQ/Enterprise Mid-Cap Growth Subaccount ..............               42,738                 5.33                  228
EQ/Enterprise Worldwide Growth Subaccount ............                3,397                 6.63                   23
EQ/Enterprise Emerging Countries Subaccount ..........               26,947                 7.73                  208
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               94,178                15.85                1,493
EQ/MONY Long Term Bond Subaccount ....................              144,221                18.67                2,693
EQ/MONY Government Securities Subaccount .............              153,243                15.17                2,325
EQ/MONY Money Market Subaccount ......................              307,517                13.51                4,154
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................              259,734                 7.38                1,916
VIP Growth Subaccount ................................              371,491                 4.80                1,785
VIP III Growth Opportunities Subaccount ..............               16,051                 7.10                  114
Janus Aspen Series
Aggressive Growth Subaccount .........................               23,481                 5.62                  132
Balanced Subaccount ..................................               42,762                 9.03                  386
Capital Appreciation Subaccount ......................              512,348                 5.31                2,720
Worldwide Growth Subaccount ..........................              597,638                 4.57                2,732

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................                 0.65%                0.60%              (23.13)%
EQ/MONY Equity Income Subaccount .....................                 1.92                 0.60               (15.65)
EQ/MONY Intermediate Term Bond Subaccount ............                 3.95                 0.60                 8.71
EQ/MONY Long Term Bond Subaccount ....................                 4.56                 0.60                13.36
EQ/MONY Diversified Subaccount .......................                 2.08                 0.60               (16.88)
EQ/MONY Money Market Subaccount ......................                 1.49                 0.60                 0.89

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.32%                0.75%              (22.93)
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.27                 0.75               (29.46)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.75               (29.97)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.36                 0.75                (9.92)
EQ/Enterprise Managed Subaccount .....................                 0.93                 0.75               (21.76)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.66                 0.75               (20.09)
EQ/Enterprise High Yield Bond Subaccount .............                 8.67                 0.75                 0.73
EQ/Enterprise Growth Subaccount ......................                 0.40                 0.75               (23.91)
EQ/Enterprise Growth and Income Subaccount ...........                 1.19                 0.75               (26.54)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.00                 0.75               (17.52)
EQ/Enterprise Balanced Subaccount ....................                 2.48                 0.75               (11.53)
EQ/Enterprise Equity Income Subaccount ...............                 1.48                 0.75               (15.47)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.75               (35.12)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.75               (24.58)
EQ/Enterprise Mid-Cap Growth Subaccount ..............                 0.00                 0.75               (31.58)
EQ/Enterprise Worldwide Growth Subaccount ............                 0.00                 0.75               (25.25)
EQ/Enterprise Emerging Countries Subaccount ..........                 0.21                 0.75               (17.33)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 2.92                 0.75                 8.49
EQ/MONY Long Term Bond Subaccount ....................                 4.24                 0.75                13.22
EQ/MONY Government Securities Subaccount .............                 2.57                 0.75                 5.79
EQ/MONY Money Market Subaccount ......................                 1.48                 0.75                 0.75
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................                 0.68                 0.75               (10.11)
VIP Growth Subaccount ................................                 0.14                 0.75               (30.84)
VIP III Growth Opportunities Subaccount ..............                 0.09                 0.75               (22.49)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.75               (28.50)
Balanced Subaccount ..................................                 3.12                 0.75                (7.10)
Capital Appreciation Subaccount ......................                 0.57                 0.75               (16.25)
Worldwide Growth Subaccount ..........................                 0.92                 0.75               (26.05)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................               13,267      $         68.69      $           911
EQ/MONY Equity Income Subaccount .....................                9,279                64.41                  598
EQ/MONY Intermediate Term Bond Subaccount ............                4,569                29.04                  133
EQ/MONY Long Term Bond Subaccount ....................                1,495                37.42                   56
EQ/MONY Diversified Subaccount .......................               21,555                48.94                1,055
EQ/MONY Money Market Subaccount ......................                2,507                21.35                   54

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................              437,449      $          7.85      $         3,433
Dreyfus Socially Responsible Growth
Subaccount (7) .......................................                4,617                 8.52                   39
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................            1,924,485                19.05               36,654
EQ/Enterprise Small Company Value
Subaccount ...........................................            1,233,590                25.92               31,971
EQ/Enterprise Managed Subaccount .....................            4,331,427                20.96               90,806
EQ/Enterprise International Growth
Subaccount ...........................................              697,861                13.29                9,272
EQ/Enterprise High Yield Bond Subaccount .............              301,483                15.12                4,558
EQ/Enterprise Growth Subaccount ......................              354,433                 8.24                2,920
EQ/Enterprise Growth and Income Subaccount ...........              292,641                 8.63                2,525
EQ/Enterprise Capital Appreciation Subaccount ........              235,606                 7.42                1,749
EQ/Enterprise Balanced Subaccount (1) ................                3,988                10.06                   40
EQ/Enterprise Equity Income Subaccount (2) ...........               10,033                 9.05                   91
EQ/Enterprise Multi-Cap Growth
Subaccount (3) .......................................               10,617                 8.97                   95
EQ/Enterprise Small Company Growth
Subaccount (4) .......................................               11,867                10.13                  120
EQ/Enterprise Mid-Cap Growth Subaccount (5) ..........               24,674                 7.79                  192
EQ/Enterprise Worldwide Growth
Subaccount (6) .......................................                2,244                 8.87                   20
EQ/Enterprise Emerging Countries
Subaccount (7) .......................................               22,654                 9.35                  212
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               52,904                14.61                  773
EQ/MONY Long Term Bond Subaccount ....................              129,500                16.49                2,136
EQ/MONY Government Securities Subaccount .............               84,169                14.34                1,207
EQ/MONY Money Market Subaccount ......................              262,179                13.41                3,515
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................              223,575                 8.21                1,835
VIP Growth Subaccount ................................              352,343                 6.94                2,444
VIP III Growth Opportunities Subaccount (5) ..........                1,294                 9.16                   12
Janus Aspen Series
Aggressive Growth Subaccount (8) .....................               18,896                 7.86                  148
Balanced Subaccount (9) ..............................               12,732                 9.72                  124
Capital Appreciation Subaccount ......................              554,001                 6.34                3,515
Worldwide Growth Subaccount ..........................              585,745                 6.18                3,623

                                                                      For the period ended December 31, 2001
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
Strategist Subaccounts

EQAT-MONY Funds
EQ/MONY Equity Growth Subaccount .....................                 0.00%                0.60%              (19.81)%
EQ/MONY Equity Income Subaccount .....................                 1.74                 0.60               (11.52)
EQ/MONY Intermediate Term Bond Subaccount ............                 5.40                 0.60                 7.88
EQ/MONY Long Term Bond Subaccount ....................                 5.21                 0.60                 5.68
EQ/MONY Diversified Subaccount .......................                 1.13                 0.60               (15.93)
EQ/MONY Money Market Subaccount ......................                 3.78                 0.60                 3.19

MONYEquity Master Subaccounts

Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.13%                0.75%              (12.87)%
Dreyfus Socially Responsible Growth
Subaccount (7) .......................................                 0.14(^)              0.75(^)            (14.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.75               (19.42)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.25                 0.75                 4.43
EQ/Enterprise Managed Subaccount .....................                 2.15                 0.75               (11.86)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.66                 0.75               (28.36)
EQ/Enterprise High Yield Bond Subaccount .............                 8.85                 0.75                 5.07
EQ/Enterprise Growth Subaccount ......................                 0.47                 0.75               (13.17)
EQ/Enterprise Growth and Income Subaccount ...........                 0.94                 0.75               (12.56)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.68                 0.75               (19.78)
EQ/Enterprise Balanced Subaccount (1) ................                 1.75(^)              0.75(^)             (0.60)
EQ/Enterprise Equity Income Subaccount (2) ...........                 2.13(^)              0.75(^)             (9.50)
EQ/Enterprise Multi-Cap Growth
Subaccount (3) .......................................                 0.00(^)              0.75(^)            (10.30)
EQ/Enterprise Small Company Growth
Subaccount (4) .......................................                 0.00(^)              0.75(^)              1.30
EQ/Enterprise Mid-Cap Growth Subaccount (5) ..........                 0.00(^)              0.75(^)            (22.10)
EQ/Enterprise Worldwide Growth
Subaccount (6) .......................................                 0.00(^)              0.75(^)            (11.30)
EQ/Enterprise Emerging Countries
Subaccount (7) .......................................                 0.00(^)              0.75(^)             (6.50)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 4.66                 0.75                 7.74
EQ/MONY Long Term Bond Subaccount ....................                 4.67                 0.75                 5.50
EQ/MONY Government Securities Subaccount .............                 4.27                 0.75                 5.75
EQ/MONY Money Market Subaccount ......................                 3.69                 0.75                 3.07
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount .........................                 0.69                 0.75               (13.03)
VIP Growth Subaccount ................................                 0.00                 0.75               (18.35)
VIP III Growth Opportunities Subaccount (5) ..........                 0.00(^)              0.75(^)             (8.40)
Janus Aspen Series
Aggressive Growth Subaccount (8) .....................                 0.00(^)              0.75(^)            (21.40)
Balanced Subaccount (9) ..............................                 4.61(^)              0.75(^)             (2.80)
Capital Appreciation Subaccount ......................                 1.28                 0.75               (22.40)
Worldwide Growth Subaccount ..........................                 0.50                 0.75               (23.13)

----------
    * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period May 7, 2001 (commencement of operations) through December 31, 2001.

   (2) For the period June 6, 2001 (commencement of operations) through December 31, 2001.

   (3) For the period May 2, 2001 (commencement of operations) through December 31, 2001.

   (4) For the period May 5, 2001 (commencement of operations) through December 31, 2001.

   (5) For the period June 12, 2001 (commencement of operations) through December 31, 2001.

   (6) For the period May 25, 2001 (commencement of operations) through December 31, 2001.

   (7) For the period June 8, 2001 (commencement of operations) through December 31, 2001.

   (8) For the period May 4, 2001 (commencement of operations) through December 31, 2001.

   (9) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Alger American Fund
MidCap Growth Subaccount (3) .........................                  892      $          7.91      $             7
Dreyfus
Dreyfus Stock Index Subaccount .......................              125,137                 6.55                  820
Dreyfus Socially Responsible Growth
Subaccount ...........................................                7,887                 5.15                   41
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              122,785                 6.21                  762
EQ/Enterprise Small Company Value
Subaccount ...........................................               87,482                11.85                1,037
EQ/Enterprise Managed Subaccount .....................              167,850                 7.67                1,288
EQ/Enterprise International Growth
Subaccount ...........................................               40,098                 6.57                  263
EQ/Enterprise High Yield Bond Subaccount .............               43,159                10.68                  461
EQ/Enterprise Growth Subaccount ......................              377,484                 7.64                2,883
EQ/Enterprise Growth and Income Subaccount ...........              153,750                 7.72                1,187
EQ/Enterprise Small Company Growth
Subaccount ...........................................               53,474                11.50                  615
EQ/Enterprise Equity Income Subaccount ...............               82,263                 8.47                  697
EQ/Enterprise Capital Appreciation Subaccount ........               65,144                 8.93                  582
EQ/Enterprise Multi-Cap Growth Subaccount ............              103,758                 4.76                  493
EQ/Enterprise Balanced Subaccount ....................               22,902                 8.68                  199
EQ/Enterprise Mid-Cap Growth Subaccount ..............                4,410                 6.24                   28
EQ/Enterprise World Wide Growth
Subaccount (1) .......................................                   77                 7.59                    0
EQ/Enterprise Emerging Countries
Subaccount (1) .......................................                  436                 8.27                    4
EQ/Enterprise Total Return Subaccount (2) ............                3,873                10.57                   41
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               30,069                12.78                  384
EQ/MONY Long Term Bond Subaccount ....................               36,149                13.09                  473
EQ/MONY Government Securities Subaccount .............               27,158                12.41                  337
EQ/MONY Money Market Subaccount ......................              102,684                11.56                1,187
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................               60,954                 5.63                  343
VIP II Contrafund Subaccount .........................               40,733                 7.77                  316
VIP III Growth Opportunities Subaccount ..............               10,220                 5.66                   58
Janus Aspen Series
Aggressive Growth Subaccount .........................               93,463                 3.40                  318
Balanced Subaccount ..................................               52,935                 9.01                  477
Capital Appreciation Subaccount ......................               56,385                 6.68                  376
Worldwide Growth Subaccount ..........................               88,956                 5.57                  495
Lord Abbett Series Fund
Growth and Income Subaccount (3) .....................                3,229                 8.51                   27
Mid-Cap Value Subaccount (4) .........................                5,072                 8.61                   44
PIMCO Variable Insurance Trust
Global Bond Subaccount (5) ...........................                1,421                10.95                   16
Real Return Bond Subaccount (3) ......................               14,071                11.08                  156
Universal Institutional Funds, Inc. ..................
U.S. Real Estate Subaccount (5) ......................                1,656                 9.06                   15

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Alger American Fund
MidCap Growth Subaccount (3) .........................                 0.00%                0.35%(^)           (20.90)%
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.42                 0.35               (22.67)
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.28                 0.35               (29.26)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (29.67)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.38                 0.35                (9.61)
EQ/Enterprise Managed Subaccount .....................                 0.97                 0.35               (21.49)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.69                 0.35               (19.78)
EQ/Enterprise High Yield Bond Subaccount .............                 8.67                 0.35                 1.14
EQ/Enterprise Growth Subaccount ......................                 0.41                 0.35               (23.52)
EQ/Enterprise Growth and Income Subaccount ...........                 1.17                 0.35               (26.27)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.35               (24.24)
EQ/Enterprise Equity Income Subaccount ...............                 1.20                 0.35               (15.13)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.00                 0.35               (17.16)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (34.79)
EQ/Enterprise Balanced Subaccount ....................                 2.10                 0.35               (11.16)
EQ/Enterprise Mid-Cap Growth Subaccount ..............                 0.00                 0.35               (31.20)
EQ/Enterprise World Wide Growth
Subaccount (1) .......................................                 0.00                 0.35 (^)           (24.10)
EQ/Enterprise Emerging Countries
Subaccount (1) .......................................                 0.30(^)              0.35 (^)           (17.30)
EQ/Enterprise Total Return Subaccount (2) ............                 3.31(^)              0.35 (^)             5.70
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 3.70                 0.35                  8.95
EQ/MONY Long Term Bond Subaccount ....................                 4.04                 0.35                 13.63
EQ/MONY Government Securities Subaccount .............                 2.95                 0.35                  6.25
EQ/MONY Money Market Subaccount ......................                 1.49                 0.35                  1.14
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.14                 0.35               (30.41)
VIP II Contrafund Subaccount .........................                 0.69                 0.35                (9.76)
VIP III Growth Opportunities Subaccount ..............                 0.85                 0.35               (22.15)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (28.27)
Balanced Subaccount ..................................                 2.62                 0.35                (6.73)
Capital Appreciation Subaccount ......................                 0.61                 0.35               (15.87)
Worldwide Growth Subaccount ..........................                 0.95                 0.35               (25.73)
Lord Abbett Series Fund
Growth and Income Subaccount (3) .....................                 1.43(^)              0.35 (^)           (14.90)
Mid-Cap Value Subaccount (4) .........................                 1.42(^)              0.35 (^)           (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount (5) ...........................                 2.65(^)              0.35 (^)             9.50
Real Return Bond Subaccount (3) ......................                 3.91(^)              0.35 (^)            10.80
Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (5) ......................                 8.73(^)              0.35 (^)            (9.40)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period January 7, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period June 28, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period June 3, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period June 24, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................               96,211      $          8.47      $           815
Dreyfus Socially Responsible Growth
Subaccount ...........................................                5,786                 7.28                   42
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................               85,310                 8.83                  753
EQ/Enterprise Small Company Value
Subaccount ...........................................               71,640                13.11                  939
EQ/Enterprise Managed Subaccount .....................              133,735                 9.77                1,307
EQ/Enterprise International Growth
Subaccount ...........................................               31,108                 8.19                  255
EQ/Enterprise High Yield Bond Subaccount .............               33,604                10.56                  355
EQ/Enterprise Growth Subaccount ......................              293,534                 9.99                2,932
EQ/Enterprise Growth and Income Subaccount ...........              132,155                10.47                1,383
EQ/Enterprise Small Company Growth
Subaccount ...........................................               46,743                15.18                  710
EQ/Enterprise Equity Income Subaccount ...............               74,868                 9.98                  747
EQ/Enterprise Capital Appreciation Subaccount ........               41,343                10.78                  446
EQ/Enterprise Multi-Cap Growth Subaccount ............               73,588                 7.30                  537
EQ/Enterprise Balanced Subaccount ....................               15,884                 9.77                  155
EQ/Enterprise Mid-Cap Growth Subaccount (1) ..........                4,146                 9.07                   38
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............               23,432                11.73                  275
EQ/MONY Long Term Bond Subaccount ....................               27,875                11.52                  321
EQ/MONY Government Securities Subaccount .............               19,126                11.68                  223
EQ/MONY Money Market Subaccount ......................               92,971                11.43                1,063
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................               55,001                 8.09                  445
VIP II Contrafund Subaccount .........................               38,388                 8.61                  330
VIP III Growth Opportunities Subaccount ..............                8,809                 7.27                   64
Janus Aspen Series
Aggressive Growth Subaccount .........................               68,394                 4.74                  324
Balanced Subaccount ..................................               39,425                 9.66                  381
Capital Appreciation Subaccount ......................               44,723                 7.94                  355
Worldwide Growth Subaccount ..........................               78,108                 7.50                  586

                                                                      For the period ended December 31, 2001
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Estate Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.28%                0.35%              (12.50)%
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.08                 0.35               (22.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (19.07)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.27                 0.35                 4.88
EQ/Enterprise Managed Subaccount .....................                 2.30                 0.35               (11.50)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.33                 0.35               (28.03)
EQ/Enterprise High Yield Bond Subaccount .............                 8.85                 0.35                 5.60
EQ/Enterprise Growth Subaccount ......................                 0.49                 0.35               (12.83)
EQ/Enterprise Growth and Income Subaccount ...........                 0.91                 0.35               (12.16)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 1.69                 0.35                (4.17)
EQ/Enterprise Equity Income Subaccount ...............                 1.07                 0.35               (11.05)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.68                 0.35               (19.43)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (17.23)
EQ/Enterprise Balanced Subaccount ....................                 1.59                 0.35                (4.22)
EQ/Enterprise Mid-Cap Growth Subaccount (1) ..........                 0.00 (^)             0.35 (^)            (9.30)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 4.28                 0.35                 8.11
EQ/MONY Long Term Bond Subaccount ....................                 4.45                 0.35                 5.98
EQ/MONY Government Securities Subaccount .............                 3.46                 0.35                 6.18
EQ/MONY Money Market Subaccount ......................                 3.61                 0.35                 3.44
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.00                 0.35               (18.03)
VIP II Contrafund Subaccount .........................                 0.36                 0.35               (12.68)
VIP III Growth Opportunities Subaccount ..............                 0.17                 0.35               (14.77)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (39.69)
Balanced Subaccount ..................................                 3.27                 0.35                (5.01)
Capital Appreciation Subaccount ......................                 1.41                 0.35               (22.00)
Worldwide Growth Subaccount ..........................                 0.65                 0.35               (22.76)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period July 20, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Alger American
MidCap Growth Subaccount (2) .........................               13,796      $          7.66      $           106
Dreyfus
Dreyfus Stock Index Subaccount .......................              970,710                 6.59                6,396
Dreyfus Socially Responsible Growth
Subaccount ...........................................              138,847                 5.35                  742
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................            1,107,623                 6.27                6,945
EQ/Enterprise Small Company Value
Subaccount ...........................................              828,456                12.55               10,397
EQ/Enterprise Managed Subaccount .....................            1,095,521                 7.78                8,520
EQ/Enterprise International Growth
Subaccount ...........................................              366,129                 6.99                2,560
EQ/Enterprise High Yield Bond Subaccount .............              255,620                10.74                2,744
EQ/Enterprise Growth Subaccount ......................            2,441,538                 7.85               19,169
EQ/Enterprise Growth and Income Subaccount ...........              929,986                 7.84                7,294
EQ/Enterprise Small Company Growth
Subaccount ...........................................              416,895                11.82                4,926
EQ/Enterprise Equity Income Subaccount ...............              255,927                 8.65                2,214
EQ/Enterprise Capital Appreciation Subaccount ........              433,997                 9.69                4,207
EQ/Enterprise Multi-Cap Growth Subaccount ............              993,482                 5.06                5,026
EQ/Enterprise Balanced Subaccount ....................               86,239                 8.69                  749
EQ/Enterprise Emerging Countries Subaccount ..........               16,326                 7.88                  129
EQ/Enterprise Worldwide Growth Subaccount ............               15,617                 6.68                  104
EQ/Enterprise Mid-Cap Growth Subaccount ..............               64,830                 5.22                  338
EQ/Enterprise Total Return Subaccount (1) ............               20,184                10.59                  214
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............              147,956                12.69                1,878
EQ/MONY Long Term Bond Subaccount ....................              272,785                12.73                3,472
EQ/MONY Government Securities Subaccount .............              241,339                12.37                2,984
EQ/MONY Money Market Subaccount ......................              650,363                11.58                7,531
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              599,095                 5.77                3,456
VIP II Contrafund Subaccount .........................              499,846                 8.35                4,175
VIP III Growth Opportunities Subaccount ..............              155,326                 5.55                  861
Janus Aspen Series
Aggressive Growth Subaccount .........................            1,147,470                 4.11                4,710
Balanced Subaccount ..................................              412,432                 9.17                3,784
Capital Appreciation Subaccount ......................              483,765                 7.05                3,409
Worldwide Growth Subaccount ..........................              774,371                 6.32                4,897
Lord Abbett Series Fund
Growth and Income Subaccount (2) .....................               19,938                 8.46                  169
Mid Cap Value Subaccount (3) .........................               32,852                 8.61                  283
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...........................               35,103                11.55                  405
Real Return Subaccount (1) ...........................               51,459                11.25                  579
Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ......................               22,105                 9.14                  202

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Alger American
MidCap Growth Subaccount (2) .........................                 0.00%(^)             0.35%(^)           (23.40)%
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.40                 0.35               (22.65)
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.24                 0.35               (29.14)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (29.63)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.39                 0.35                (9.58)
EQ/Enterprise Managed Subaccount .....................                 0.96                 0.35               (21.41)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.68                 0.35               (19.75)
EQ/Enterprise High Yield Bond Subaccount .............                 8.66                 0.35                 1.23
EQ/Enterprise Growth Subaccount ......................                 0.40                 0.35               (23.56)
EQ/Enterprise Growth and Income Subaccount ...........                 1.22                 0.35               (26.25)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.35               (24.23)
EQ/Enterprise Equity Income Subaccount ...............                 1.27                 0.35               (15.03)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.00                 0.35               (17.18)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (34.88)
EQ/Enterprise Balanced Subaccount ....................                 2.16                 0.35               (11.15)
EQ/Enterprise Emerging Countries Subaccount ..........                 0.21                 0.35               (16.97)
EQ/Enterprise Worldwide Growth Subaccount ............                 0.00                 0.35               (24.94)
EQ/Enterprise Mid-Cap Growth Subaccount ..............                 0.00                 0.35               (31.23)
EQ/Enterprise Total Return Subaccount (1) ............                 3.39 (^)             0.35 (^)             5.90
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 3.68                 0.35                 8.93
EQ/MONY Long Term Bond Subaccount ....................                 4.20                 0.35                13.66
EQ/MONY Government Securities Subaccount .............                 2.72                 0.35                 6.27
EQ/MONY Money Market Subaccount ......................                 1.49                 0.35                 1.14
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.13                 0.35               (30.40)
VIP II Contrafund Subaccount .........................                 0.64                 0.35                (9.73)
VIP III Growth Opportunities Subaccount ..............                 0.86                 0.35               (22.16)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (28.15)
Balanced Subaccount ..................................                 2.64                 0.35                (6.81)
Capital Appreciation Subaccount ......................                 0.59                 0.35               (15.97)
Worldwide Growth Subaccount ..........................                 0.99                 0.35               (25.82)
Lord Abbett Series Fund
Growth and Income Subaccount (2) .....................                 1.98 (^)             0.35 (^)           (15.40)
Mid Cap Value Subaccount (3) .........................                 1.77 (^)             0.35 (^)           (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...........................                 2.69 (^)             0.35 (^)            15.50
Real Return Subaccount (1) ...........................                 3.99 (^)             0.35 (^)            12.50
Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ......................                 9.10 (^)             0.35 (^)            (8.60)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

        of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period May 8, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period May 6, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................              726,355      $          8.52      $         6,187
Dreyfus Socially Responsible Growth
Subaccount ...........................................              110,913                 7.55                  837
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              887,133                 8.91                7,909
EQ/Enterprise Small Company Value
Subaccount ...........................................              641,682                13.88                8,905
EQ/Enterprise Managed Subaccount .....................              941,722                 9.90                9,327
EQ/Enterprise International Growth
Subaccount ...........................................              309,095                 8.71                2,693
EQ/Enterprise High Yield Bond Subaccount .............              206,143                10.61                2,188
EQ/Enterprise Growth Subaccount ......................            2,036,137                10.27               20,907
EQ/Enterprise Growth and Income Subaccount ...........              758,620                10.63                8,064
EQ/Enterprise Small Company Growth
Subaccount ...........................................              338,648                15.60                5,285
EQ/Enterprise Equity Income Subaccount ...............              208,347                10.18                2,122
EQ/Enterprise Capital Appreciation Subaccount ........              371,317                11.70                4,345
EQ/Enterprise Multi-Cap Growth Subaccount ............              818,793                 7.77                6,361
EQ/Enterprise Balanced Subaccount ....................               59,101                 9.78                  578
EQ/Enterprise Emerging Countries
Subaccount (2) .......................................               14,433                 9.49                  137
EQ/Enterprise Worldwide Growth
Subaccount (1) .......................................                8,149                 8.90                   73
EQ/Enterprise Mid-Cap Growth Subaccount (3) ..........               31,935                 7.59                  242
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............              119,810                11.65                1,396
EQ/MONY Long Term Bond Subaccount ....................              209,209                11.20                2,343
EQ/MONY Government Securities Subaccount .............              146,574                11.64                1,707
EQ/MONY Money Market Subaccount ......................              649,426                11.45                7,435
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              447,940                 8.29                3,715
VIP II Contrafund Subaccount .........................              389,954                 9.25                3,609
VIP III Growth Opportunities Subaccount ..............              132,217                 7.13                  942
Janus Aspen Series
Aggressive Growth Subaccount .........................              850,465                 5.72                4,862
Balanced Subaccount ..................................              308,589                 9.84                3,037
Capital Appreciation Subaccount ......................              414,025                 8.39                3,472
Worldwide Growth Subaccount ..........................              573,563                 8.52                4,886

                                                                      For the period ended December 31, 2001
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Custom Equity Master Subaccounts
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.23%                0.35%              (12.44)%
Dreyfus Socially Responsible Growth
Subaccount ...........................................                 0.08                 0.35               (22.88)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00                 0.35               (19.15)
EQ/Enterprise Small Company Value
Subaccount ...........................................                 0.27                 0.35                 4.91
EQ/Enterprise Managed Subaccount .....................                 2.25                 0.35               (11.53)
EQ/Enterprise International Growth
Subaccount ...........................................                 0.73                 0.35               (28.08)
EQ/Enterprise High Yield Bond Subaccount .............                 8.84                 0.35                 5.47
EQ/Enterprise Growth Subaccount ......................                 0.48                 0.35               (12.89)
EQ/Enterprise Growth and Income Subaccount ...........                 0.93                 0.35               (12.15)
EQ/Enterprise Small Company Growth
Subaccount ...........................................                 0.00                 0.35                (4.18)
EQ/Enterprise Equity Income Subaccount ...............                 1.15                 0.35               (11.09)
EQ/Enterprise Capital Appreciation Subaccount ........                 0.67                 0.35               (19.42)
EQ/Enterprise Multi-Cap Growth Subaccount ............                 0.00                 0.35               (17.25)
EQ/Enterprise Balanced Subaccount ....................                 1.85                 0.35                (4.21)
EQ/Enterprise Emerging Countries
Subaccount (2) .......................................                 0.00 (^)             0.35 (^)            (5.10)
EQ/Enterprise Worldwide Growth
Subaccount (1) .......................................                 0.00 (^)             0.35 (^)           (11.00)
EQ/Enterprise Mid-Cap Growth Subaccount (3) ..........                 0.00 (^)             0.35 (^)           (24.10)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............                 4.26                 0.35                 8.17
EQ/MONY Long Term Bond Subaccount ....................                 3.73                 0.35                 5.96
EQ/MONY Government Securities Subaccount .............                 3.44                 0.35                 6.20
EQ/MONY Money Market Subaccount ......................                 3.41                 0.35                 3.43
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.00                 0.35               (18.08)
VIP II Contrafund Subaccount .........................                 0.51                 0.35               (12.74)
VIP III Growth Opportunities Subaccount ..............                 0.19                 0.35               (14.71)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00                 0.35               (39.66)
Balanced Subaccount ..................................                 3.22                 0.35                (5.02)
Capital Appreciation Subaccount ......................                 1.38                 0.35               (21.95)
Worldwide Growth Subaccount ..........................                 0.58                 0.35               (22.76)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period May 3, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   (2) For the period May 24, 2001 (commencement of operations) through December 31, 2001.

   (3) For the period May 21, 2001 (commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the year ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
AIM Variable Insurance Funds
Financial Services Subaccount (7) ....................                  238      $          8.63      $             2
Alger American
Balanced Growth Subaccount (6) .......................               21,775                 9.38                  204
Mid Cap Growth Subaccount (5) ........................               18,916                 7.93                  150
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................              222,947                11.06                2,466
Small Company Stock Subaccount .......................              149,793                 8.67                1,299
Dreyfus
Dreyfus Stock Index Subaccount .......................            3,479,330                 9.97               34,688
Dreyfus Socially Responsible Growth Subaccount .......                5,880                 5.87                   35
Dreyfus Small Cap Stock Index (3) ....................              386,651                 8.26                3,192
Dreyfus Variable Investment Fund
International Value Subaccount (2) ...................              714,957                 7.98                5,702
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              211,781                 7.48                1,584
EQ/Enterprise Small Company Value Subaccount .........              139,108                15.00                2,086
EQ/Enterprise Managed Subaccount .....................               18,587                 8.74                  162
EQ/Enterprise International Growth Subaccount ........               22,157                 7.14                  158
EQ/Enterprise High Yield Bond Subaccount .............              146,427                11.88                1,735
EQ/Enterprise Small Company Growth Subaccount ........              200,919                 8.04                1,616
EQ/Enterprise Growth Subaccount ......................              909,094                 6.37                5,793
EQ/Enterprise Total Return Subaccount (1) ............            1,259,424                10.52               13,244
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................            2,777,986                12.55               34,865
EQ/MONY Intermediate Term Bond Subaccount ............              605,565                13.69                8,291
EQ/MONY Long Term Bond Subaccount ....................              331,338                14.24                4,720
EQ/MONY Government Securities Subaccount .............              298,278                13.29                3,965
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              955,720                 6.00                5,737
VIP II Contrafund Subaccount .........................              659,215                 7.88                5,194
VIP III Growth Opportunities Subaccount ..............               23,212                 5.54                  129
VIP II Asset Manager Subaccount ......................              489,855                 8.56                4,194
VIP III Growth and Income Subaccount .................              954,152                 7.35                7,014
Janus Aspen Series
Aggressive Growth Subaccount .........................              424,887                 3.35                1,425
Flexible Income Subaccount ...........................              858,596                12.66               10,868
International Growth Subaccount ......................              205,780                 5.84                1,202
Worldwide Growth Subaccount ..........................            1,033,150                 5.61                5,801
Capital Appreciation Subaccount ......................              249,646                 5.36                1,339
Strategic Value Subaccount ...........................              183,715                 7.09                1,303
Lord Abbett Series
Mid-Cap Value Subaccount (2) .........................              367,490                 8.78                3,228
MFS Variable Insurance Trust
New Discovery Series Subaccount (6) ..................                5,912                 7.98                   47
Total Return Series Subaccount (8) ...................                7,749                 9.41                   73
Utilities Series Subaccount (9) ......................                   67                 9.13                    1
PIMCO Variable Insurance Trust
Real Return Subaccount (1) ...........................              129,337                11.10                1,436

                                                                    For the period ended
                                                                      December 31, 2002
                                                            ------------------------------------
                                                               Investment
                                                                 Income
                                                                 Ratio*           Total Return**
                                                            ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
AIM Variable Insurance Funds
Financial Services Subaccount (7) ....................                 7.54%(^)           (13.70)%
Alger American
Balanced Growth Subaccount (6) .......................                 0.00 (^)            (6.20)
Mid Cap Growth Subaccount (5) ........................                 0.00 (^)           (20.70)
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................                 0.96               (16.72)
Small Company Stock Subaccount .......................                 0.28               (19.72)
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.34               (22.35)
Dreyfus Socially Responsible Growth Subaccount .......                 0.06               (28.93)
Dreyfus Small Cap Stock Index (3) ....................                 0.39 (^)           (17.40)
Dreyfus Variable Investment Fund
International Value Subaccount (2) ...................                 2.18 (^)           (20.20)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00               (29.37)
EQ/Enterprise Small Company Value Subaccount .........                 0.41                (9.26)
EQ/Enterprise Managed Subaccount .....................                 1.09               (21.19)
EQ/Enterprise International Growth Subaccount ........                 0.83               (19.41)
EQ/Enterprise High Yield Bond Subaccount .............                 8.65                 1.54
EQ/Enterprise Small Company Growth Subaccount ........                 0.00               (24.08)
EQ/Enterprise Growth Subaccount ......................                 0.74               (23.25)
EQ/Enterprise Total Return Subaccount (1) ............                 2.79 (^)             5.20
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................                 1.51                 1.46
EQ/MONY Intermediate Term Bond Subaccount ............                 3.68                 9.35
EQ/MONY Long Term Bond Subaccount ....................                 7.14                14.01
EQ/MONY Government Securities Subaccount .............                 2.76                 6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.10               (30.15)
VIP II Contrafund Subaccount .........................                 0.85                (9.32)
VIP III Growth Opportunities Subaccount ..............                 1.17               (21.86)
VIP II Asset Manager Subaccount ......................                 4.16                (8.74)
VIP III Growth and Income Subaccount .................                 1.40               (16.67)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00               (27.96)
Flexible Income Subaccount ...........................                 4.79                10.47
International Growth Subaccount ......................                 0.91               (25.61)
Worldwide Growth Subaccount ..........................                 0.89               (25.60)
Capital Appreciation Subaccount ......................                 0.58               (15.72)
Strategic Value Subaccount ...........................                 0.00               (23.43)
Lord Abbett Series
Mid-Cap Value Subaccount (2) .........................                 1.43 (^)           (12.20)
MFS Variable Insurance Trust
New Discovery Series Subaccount (6) ..................                 0.00 (^)           (20.20)
Total Return Series Subaccount (8) ...................                 0.00 (^)            (5.90)
Utilities Series Subaccount (9) ......................                 0.00 (^)            (8.70)
PIMCO Variable Insurance Trust
Real Return Subaccount (1) ...........................                 4.06 (^)            11.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
T. Rowe Price
Equity Income Bond Subaccount ........................            3,174,874      $         10.52      $        33,389
Prime Reserve Subaccount .............................              193,185                11.70                2,261
International Stock Subaccount .......................              259,035                 7.34                1,901
Limited Term Bond Subaccount .........................               78,307                12.57                  984
New America Growth Subaccount ........................               61,408                 7.17                  440
Personal Strategy Balanced Subaccount ................              101,724                10.71                1,090
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................               28,046                 5.80                  163
Core Plus Fixed Income Subaccount ....................              450,614                13.09                5,896
Value Subaccount .....................................               27,092                 9.59                  260
Emerging Markets Debt Subaccount (4) .................               14,020                10.31                  145
Global Value Equity Subaccount (5) ...................                1,650                 7.91                   13
Real Estate Subaccount (6) ...........................               81,262                 9.14                  743
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................               16,454                 9.69                  159
Worldwide Bond Subaccount ............................                8,281                12.05                  100
Worldwide Emerging Markets Subaccount ................               13,490                 5.15                   69

                                                                    For the period ended
                                                                      December 31, 2002
                                                            ------------------------------------
                                                               Investment
                                                                 Income
                                                                 Ratio*           Total Return**
                                                            ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
T. Rowe Price
Equity Income Bond Subaccount ........................                 2.39%              (13.13)%
Prime Reserve Subaccount .............................                 1.37                 1.47
International Stock Subaccount .......................                 1.18               (18.26)
Limited Term Bond Subaccount .........................                 4.51                 5.45
New America Growth Subaccount ........................                 0.00               (28.30)
Personal Strategy Balanced Subaccount ................                 2.40                (7.83)
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................                 0.10               (27.86)
Core Plus Fixed Income Subaccount ....................                 3.89                 7.38
Value Subaccount .....................................                 1.10               (22.16)
Emerging Markets Debt Subaccount (4) .................                21.52 (^)             3.10
Global Value Equity Subaccount (5) ...................                 9.09 (^)           (20.90)
Real Estate Subaccount (6) ...........................                11.14 (^)            (8.60)
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................                 0.41                (2.81)
Worldwide Bond Subaccount ............................                 0.00                21.72
Worldwide Emerging Markets Subaccount ................                 0.21                (2.83)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

   (^)  Annualized

   (1) For the period July 26, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period July 15, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period August 16, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period August 8, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period September 13, 2002 (commencement of operations) through December 31, 2002.

   (6) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

   (7) For the period November 26, 2002 (commencement of operations) through December 31, 2002.

   (8) For the period September 3, 2002 (commencement of operations) through December 31, 2002.

   (9) For the period October 8, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                               At December 31, 2001
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................              162,699      $         13.28      $         2,161
Small Company Stock Subaccount .......................               84,950                10.80                  917
Dreyfus
Dreyfus Stock Index Subaccount .......................            3,736,835                12.84               47,986
Dreyfus Socially Responsible Growth Subaccount .......               29,198                 8.26                  241
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................              341,080                10.59                3,613
EQ/Enterprise Small Company Value Subaccount .........               73,925                16.53                1,222
EQ/Enterprise Managed Subaccount .....................               16,988                11.09                  188
EQ/Enterprise International Growth Subaccount ........               15,232                 8.86                  135
EQ/Enterprise High Yield Bond Subaccount .............            2,336,577                11.70               27,344
EQ/Enterprise Small Company Growth Subaccount ........               55,453                10.59                  587
EQ/Enterprise Growth Subaccount ......................               29,036                 8.30                  241
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................            2,596,777                12.37               32,110
EQ/MONY Intermediate Term Bond Subaccount ............              329,727                12.52                4,129
EQ/MONY Long Term Bond Subaccount ....................            2,621,046                12.49               32,732
EQ/MONY Government Securities Subaccount .............              252,208                12.47                3,146
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................              152,490                 8.59                1,310
VIP II Contrafund Subaccount .........................              540,827                 8.69                4,701
VIP III Growth Opportunities Subaccount ..............               27,752                 7.09                  197
VIP II Asset Manager Subaccount ......................              549,214                 9.38                5,152
VIP III Growth and Income Subaccount .................            1,108,899                 8.82                9,776
Janus Aspen Series
Aggressive Growth Subaccount .........................              373,628                 4.65                1,739
Flexible Income Subaccount ...........................              559,685                11.46                6,413
International Growth Subaccount ......................              164,542                 7.85                1,291
Worldwide Growth Subaccount ..........................            1,087,638                 7.54                8,197
Capital Appreciation Subaccount ......................              199,382                 6.36                1,268
Strategic Value Subaccount ...........................                  369                 9.26                    3
T. Rowe Price
Equity Income Subaccount .............................              367,716                12.11                4,451
Prime Reserve Subaccount .............................               26,335                11.53                  304
International Stock Subaccount .......................              183,999                 8.98                1,653
Limited Term Subaccount ..............................                2,760                11.92                   33
New America Growth Subaccount ........................               76,446                10.00                  764
Personal Strategy Balanced Subaccount ................              138,027                11.62                1,604
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................               52,593                 8.04                  423
Fixed Income Subaccount ..............................              397,278                12.19                4,844
Value Subaccount .....................................               13,722                12.32                  169
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................                3,747                 9.97                   37
Worldwide Bond Subaccount ............................                7,936                 9.90                   79
Worldwide Emerging Markets Subaccount ................               20,273                 5.30                  107

                                                                    For the period ended
                                                                      December 31, 2001
                                                            ------------------------------------
                                                               Investment
                                                                 Income
                                                                 Ratio*           Total Return**
                                                            ---------------      ---------------
Corporate Sponsored Variable Universal Life Subaccounts
Dreyfus Variable Investment Fund
Appreciation Subaccount ..............................                 0.80%               (9.66)%
Small Company Stock Subaccount .......................                 0.08                (1.55)
Dreyfus
Dreyfus Stock Index Subaccount .......................                 1.15               (12.18)
Dreyfus Socially Responsible Growth Subaccount .......                 0.08               (22.59)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ......................                 0.00               (18.85)
EQ/Enterprise Small Company Value Subaccount .........                 0.24                 5.35
EQ/Enterprise Managed Subaccount .....................                 1.64               (11.21)
EQ/Enterprise International Growth Subaccount ........                 0.62               (27.79)
EQ/Enterprise High Yield Bond Subaccount .............                 8.87                 5.88
EQ/Enterprise Small Company Growth Subaccount ........                 1.75                (3.82)
EQ/Enterprise Growth Subaccount ......................                 0.27               (12.63)
EQAT-MONY Funds
EQ/MONY Money Market Subaccount ......................                 3.48                 3.86
EQ/MONY Intermediate Term Bond Subaccount ............                 7.16                 8.49
EQ/MONY Long Term Bond Subaccount ....................                 5.01                 6.30
EQ/MONY Government Securities Subaccount .............                 4.61                 6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................                 0.06               (17.64)
VIP II Contrafund Subaccount .........................                 0.62               (12.31)
VIP III Growth Opportunities Subaccount ..............                 0.27               (14.37)
VIP II Asset Manager Subaccount ......................                 2.41                (4.09)
VIP III Growth and Income Subaccount .................                 1.36                (8.70)
Janus Aspen Series
Aggressive Growth Subaccount .........................                 0.00               (39.53)
Flexible Income Subaccount ...........................                 5.58                 7.81
International Growth Subaccount ......................                 0.67               (23.19)
Worldwide Growth Subaccount ..........................                 0.73               (22.43)
Capital Appreciation Subaccount ......................                 1.38               (21.68)
Strategic Value Subaccount ...........................                 0.23                (7.86)
T. Rowe Price
Equity Income Subaccount .............................                 1.65                 1.51
Prime Reserve Subaccount .............................                 3.86                 3.97
International Stock Subaccount .......................                 1.78               (22.25)
Limited Term Subaccount ..............................                 5.38                 8.46
New America Growth Subaccount ........................                 0.00               (11.82)
Personal Strategy Balanced Subaccount ................                 3.13                (2.35)
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .............................                 0.13               (15.10)
Fixed Income Subaccount ..............................                 4.53                 9.33
Value Subaccount .....................................                 1.63                 2.07
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...............................                 0.89               (10.34)
Worldwide Bond Subaccount ............................                 4.51                (5.17)
Worldwide Emerging Markets Subaccount ................                 0.00                (1.85)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   ** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

   (^)  Annualized

   (1) For the period July 26, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period July 15, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period August 16, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period August 8, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period September 13, 2002 (commencement of operations) through December 31, 2002.

   (6) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

   (7) For the period November 26, 2002 (commencement of operations) through December 31, 2002.

   (8) For the period September 3, 2002 (commencement of operations) through December 31, 2002.

   (9) For the period October 8, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Survivorship Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (6) ....................                  859      $          9.01      $             8
Health Sciences Subaccount (2) .......................                    8                 8.23                    0
Alger American Fund
Balanced Subaccount (1) ..............................                1,271                 9.06                   12
Mid Cap Growth Subaccount (2) ........................                  697                 7.37                    5
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...........                  787                 8.38                    7
EQ/Enterprise Growth and Income
Subaccount (4) .......................................                5,383                 7.58                   41
EQ/Enterprise Growth Subaccount (3) ..................               10,335                 7.86                   81
EQ/Enterprise Managed Subaccount (5) .................                6,231                 8.10                   50
EQ/Enterprise Multi-Cap Growth
Subaccount (2) .......................................                    0                 7.02 +                  0
EQ/Enterprise Small Company Growth
Subaccount (3) .......................................                1,909                 7.96                   15
EQ/Enterprise Small Company Value
Subaccount (3) .......................................                9,750                 9.10                   89
EQ/Enterprise Total Return Subaccount (2) ............                1,688                10.60                   18
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (4) .......................................                4,985                10.55                   53
EQ/MONY Long Term Bond Subaccount (9) ................                3,276                11.38                   37
EQ/MONY Money Market Subaccount (10) .................                4,930                10.09                   50
Janus Aspen Series
Capital Appreciation Subaccount (7) ..................                4,248                 8.91                   38
Flexible Income Subaccount (8) .......................                1,313                10.86                   14
International Growth Subaccount (3) ..................                5,936                 7.99                   47
Lord Abbett Series Funds
Bond Debenture Subaccount (8) ........................                  625                10.30                    6
Growth and Income Subaccount (4) .....................                5,939                 8.00                   48
Mid Cap Value Subaccount (2) .........................                  810                 8.42                    7
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (1) ........................                1,556                 6.46                   10
New Discovery Subaccount (1) .........................                  549                 7.44                    4
Total Return Subaccount (1) ..........................                1,311                 9.40                   12
Utilities Subaccount (2) .............................                  690                 8.35                    6
PBHG Insurance
Mid-Cap Value Subaccount (12) ........................                3,496                 8.41                   29
Select Value Subaccount (1) ..........................                  718                 7.77                    6
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................                1,773                12.02                   21
Real Return Subaccount (1) ...........................                5,550                11.54                   64
Stocks Plus Growth and Income Subaccount (7) .........                2,831                 8.55                   24
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11) ..............                  395                 8.35                    3
U.S. Real Estate Subaccount (8) ......................                1,128                 9.28                   10

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Survivorship Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (6) ....................                 1.49%(^)             0.35%(^)            (9.90)%
Health Sciences Subaccount (2) .......................                 0.00 (^)             0.35 (^)           (17.70)
Alger American Fund
Balanced Subaccount (1) ..............................                 0.98 (^)             0.35 (^)            (9.40)
Mid Cap Growth Subaccount (2) ........................                 0.00                 0.35 (^)           (26.30)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...........                 2.02 (^)             0.35 (^)           (16.20)
EQ/Enterprise Growth and Income
Subaccount (4) .......................................                 1.63 (^)             0.35 (^)           (24.20)
EQ/Enterprise Growth Subaccount (3) ..................                 0.47 (^)             0.35 (^)           (21.40)
EQ/Enterprise Managed Subaccount (5) .................                 1.54 (^)             0.35 (^)           (19.00)
EQ/Enterprise Multi-Cap Growth
Subaccount (2) .......................................                 0.00 (^)             0.35 (^)           (29.80)
EQ/Enterprise Small Company Growth
Subaccount (3) .......................................                 0.00 (^)             0.35 (^)           (20.40)
EQ/Enterprise Small Company Value
Subaccount (3) .......................................                 0.38 (^)             0.35 (^)            (9.00)
EQ/Enterprise Total Return Subaccount (2) ............                 3.52 (^)             0.35 (^)             6.00
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (4) .......................................                 0.15 (^)             0.35 (^)             5.50
EQ/MONY Long Term Bond Subaccount (9) ................                 0.00                 0.35                13.80
EQ/MONY Money Market Subaccount (10) .................                 1.48 (^)             0.35 (^)             0.90
Janus Aspen Series
Capital Appreciation Subaccount (7) ..................                 0.38 (^)             0.35 (^)           (10.90)
Flexible Income Subaccount (8) .......................                 5.45 (^)             0.35 (^)             8.60
International Growth Subaccount (3) ..................                 1.07 (^)             0.35 (^)           (20.10)
Lord Abbett Series Funds
Bond Debenture Subaccount (8) ........................                 4.10 (^)             0.35 (^)             3.00
Growth and Income Subaccount (4) .....................                 1.65 (^)             0.35 (^)           (20.00)
Mid Cap Value Subaccount (2) .........................                 1.48 (^)             0.35 (^)           (15.80)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (1) ........................                 0.00                 0.35 (^)           (35.40)
New Discovery Subaccount (1) .........................                 0.00                 0.35 (^)           (25.60)
Total Return Subaccount (1) ..........................                 0.84 (^)             0.35 (^)            (6.00)
Utilities Subaccount (2) .............................                 0.64 (^)             0.35 (^)           (16.50)
PBHG Insurance
Mid-Cap Value Subaccount (12) ........................                 0.00                 0.35 (^)           (15.90)
Select Value Subaccount (1) ..........................                 1.75 (^)             0.35 (^)           (22.30)
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................                 2.69 (^)             0.35 (^)            20.20
Real Return Subaccount (1) ...........................                 4.10 (^)             0.35 (^)            15.40
Stocks Plus Growth and Income Subaccount (7) .........                 3.75 (^)             0.35 (^)           (14.50)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11) ..............                 0.00                 0.35 (^)           (16.50)
U.S. Real Estate Subaccount (8) ......................                 9.65 (^)             0.35 (^)            (7.20)

----------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period February 26, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period April 12, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period February 25, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period April 3, 2002 (commencement of operations) through December 31, 2002.

   (6) For the period June 25, 2002 (commencement of operations) through December 31, 2002.

   (7) For the period May 10, 2002 (commencement of operations) through December 31, 2002.

   (8) For the period May 16, 2002 (commencement of operations) through December 31, 2002.

   (9) For the period April 4, 2002 (commencement of operations) through December 31, 2002.

   (10) For the period March 7, 2002 (commencement of operations) through December 31, 2002.

   (11) For the period June 7, 2002 (commencement of operations) through December 31, 2002.

   (12) For the period May 6, 2002 (commencement of operations) through December 31, 2002.

   +    Net asset value immediately prior to redemption.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                               At December 31, 2002
                                                            ---------------------------------------------------------
                                                                                                         Net Assets
                                                                 Units             Unit Values            (000's)
                                                            ---------------      ---------------      ---------------
MONY Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (4) ....................                7,222      $          8.73      $            63
Health Sciences Subaccount (4) .......................               14,402                 8.13                  117
Telecommunications Subaccount (1) ....................                4,150                 6.18                   26
Alger American Fund
Balanced Subaccount (1) ..............................               32,154                 9.11                  293
Mid Cap Subaccount (1) ...............................               25,451                 7.83                  199
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........               19,719                 8.80                  173
EQ/Enterprise Growth and Income
Subaccount (2) .......................................               70,132                 8.02                  562
EQ/Enterprise Growth Subaccount (2) ..................              144,475                 8.04                1,161
EQ/Enterprise Global Socially Responsive
Subaccount (3) .......................................                5,635                 8.78                   49
EQ/Enterprise Managed Subaccount (2) .................               51,947                 8.42                  438
EQ/Enterprise Multi-Cap Growth
Subaccount (4) .......................................               17,257                 7.04                  122
EQ/Enterprise Small Company Growth
Subaccount (2) .......................................               74,685                 8.00                  598
EQ/Enterprise Small Company Value Subaccount
(2) ..................................................              138,327                 9.46                1,309
EQ/Enterprise Total Return Subaccount (1) ............               46,324                10.66                  494
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (1) .......................................               81,889                10.55                  864
EQ/MONY Long Term Bond Subaccount (1) ................               39,385                11.24                  443
EQ/MONY Money Market Subaccount (1) ..................              137,399                10.10                1,388
Janus Aspen Series
Capital Appreciation Subaccount (2) ..................               40,324                 8.84                  357
Flexible Income Subaccount (4) .......................               17,236                10.87                  187
International Growth Subaccount (1) ..................               35,612                 8.01                  285
Lord Abbet Series Funds
Bond Debenture Subaccount (1) ........................               17,564                10.74                  189
Growth and Income Subaccount (1) .....................               46,301                 8.51                  394
Mid-Cap Value Subaccount (4) .........................               44,015                 9.39                  414
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ........................               32,344                 6.51                  210
New Discovery Subaccount (1) .........................               20,466                 7.46                  153
Total Return Subaccount (4) ..........................               61,114                 9.62                  588
Utilities Subaccount (1) .............................                4,366                 8.71                   38
PBHG Insurance
Mid Cap Value Subaccount (1) .........................               63,899                 8.79                  562
Select Value Subaccount (4) ..........................               29,564                 8.00                  236
PIMCO Variable Insurance Trust
Global Bond Subaccount (4) ...........................               23,589                11.97                  283
Real Return Subaccount (4) ...........................               70,548                11.60                  819
StocksPlus Growth and Income Subaccount (4) ..........               87,575                 8.41                  737
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...............               11,791                 8.87                  105
Global Value Equity Subaccount (5) ...................                9,235                 8.48                   78
U.S. Real Estate Subaccount (1) ......................               24,599                 9.96                  245

                                                                      For the period ended December 31, 2002
                                                            ---------------------------------------------------------
                                                               Investment
                                                                Income
                                                                 Ratio*          Expense Ratio**      Total Return***
                                                            ---------------      ---------------      ---------------
MONY Variable Universal Life
AIM Variable Insurance Funds
Financial Services Subaccount (4) ....................                 1.49%(^)             0.35%(^)           (12.70)%
Health Sciences Subaccount (4) .......................                 0.00 (^)             0.35 (^)           (18.70)
Telecommunications Subaccount (1) ....................                 0.00 (^)             0.35 (^)           (38.20)
Alger American Fund
Balanced Subaccount (1) ..............................                 1.70 (^)             0.35 (^)            (8.90)
Mid Cap Subaccount (1) ...............................                 0.00 (^)             0.35 (^)           (21.70)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........                 1.99 (^)             0.35 (^)           (12.00)
EQ/Enterprise Growth and Income
Subaccount (2) .......................................                 2.02 (^)             0.35 (^)           (19.80)
EQ/Enterprise Growth Subaccount (2) ..................                 0.67 (^)             0.35 (^)           (19.60)
EQ/Enterprise Global Socially Responsive
Subaccount (3) .......................................                 1.11 (^)             0.35 (^)           (12.20)
EQ/Enterprise Managed Subaccount (2) .................                 1.67 (^)             0.35 (^)           (15.80)
EQ/Enterprise Multi-Cap Growth
Subaccount (4) .......................................                 0.00 (^)             0.35 (^)           (29.60)
EQ/Enterprise Small Company Growth
Subaccount (2) .......................................                 0.00 (^)             0.35 (^)           (20.00)
EQ/Enterprise Small Company Value Subaccount
(2) ..................................................                 0.61 (^)             0.35 (^)            (5.40)
EQ/Enterprise Total Return Subaccount (1) ............                 3.49 (^)             0.35 (^)             6.60
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (1) .......................................                 0.33 (^)             0.35 (^)             5.50
EQ/MONY Long Term Bond Subaccount (1) ................                 0.20 (^)             0.35 (^)            12.40
EQ/MONY Money Market Subaccount (1) ..................                 1.44 (^)             0.35 (^)             1.00
Janus Aspen Series
Capital Appreciation Subaccount (2) ..................                 0.40 (^)             0.35 (^)           (11.60)
Flexible Income Subaccount (4) .......................                 5.06 (^)             0.35 (^)             8.70
International Growth Subaccount (1) ..................                 1.05 (^)             0.35 (^)           (19.90)
Lord Abbet Series Funds
Bond Debenture Subaccount (1) ........................                 4.25 (^)             0.35 (^)             7.40
Growth and Income Subaccount (1) .....................                 1.40 (^)             0.35 (^)           (14.90)
Mid-Cap Value Subaccount (4) .........................                 1.43 (^)             0.35 (^)            (6.10)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ........................                 0.00 (^)             0.35 (^)           (34.90)
New Discovery Subaccount (1) .........................                 0.00 (^)             0.35 (^)           (25.40)
Total Return Subaccount (4) ..........................                 0.49 (^)             0.35 (^)            (3.80)
Utilities Subaccount (1) .............................                 1.37 (^)             0.35 (^)           (12.90)
PBHG Insurance
Mid Cap Value Subaccount (1) .........................                 0.00 (^)             0.35 (^)           (12.10)
Select Value Subaccount (4) ..........................                 1.81 (^)             0.35 (^)           (20.00)
PIMCO Variable Insurance Trust
Global Bond Subaccount (4) ...........................                 2.66 (^)             0.35 (^)            19.70
Real Return Subaccount (4) ...........................                 4.33 (^)             0.35 (^)            16.00
StocksPlus Growth and Income Subaccount (4) ..........                 3.97 (^)             0.35 (^)           (15.90)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...............                 0.00 (^)             0.35 (^)           (11.30)
Global Value Equity Subaccount (5) ...................                 3.03 (^)             0.35 (^)           (15.20)
U.S. Real Estate Subaccount (1) ......................                 8.24 (^)             0.35 (^)            (0.40)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004

6. Financial Highlights (Continued)

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (^)  Annualized

   (1) For the period February 7, 2002 (commencement of operations) through December 31, 2002.

   (2) For the period February 6, 2002 (commencement of operations) through December 31, 2002.

   (3) For the period February 21, 2002 (commencement of operations) through December 31, 2002.

   (4) For the period February 8, 2002 (commencement of operations) through December 31, 2002.

   (5) For the period February 20, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2004

6. Financial Highlights (Concluded)

                                                                                                          Current Annual
                                                                                                              Charge+
                                                                                                ----------------------------------
Mortality & Expense Risk Charge
Basic charges are assessed through reduction of unit values ................................                            0% to 0.75%

Monthly Expense Charge
The charge applies for the first 4 through 15 years depending on the policy. It is                       Varies based on a
assessed per $1,000 of the specified amount. The charge is assessed through a                      number of factors, including
deduction in fund value ....................................................................    issue age, gender, and risk class.

Sales Charge
It is a percentage of premium paid .........................................................                                 0%-4%

Tax Charge
It is a percentage of premium paid .........................................................
State and local ............................................................................                               0 %-4.0%
DAC Federal Tax charge .....................................................................                            1.25%-1.50%

Cost of Insurance Charge
Cost of Insurance rate times the net amount of risk at the beginning of the policy month.          Varies by gender, age, policy
This charge is assessed through the redemption of units ....................................     duration and underwriting class.

Asset based Charge
The charge is a deduction from account value and will remain level after the
10th certificate year. Charge will vary based on certificate year premium paid distribution costs and characteristics of the group insured under the policy.
(Applicable only to Corporate Sponsored Variable Universal Life) ...............                    1% annually of Policy Value

Administrative Charge--Monthly
Charge based on specific amount of the policy and is assessed through the redemption
of units ...................................................................................                            $ 5-$31.50

Per $1000 ("Face") Specified Amount Charge
This charge is deducted during the specified years and is charged per $1000 of the              Varies with insured's age, gender,
Specified Amount. This charge is assessed through the redemption of unit value .............    smoking status and Specified Amount

Transfer Charge
A charge imposed on Contract holders who make transfers in excess of the number specified
in the contract and assessed through the redemption of units ...............................                            $    0-$25

Optional Rider Charges
These are charges for optional riders elected and are determined in accordance with the specific terms of the relevant rider .......................................................

Partial Surrender Charge
To obtain a part of cash value of your policy without having to surrender the policy in
full and is assessed through the redemption of units .......................................                            $   10-$25

Medical Underwriting Charge
This charge is a deduction from the account value and is a flat monthly fee for applicable policies for the first three policy years.
(Applicable only to Corporate Sponsored Variable Universal Life) ...........................                            $     5.00

Guaranteed Issue Charge
This charge is a deduction from the account value and is a flat monthly fee for the first three policy years on policies that were issued on a guaranteed issue basis.
(Applicable only to Corporate Sponsored Variable Universal Life) ...........................                            $     3.00

Illustration Projection Report Charge
The charge may be deducted upon notification for a report requested in the first policy
anniversary that will project future benefits and values under the policy ..................                            $    0-$25

Surrender charge
The charge is assessed as a redemption of fund units and is imposed upon full surrender of the Policy. It is based on a factor per $1000 of Initial Specified Amount (or on an increase in specified amount). The factors per $1000 vary by issue age, gender and risk class

Sales Fund Charge
It is a percentage of premium paid .........................................................                                 0%-75%

Reinstatement Fee
The charge is deducted at the time policy is reinstated upon notification in advance.
(Applicable only to Corporate Sponsored Variable Universal Life) ...........................                            $      150

Loan interest rate spread
It is the difference between the amount of interest charged on loans and the amount of interest credited to amounts held in the loan account to secure the loan. The charge is
assessed each policy anniversary after the loan is taken, or upon death, surrender,                       Varies 0%-.75%
or lapse, if earlier                                                                               depending on the policy year.

----------
   +    Higher charges may be permitted by the contract.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   INDEX TO FINANCIAL STATEMENTS AND SCHEDULES


Report of Independent Registered Public Accounting Firm -
   Successor period........................................................  F-1
Report of Independent Registered Public Accounting Firm -
   Predecessor periods.....................................................  F-1
Financial Statements:
     Balance Sheets, December 31, 2004 (Successor) and
        December 31, 2003 (Predecessor)....................................  F-2
     Statements of Operations, Six Months Ended
        December 31, 2004 (Successor), Six Months Ended
        June 30, 2004 (Predecessor), and Years Ended
        December 31, 2003 and 2002 (Predecessor)...........................  F-3
     Statements of Shareholder's Equity, Years Ended
        December 31, 2004, 2003 and 2002...................................  F-4
     Statements of Cash Flows, Six Months Ended
        December 31, 2004 (Successor), Six Months Ended
        June 30, 2004 (Predecessor), and Years Ended
        December 31, 2003 and 2002 (Predecessor)...........................  F-5
     Notes to Financial Statements.........................................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheet and the related statement of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (Successor Company) at December 31, 2004, and the results of its operations and its cash flows for the period from July 1, 2004 through December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheet and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (Predecessor Company) at December 31, 2003, and the results of its operations and its cash flows for the period from January 1, 2004 through June 30, 2004 and for each of the years in the two year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004 MONY Life Insurance Company of America changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts, in 2003 changed its method of accounting for embedded derivatives arising from the modified co-insurance arrangement and in 2002 changed its method of accounting for long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                     DECEMBER 31,     DECEMBER 31,
                                                                                         2004             2003
                                                                                    --------------   --------------
                                                                                     (SUCCESSOR)     (PREDECESSOR)
                                                                                            ( IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available-for-sale, at estimated fair value.................    $      1,927.2   $      1,734.0
   Mortgage loans on real estate................................................             373.2            419.6
   Policy loans.................................................................              93.0             86.1
   Real estate held for the production of income................................               1.5              2.2
   Other invested assets........................................................              57.7             16.7
                                                                                    --------------   --------------
          Total investments.....................................................           2,452.6          2,258.6
                                                                                    --------------   --------------
Cash and cash equivalents.......................................................             199.4            180.9
Accrued investment income.......................................................              27.8             29.5
Amounts due from reinsurers.....................................................              75.6             59.6
Deferred policy acquisition costs...............................................              57.3            758.1
Value of business acquired......................................................             354.8              --
Other assets....................................................................               6.6             12.2
Separate Accounts' assets.......................................................           3,732.2          3,504.0
                                                                                    --------------   --------------
TOTAL ASSETS   .................................................................    $      6,906.3   $      6,802.9
                                                                                    ==============   ==============
LIABILITIES
Policyholders' account balances.................................................    $      2,133.2   $      1,962.4
Future policy benefits..........................................................             320.4            186.6
Other policyholders' liabilities................................................              39.1             86.3
Other liabilities...............................................................              59.7            108.7
Note payable to affiliate.......................................................              36.8             39.6
Income taxes payable............................................................              45.2           149.7
Separate Accounts' liabilities..................................................           3,732.2          3,504.0
                                                                                    --------------   --------------
       Total liabilities........................................................           6,366.6          6,037.3
                                                                                    --------------   --------------

Commitments and contingencies (Notes 10, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding...........................................               2.5              2.5
Capital in excess of par value..................................................             495.8            599.7
Retained earnings...............................................................              26.5            139.2
Accumulated other comprehensive income..........................................              14.9             24.2
                                                                                    --------------   --------------
       Total shareholder's equity...............................................             539.7            765.6
                                                                                    --------------   --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................................    $      6,906.3   $      6,802.9
                                                                                    ==============   ==============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF OPERATIONS

                                                                    SIX MONTHS       SIX MONTHS          YEAR            YEAR
                                                                       ENDED            ENDED           ENDED           ENDED
                                                                    DECEMBER 31,       JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                        2004            2004             2003            2002
                                                                    ------------    ------------     ------------    ------------
                                                                    (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                            (IN MILLIONS)

REVENUES:
Universal life and investment-type product policy fee income...... $       80.8    $       82.7    $       166.2   $       153.8
Premiums..........................................................         85.0            77.4            141.0           100.6
Net investment income.............................................         62.8            64.3            118.5           107.5
Investment (losses) gains, net....................................         (4.6)           (0.7)            11.8           (10.2)
Other income......................................................         26.7             7.4             17.2             5.7
                                                                    -----------     -----------      -----------     -----------
                                                                          250.7           231.1            454.7           357.4
                                                                    -----------     -----------      -----------     -----------
BENEFITS AND EXPENSES:
Policyholders' benefits...........................................         91.2            80.8            156.8           127.8
Interest credited to policyholders' account balances..............         50.0            54.1             91.5            75.8
Commissions.......................................................         29.6            37.5             73.0            54.8
Amortization of deferred policy acquisition costs.................          5.7            34.7             55.2            81.8
Capitalization of deferred policy acquisition costs ..............        (87.5)          (93.8)          (193.7)         (172.6)
Amortization of value of business acquired........................         16.7             --               --              --
Other operating costs and expenses................................        106.1           143.1            240.7           214.9
                                                                    -----------     -----------      -----------     -----------
                                                                          211.8           256.4            423.5           382.5
                                                                    -----------     -----------      -----------     -----------
Earnings/(loss) from continuing operations
   before income taxes............................................         38.9           (25.3)            31.2           (25.1)
Income tax (expense)/benefit......................................        (12.4)           10.5             (4.9)            8.8
                                                                    -----------     -----------      -----------     -----------
Net earnings/(loss) from continuing operations....................         26.5           (14.8)            26.3           (16.3)
Loss from real estate to be disposed of, net of taxes.............          --              --              (0.1)           (0.8)
Cumulative effect on prior periods of the adoption of
   SOP 03-1, net of taxes.........................................          --              3.8              --              --
                                                                    -----------     -----------      -----------     -----------
Net Earnings/(Loss)...............................................  $      26.5     $     (11.0)     $      26.2     $     (17.1)
                                                                    ===========     ===========      ===========     ===========


                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                                         ACCUMULATED
                                                                              CAPITAL                       OTHER         TOTAL
                                                                 COMMON      IN EXCESS      RETAINED    COMPREHENSIVE SHAREHOLDER'S
                                                                 STOCK         OF PAR       EARNINGS    INCOME/(LOSS)     EQUITY
                                                               -----------   -----------   -----------  ------------- -------------
                                                                                          (IN MILLIONS)
PREDECESSOR BALANCE, DECEMBER 31, 2001.....................    $       2.5   $     349.7   $     130.1    $       4.7   $     487.0
Capital contributions......................................                        150.0                                      150.0
Comprehensive income:
      Net loss.............................................                                      (17.1)                       (17.1)
      Other comprehensive income...........................                                                      20.0          20.0
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive income...........................                                                                     2.9
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, DECEMBER 31, 2002.....................            2.5         499.7         113.0           24.7         639.9
Capital contributions......................................                        100.0                                      100.0
Comprehensive income:
      Net earnings.........................................                                       26.2                         26.2
      Other comprehensive loss.............................                                                      (0.5)         (0.5)
                                                               -----------   -----------   ------------   -----------   ------------
            Comprehensive income...........................                                                                    25.7
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, DECEMBER 31, 2003.....................            2.5         599.7         139.2           24.2         765.6
Comprehensive loss:

      Net loss.............................................                                      (11.0)                       (11.0)
      Other comprehensive loss.............................                                                     (11.4)        (11.4)
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive loss.............................                                                                   (22.4)
                                                               -----------   -----------   ------------   -----------   -----------
PREDECESSOR BALANCE, JUNE 30, 2004.........................            2.5         599.7         128.2           12.8         743.2
Effect of push-down accounting of AXA Financial's purchase
   price on MLOA's net assets..............................            --         (153.0)       (128.2)         (12.8)       (294.0)
                                                               -----------   -----------   ------------   -----------   -----------
SUCCESSOR BALANCE, JULY 1, 2004............................            2.5         446.7           --             --          449.2
Capital contributions......................................                         49.1                                       49.1
Comprehensive income:
      Net earnings.........................................                                       26.5                         26.5
      Other comprehensive income...........................                                                      14.9          14.9
                                                               -----------   -----------   ------------   -----------   -----------
            Comprehensive income...........................                                                                    43.1
                                                               -----------   -----------   ------------   -----------   -----------
SUCCESSOR BALANCE, DECEMBER 31, 2004.......................    $       2.5   $     495.8   $       26.5   $      14.9   $     539.7
                                                               ===========   ===========   ============   ===========   ===========



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS

                                                                      SIX MONTHS      SIX MONTHS         YEAR            YEAR
                                                                         ENDED           ENDED           ENDED           ENDED
                                                                      DECEMBER 31,      JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                          2004            2004            2003            2002
                                                                      ------------    ------------    ------------    ------------
                                                                      (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                             (IN MILLIONS)
Net earnings/(loss).................................................  $    26.5       $   (11.0)      $    26.2       $   (17.1)
   Adjustments to reconcile net earnings/(loss) to net cash
    used in operating activities:
     Interest credited to policyholders' account balances...........       46.6            50.5            84.5            72.5
     Universal life and investment-type product policy fee income...      (36.4)          (37.6)          (67.6)          (66.9)
     Change in accrued investment income............................       (3.0)            4.7            (1.7)           (5.5)
     Investment losses/(gains)......................................        4.6             0.7           (17.3)           10.2
     Change in deferred policy acquisition costs and VOBA...........      (63.8)          (60.8)         (138.5)          (90.8)
     Change in future policy benefits...............................       (6.3)           (2.7)            7.0            22.8
     Change in other policyholders liabilities......................        6.4            (1.5)           (2.8)           12.0
     Provision for depreciation and amortization....................        7.9             1.5             0.7            (2.0)
     Cumulative effect of the adoption of SOP 03-1..................        --             (5.9)            --              --
     Loss on discontinued real estate operations....................        --              --              0.1             1.2
     Loss on recapture from reinsurance.............................        6.7             --              --              --
     Other, net.....................................................      (36.8)           49.1            81.7            (8.5)
                                                                      ---------       ---------       ---------       ---------
Net cash used in operating activities...............................      (47.6)          (13.0)          (27.7)          (72.1)
                                                                      ---------       ---------       ---------       ---------
Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.....................................      188.7           431.5           358.7           258.3
      Mortgage loans on real estate.................................       93.8            43.0            80.1            48.6
      Other invested assets.........................................        4.3             0.1             0.3             2.6
   Acquisitions of investments:
      Fixed maturity securities.....................................     (473.1)         (272.4)         (548.5)         (505.6)
      Mortgage loans on real estate.................................      (18.7)          (66.1)         (139.1)         (276.2)
      Other invested assets.........................................       (0.4)           (0.2)           (0.6)           (1.3)
      Policy loans, net.............................................       (3.9)           (3.0)           (6.3)           (8.2)
                                                                      ---------       ---------       ---------       ---------
Net cash (used in)/provided by investing activities.................     (209.3)          132.9          (255.4)         (481.8)
                                                                      ---------       ---------       ---------       ---------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                       SIX MONTHS     SIX MONTHS         YEAR            YEAR
                                                                           ENDED         ENDED           ENDED           ENDED
                                                                       DECEMBER 31,     JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                           2004          2004            2003            2002
                                                                       -----------   -------------   -------------   -------------
                                                                       (SUCCESSOR)   (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                             (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.......................................................        241.2           433.7           872.2           876.8
      Withdrawals and transfers to Separate Accounts.................       (193.5)         (333.5)         (538.8)         (539.9)
   Proceeds of demand note payable to affiliate......................          --              --              --            121.0
   Repayment of demand note payable to affiliate.....................          --              --              --           (121.0)
   Repayment of note to affiliate....................................         (1.4)           (1.4)           (2.6)           (2.4)
   Proceeds received from recapture of reinsurance with USFL.........         10.4             --              --              --
   Capital contribution..............................................          --              --            100.0           150.0
                                                                       -----------   -------------   -------------   -------------
Net cash provided by financing activities............................         56.7            98.8           430.8           484.5
                                                                       -----------   -------------   -------------   -------------
Net (decrease)/increase in cash and cash equivalents.................       (200.2)          218.7           147.7           (69.4)
Cash and cash equivalents, beginning of period.......................        399.6           180.9            33.2           102.6
                                                                       -----------   -------------   -------------   -------------
Cash and Cash Equivalents, End of Period.............................  $     199.4   $       399.6   $       180.9   $        33.2
                                                                       ===========   =============   =============   =============
Supplemental cash flow information:

  Interest Paid......................................................  $       1.3   $         1.3   $         2.8   $         3.0
                                                                       ===========   =============   =============   =============
  Income Taxes Refunded..............................................  $     (48.2)  $         --    $       (27.4)  $       (36.9)
                                                                       ===========   =============   =============   =============
Schedule of non-cash financing activities:
  Capital contribution of Alliance units from MONY Life..............  $      49.1   $         --    $         --    $         --
                                                                       ===========   =============   =============   =============
  Transfer of bonds from USFL due to recapture of
   reinsurance with USFL (Note 11)...................................  $      84.6   $         --    $         --    $         --
                                                                       ===========   =============   =============   =============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("the Holding Company", which together with its consolidated subsidiaries is referred to herein as "AXA Financial").

2.    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by the Holding Company was completed and, under the terms of the related merger agreement, the Holding Company paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). AXA Financial is in the process of completing the valuations of a portion of the assets acquired and liabilities assumed; thus, the allocation of the purchase price is subject to refinement. Revisions to the assessments of fair values for Value of Business Acquired ("VOBA"), policyholders reserves, deferred taxes and other assets and liabilities were made in the fourth quarter of 2004. The refinements to the fair values resulted in adjustments, recorded in the fourth quarter of 2004, consisting of changes from initially determined values as of July 1, 2004, as follows:

                                                          ADJUSTMENTS TO FAIR
                                                                 VALUE
                                                            AT JULY 1, 2004
                                                          INCREASE/(DECREASE)
                                                          ---------------------
                                                              (IN MILLIONS)

      ASSETS
      Fixed maturities...................................     $    (1.1)
      Amounts due from reinsurers........................           0.2
      VOBA...............................................         (18.6)
      Other assets.......................................           2.3
                                                              ------------
      TOTAL ASSETS.......................................     $   (17.2)
                                                              ------------

      LIABILITIES
      Future policy benefits and other policyholders'
      liabilities........................................     $    43.1
      Other liabilities..................................          (8.7)
      Income taxes payable...............................         (18.0)
                                                              ------------
      TOTAL LIABILITIES..................................          16.4
                                                              ------------
      DECREASE IN NET ASSETS.............................     $   (33.6)
                                                              ============

      References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), the Holding Company has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated Statements of Earnings and consolidated Cash Flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of earnings and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions.

      The Purchase Adjustments related to VOBA and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. MLOA's Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends which differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

3)    SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      The preparation of the accompanying financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The terms "full year 2003" and "full year 2002" refer to the years ended December 31, 2003 and 2002, respectively.

      Prior to the acquisition of MONY by the Holding Company, MLOA recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the Predecessor's net loss for the six months ended June 30, 2004 by $6.0 million.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation.

      ACCOUNTING CHANGES

      Effective January 1, 2004, MLOA adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      NEW ACCOUNTING PRONOUNCEMENTS

      On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

      As more fully described in Note 10, MLOA is charged for services including personnel services and employee benefits provided by MONY Life employees, and, effective with the acquisition of MONY, AXA Equitable employees, on MLOA's behalf. MONY Life and AXA Financial elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of AXA Financial's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of AXA Financial's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of AXA Financial currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

      INVESTMENTS

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:
          o Management having the authority to approve the action commits the organization to a plan to sell the property.
          o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
          o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
          o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
          o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

          o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities, and are carried at estimated fair value which equity securities are included in other invested assets.

      Units held in Alliance Capital Management L.P. ("Alliance") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      NET INVESTMENT INCOME, INVESTMENT GAINS (LOSSES), NET AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products.

      RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC AND VOBA

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which is established in accordance with business combination purchase accounting guidance, is based on the present value of future profits embedded in the acquired contracts. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include investment spreads, and fees and other charges assessed to the contracts for as long as they remain in force, while future negative cash flows include costs to administer the contracts and taxes. Contract balances, from which the cash flows arise, are projected using assumptions for add-on deposits, participant withdrawals, contract surrenders, and investment returns. VOBA is further explicitly adjusted to reflect the cost associated with the capital invested in the business. VOBA will be amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract involved using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.65% net of product weighted average Separate Account fees) and 0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      POLICYHOLDERS' ACCOUNT BALANCES AND FUTURE POLICY BENEFITS

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMBD") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      SEPARATE ACCOUNTS

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the year ended December 31, 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $371.2 million, $628.1 million and $(583.4) million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      OTHER ACCOUNTING POLICIES

      MLOA will file a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the predecessor period. Beginning in the successor period, MLOA will file a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option and other stock-based compensation in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 10 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              ----------------  -----------------  -----------------   ---------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2004
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     1,716.1     $       34.9       $        2.9       $    1,748.1
            Mortgage-backed...............              36.2              1.0                --                37.2
            U.S. Treasury, government
              and agency securities.......              68.3              1.6                --                69.9
            Foreign governments...........              10.3              0.1                0.1               10.3
            Redeemable preferred stock....              60.2              1.7                0.2               61.7
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale....     $     1,891.1     $       39.3       $        3.2       $    1,927.2
                                              ================= ================== =================  ================

        December 31, 2003
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     1,321.2     $       79.2       $        2.8       $    1,397.6
            Mortgage-backed...............              51.0              --                 0.8               50.2
            U.S. Treasury, government
              and agency securities.......             248.4              8.0                1.4              255.0
            Foreign governments...........              13.5              0.6                --                14.1
            Redeemable preferred stock....              15.0              2.1                --                17.1
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale....     $     1,649.1     $       89.9       $        5.0       $    1,734.0
                                              ================= ================== =================  ================


        For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity.

        Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $497.4 million and $572.2 million, respectively, had estimated fair values of $505.1 million and $610.0 million, respectively.

        The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $       51.7       $       51.5
        Due in years two through five........................................           531.5              534.8
        Due in years six through ten.........................................           921.1              945.3
        Due after ten years..................................................           290.4              296.7
        Mortgage-backed securities...........................................            36.2               37.2
                                                                                ----------------   -----------------
        Total................................................................    $    1,830.9       $    1,865.5
                                                                                ================   =================


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (59 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period as of December 31, 2004:

                                                    LESS THAN 12 MONTHS
                                               ------------------------------
                                                                   GROSS
                                                  ESTIMATED      UNREALIZED
                                                  FAIR VALUE       LOSSES
                                               ---------------  -------------
         Fixed Maturities:
           Corporate.......................    $       311.3    $      2.9
           Mortgage-backed.................              --            --
           U.S. Treasury,
             government and
             agency securities.............             17.5           --
           Foreign governments.............              6.1           0.1
           Redeemable
             preferred stock...............             44.1           0.2
                                               -------------    -------------
         Total Temporarily
           Impaired Securities ............    $       379.0    $      3.2
                                               =============    =============

      There were no securities in a continuous unrealized loss position for more than a twelve month period at December 31, 2004.

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At

      December 31, 2004, approximately $133.6 million, or 7.3%, of the $1,830.9 million aggregate amortized cost of bonds held by MLOA was considered to be other than investment grade.

      At December 31, 2004, there were no fixed maturities which were non-income producing for the twelve months preceding that date.

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $4.5 million and $11.1 million, respectively.

      At December 31, 2004, MLOA held 1.2 million units in Alliance, an affiliate, with a carrying value of $49.1 million.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0.8 million and $0.0 million at December 31, 2004 and 2003, respectively. There was no gross interest income on these loans included in net investment income for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002. There was no gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002.

      Interest income recognized on impaired mortgage loans totaled $0.1 million, $0.0 million, $0.2 million and $0.3 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, there are no mortgage loans on real estate that had been classified as nonaccrual loans.

      MLOA's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, there was no equity real estate held-for-sale.

      Accumulated depreciation on real estate was $0.0 million and $1.9 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $0.0 million, $0.1 million, $0.2 million and $0.0 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                        SIX MONTHS       SIX MONTHS         Year           Year
                                                          ENDED            ENDED           Ended           Ended
                                                       DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                           2004            2004            2003            2002
                                                       ------------     -----------     ------------    ------------
                                                       (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                              (IN MILLIONS)
 Balances, beginning of period.....................      $    1.7       $       4.4     $       3.7     $       1.4
 Additions charged to income.......................           --                0.3             0.7             2.3
 Deductions for writedowns and asset dispositions..           --               (3.0)            --              --
 Effect of push-down accounting of AXA Financial's
   purchase price of MLOA's net assets.............          1.7               --              --              --
                                                         --------       -----------     -----------     -----------
 Balances, End of Period...........................      $    --        $       --      $       4.4     $       3.7
                                                         ========       ===========     ===========     ===========
 Balances, end of period comprise:
 Mortgage loans on real estate.....................      $    --        $       --      $       4.4     $       3.7
                                                         ========       ===========     ===========     ===========

5)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset as of December 31, 2004, related to the Holding Company's acquisition of MONY:

                                                                              LESS:              LESS:
                                                        GROSS CARRYING     ACCUMULATED        IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)      RECAPTURE(2)        NET
                                                        --------------   ---------------      ------------    -----------
                                                                                    (IN MILLIONS)
   VOBA..............................................    $     416.5     $     (29.6)        $     (32.1)    $     354.8
                                                         ===========     ===========         ===========     ===========

      For the six months ended December 31, 2004, total amortization expense related to VOBA was $16.7 million. VOBA amortization is estimated to range between $36.0 million and $46.0 million annually over the next five years.

      -------------
      (1)   Includes reactivity to unrealized investment gains and losses.
      (2) The impact of recapture shown above relates to the December 31, 2004 recapture by USFL of level premium term insurance contracts previously ceded to MLOA under the modified coinsurance agreement between MLOA and USFL, as described further in Note 11.

6)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                         ------------     ------------    ------------    ------------
                                                         (SUCCESSOR)      (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities.......................................  $      45.8      $      51.8     $      94.1     $      87.3
Mortgage loans on real estate..........................         16.0             16.0            29.6            14.8
Policy loans...........................................          3.0              2.9             5.5             6.3
Other investment income................................          2.1             (0.9)            0.9             3.0
                                                         -----------      -----------     -----------     -----------
 Gross investment income...............................         66.9             69.8           130.1           111.4
Investment expenses....................................         (4.1)            (5.5)          (11.6)           (3.9)
                                                         -----------      -----------     -----------     -----------
Net Investment Income..................................  $      62.8      $      64.3     $     118.5     $     107.5
                                                         ===========      ===========     ===========     ===========

      Investment Gains (Losses), including changes in the valuation allowances, follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                         -----------      ------------    ------------    ------------
                                                         (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities...................................      $    (4.6)       $      (3.4)    $       8.1     $      (7.4)
Mortgage loans on real estate......................              -                2.7             3.5            (2.2)
Other..............................................              -                -               0.2            (0.6)
                                                         ---------        -----------     -----------     -----------
Investment Gains (Losses), Net.....................      $    (4.6)       $      (0.7)    $      11.8     $     (10.2)
                                                         =========        ===========     ===========     ===========

      Writedowns of fixed maturities amounted to $5.1 million, $0.9 million, $8.6 million and $12.5 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002.

      For the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $48.9 million, $363.1 million, $145.3 million and $82.8 million. Gross gains of $2.1 million, $6.9 million, $10.7 million and $4.8 million and gross losses of $1.3 million, $10.0 million, $0.0 million and $1.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002 amounted to $36.1 million, $(41.0) million, $(3.2) million and $69.2 million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                         SIX MONTHS      SIX MONTHS          Year             Year
                                                            ENDED           ENDED            Ended           Ended
                                                         DECEMBER 31,      JUNE 30,       December 31,    December 31,
                                                            2004            2004             2003             2002
                                                         -----------     -----------      -----------     -----------
                                                         (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                  (IN MILLIONS)
Balance, beginning of period...........................  $      12.8    $       24.2     $       24.7     $       4.7
Changes in unrealized investment gains (losses)........         36.1           (41.5)            (2.9)           68.9
Changes in unrealized investment gains (losses)
attributable to:.......................................
   DAC and VOBA........................................        (13.2)           23.9              2.2           (38.1)
   Deferred income taxes...............................         (8.0)            6.2              0.2           (10.8)
Effect of push-down accounting of AXA Financial's
   purchase price on MLOA's net assets.................        (12.8)           --               --              --
                                                         -----------     -----------      -----------     -----------
Balance, end of period.................................  $      14.9     $      12.8      $      24.2     $      24.7
                                                         ===========     ===========      ===========     ===========

Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities.................................  $      36.1     $      43.5      $      84.9     $      87.9
   Amounts of unrealized investment gains (losses)
      attributable:....................................
      DAC and VOBA to..................................        (13.2)          (23.9)           (47.8)          (50.0)
      Deferred income taxes............................         (8.0)           (6.8)           (12.9)          (13.2)
                                                         -----------     -----------      -----------     -----------
Balance, end of period.................................  $      14.9     $      12.8      $      24.2     $      24.7
                                                         ===========     ===========      ===========     ===========

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

7)    OTHER COMPREHENSIVE INCOME (LOSS)

      The components of other comprehensive income (loss) for the past three years follow:

                                                                SIX MONTHS      SIX MONTHS          Year           Year
                                                                   ENDED           ENDED           Ended          Ended
                                                               DECEMBER 31,       JUNE 30,      December 31,     December 31,
                                                                   2004            2004             2003             2002
                                                               -----------     -----------      -----------     -----------
                                                              (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                      (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the period...  $      36.3     $     (41.7)     $      (6.4)    $      72.1
   (Gains) losses reclassified into net earnings during
   the period................................................         (0.2)            0.2              3.5            (3.2)
                                                               -----------     -----------      -----------     -----------
Net unrealized gains (losses) on investments.................         36.1           (41.5)            (2.9)           68.9
Adjustments for DAC and VOBA and deferred income taxes.......        (21.2)           30.1              2.4           (48.9)
                                                               -----------     -----------      -----------     -----------
Total Other Comprehensive Income (Loss)......................  $      14.9     $     (11.4)     $      (0.5)    $      20.0
                                                               ===========     ===========      ===========     ===========


8)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      Variable Annuity Contracts - GMDB and GMIB
      ------------------------------------------

      MLOA issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals); or

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2004:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)
      Balance at December 31, 2003.......................   $        3.5       $        -         $         3.5
        Impact of adoption of SOP 03-1...................           (2.8)               0.1                (2.7)
        Paid guarantee benefits..........................           (3.0)               -                  (3.0)
        Other changes in reserve.........................            3.3                -                   3.3
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004.......................   $        1.0       $        0.1       $         1.1
                                                           ================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                           --------------------
                                                              (IN MILLIONS)
      Balance at December 31, 2003.......................   $        -
        Impact of adoption of SOP 03-1...................            0.3
        Paid guarantee benefits ceded....................           (2.9)
        Other changes in reserve.........................            3.5
                                                           --------------------
      Balance at December 31, 2004.......................   $        0.9
                                                           ====================

      The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN
                                                  OF
                                                PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                               ---------     ----------     ----------      ----------      ----------
                                                                       (DOLLARS IN MILLIONS)
      GMDB:
        Account value (1)..................    $   1,168     $   2,039            N.A.      $    205        $   3,412
        Net amount at risk, gross..........    $      16     $     248            N.A.      $     12        $     276
        Net amount at risk, net of
          amounts reinsured................    $      16     $     231            N.A.      $      0        $     247
        Average attained age of
          contractholders..................         60.7          60.3            N.A.          59.6             60.4
        Percentage of contractholders
          over age 70......................         17.3%         14.2%           N.A.          11.3%            15.4%
        Guaranteed minimum return rates....         N.A.          N.A.            N.A.           5.0%             5.0%

      GMIB:
        Account value (2)..................         N.A.          N.A.       $     205          N.A.        $     205
        Net amount at risk, gross..........         N.A.          N.A.       $       0          N.A.        $       0
        Net amount at risk, net of
          amounts reinsured................         N.A.          N.A.       $       0          N.A.        $       0
        Weighted average years
          remaining until earliest
          annuitization............... ....         N.A.          N.A.             7.3          N.A.              7.3
         Guaranteed minimum return
           rates...........................         N.A.          N.A.             5.0%         N.A.              5.0%

      ----------------------
      (1) Included General Account balances of $215 million, $327 million and $35 million, respectively, for a total of $577 million.
      (2)   Included General Account balances of $35 million.

      For contracts with the GMDB feature, the net amount at risk in the event of death as of December 31, 2004 is the amount by which the GMDB benefits exceeds related account values.

      For contracts with the GMIB feature, the net amount at risk in the event of annuitization as of December 31, 2004 is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

             INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                          DECEMBER 31,       December 31,
                                              2004               2003
                                        ----------------  ------------------
                                          (SUCCESSOR)       (PREDECESSOR)
                                                   (IN MILLIONS)
    GMDB:
       Equity........................    $    2,209        $    2,003
       Fixed income..................           452               413
       Balanced......................            67                67
       Other.........................           108               155
                                        ----------------  ------------------
       Total.........................    $    2,836        $    2,638
                                        ================  ==================

    GMIB:
       Equity........................    $      126        $       72
       Fixed income..................            37                26
       Balanced......................             3                 2
       Other.........................             4                 5
                                        ----------------  ------------------
       Total.........................    $      170        $      105
                                        ================  ==================

    VARIABLE AND INTEREST-SENSITIVE LIFE INSURANCE POLICIES - NO LAPSE GUARANTEE
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2004 MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

9)  INCOME TAXES

    A summary of the income tax expense in the statements of operations follows:

                                     SIX MONTHS      SIX MONTHS          Year            Year
                                       ENDED            ENDED           Ended           Ended
                                    DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                        2004            2004             2003            2002
                                    -----------     -----------      -----------     -----------
                                   (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                            (IN MILLIONS)
Income tax expense (benefit):
    Current (benefit) expense.....  $       0.0     $     (29.3)     $     (30.1)    $     (56.0)
    Deferred expense..............         12.4            18.8             35.0            47.2
                                    -----------     -----------      -----------     -----------
Total.............................  $      12.4     $     (10.5)     $       4.9     $      (8.8)
                                    ===========     ===========      ===========     ===========

        The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -----------      -----------     -----------
                                                       (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                (IN MILLIONS)
Tax at statutory rate.................................  $      13.6     $      (8.9)     $      10.9     $      (8.7)
Dividends received deduction..........................         (1.2)           (1.6)            (3.2)           (1.0)
Tax settlements/accrual adjustments...................          -               -               (2.8)            -
Other.................................................          -               -                -               0.9
                                                        -----------     -----------      -----------     -----------
Federal income tax expense (benefit)..................  $      12.4     $     (10.5)     $       4.9     $      (8.8)
                                                        ===========     ===========      ===========     ===========

        The components of the net deferred Federal income taxes are as follows:

                                               DECEMBER 31, 2004                    December 31, 2003
                                        ---------------------------------  ---------------------------------
                                                  (SUCCESSOR)                        (Predecessor)
                                        ---------------------------------  ---------------------------------
                                            ASSETS         LIABILITIES         Assets         Liabilities
                                        ---------------  ----------------  ---------------   ---------------
                                                                   (IN MILLIONS)
Compensation and related benefits......  $       -        $        -        $        0.1      $       -
Reserves and reinsurance...............        227.3               -                65.9              -
DAC....................................         25.6               -                 -              222.6
VOBA...................................          -               124.7               -                -
Investments............................          -               182.1               -               25.3
Tax loss carryforwards.................          9.6               -                 -                -
Goodwill and intangibles...............          -                10.6               -                -
Other..................................          0.2               -                 4.5              -
                                        ---------------  ----------------  ---------------   ---------------
Total..................................  $     262.7      $      317.4      $       70.5      $     247.9
                                        ===============  ================  ===============   ===============

      At December 31, 2004, the Company has a federal tax loss carryforwards in the amount of $27.5 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of the Company's returns will have no material adverse effect on the Company's results of operations or financial position.

10)   STOCK OPTIONS

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. In the predecessor periods, MONY Life elected to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. On July, 8, 2004, all outstanding stock options were paid out or cancelled upon the completion of the acquisition of MONY by the Holding Company. Based on the definition of an "employee" prescribed in the Internal Revenue Code, MONY Life's career financial professionals did not qualify as employees. The following table reflects the effect on net (loss) earnings of MLOA as if the accounting prescribed by SFAS 123 had been applied by MONY Life to the options granted to employees and outstanding as at June 30, 2004, and December 31, 2003 and 2002:

                                                               SIX MONTHS           Year            Year
                                                                  ENDED            Ended           Ended
                                                                 JUNE 30,       December 31,    December 31,
                                                                  2004              2003            2002
                                                               -----------      -----------     -----------
                                                              (PREDECESSOR)    (PREDECESSOR)    (PREDECESSOR)
                                                                               (IN MILLIONS)
Net (Loss) Earnings as reported...........................     $     (11.0)     $      26.2     $     (17.1)
Less: total stock-based employee compensation expense
determined under fair value method for all awards, net
of income tax.............................................            (1.9)            (2.8)           (2.6)
                                                               -----------      -----------     -----------
Pro Forma Net (Loss) Earnings.............................     $     (12.9)     $      23.4     $     (19.7)
                                                               ===========      ===========     ===========

11)   RELATED PARTY TRANSACTIONS

      MLOA has service agreements with affiliates whereby personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. As a result of such allocations, MLOA incurred expenses of $24.9 million, $46.2 million, $73.8 million and $61.8 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. At December 31, 2004 MLOA had a receivable from affiliates in connection with these service agreements of $2.3 million. At December 31, 2003 MLOA had a payable to MONY Life in connection with this service agreement of $13.6 million.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.5 million, $3.0 million, $6.0 million, and $2.6 million for the six months ended December 31, 2004, six months ended June 30, 2004, full years 2003 and 2002, respectively. In addition, MLOA had an intercompany payable of $0.2 million and $1.7 million at December 31, 2004 and December 31, 2003, respectively, related to these agreements.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shares in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimburses USFL for its quota share of expense allowances, as defined in the MODCO agreement. The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                      SIX MONTHS      SIX MONTHS         Year            Year
                                                        ENDED           ENDED           Ended           Ended
                                                     DECEMBER 31,      JUNE 30,      December 31,    December 31,
                                                         2004            2004            2003            2002
                                                     -----------     -----------     -----------     -----------
                                                     (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                            (IN MILLIONS)
REVENUES:
Universal life and investment-type product policy
   fees............................................  $       7.8     $       7.3     $      12.0     $       8.2
Premiums ..........................................         59.2            53.2            88.7            63.9
                                                     -----------     -----------     -----------     -----------
                                                            67.0            60.5           100.7            72.1
                                                     -----------     -----------     -----------     -----------
BENEFITS AND EXPENSES:
Benefits to policyholders..........................         53.2            40.7            69.0            43.8
Interest credited to policyholders' account
   balances........................................          2.6             2.3             3.3             2.1
Amortization of deferred policy acquisition costs..          3.2             8.7            13.8             9.5
Capitalization of deferred policy acquisition
   costs ..........................................        (34.9)          (33.4)          (60.7)          (49.9)
Amortization of value of business acquired.........          2.8            --              --              --
Other operating costs and expenses.................         43.4            44.3            77.4            61.4
                                                     -----------     -----------     -----------     -----------
                                                            70.3            62.6           102.8            66.9
                                                     -----------     -----------     -----------     -----------
(Loss)/earnings from continuing operations before
income taxes.......................................  $      (3.3)    $      (2.1)    $      (2.1)    $       5.2
                                                     ===========     ===========     ===========     ===========

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gain on recapture of reinsurance from USFL of $9.0 million ($5.0 million after federal income tax). The following table presents the impact of the recapture of reinsurance with USFL on MLOA's assets and liabilities:

                                                       DECEMBER 31,
                                                            2004
                                                      --------------
                                                       (IN MILLIONS)

ASSETS
Fixed maturities...................................   $       84.6
Cash and cash equivalents..........................           10.4
Accrued investment income..........................            1.1
Deferred policy acquisition costs..................          (24.3)
VOBA...............................................          (32.1)
Other assets.......................................            6.3
                                                      ------------
TOTAL ASSETS                                          $       46.0
                                                      ------------
LIABILITIES
Future policy benefits.............................   $       34.1
Other liabilities..................................            2.9
Income taxes payable...............................            4.0
                                                      ------------
TOTAL LIABILITIES                                             41.0
                                                      ------------
Net impact of recapture of reinsurance from USFL...   $        5.0
                                                      ============

      The MODCO arrangement with USFL remains in effect for the universal life insurance policies previously assumed and for new level term and universal life business issued on or subsequent to January 1, 2005. At December 31, 2004 and 2003, MLOA recorded a payable of $27.8 million and $17.2 million, respectively, to USFL in connection with this agreement.

      MLOA recognized income (losses) of $7.1 million, $(4.6) million and $5.5 million for the six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively, on the embedded derivative within the MODCO agreement with USFL as prescribed by the accounting provisions of DIG B36, effective for the first fiscal quarter beginning after September 15, 2003. In addition, MLOA had a swap asset of $3.3 million and $5.5 million at December 31, 2004 and 2003, respectively, related to this embedded derivative. MLOA accounts for the embedded derivative as a total return swap.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2004 is $36.8 million.

12)   REINSURANCE

      During the predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, MLOA continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with MLOA reinsuring 65% of each risk up to its $4.0 million retention and 100% of any excess. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $75.6 million and $59.6 million, of which $43.9 million and $33.8 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -----------      -----------     -----------
                                                        (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)  (PREDECESSOR)
                                                                                (IN MILLIONS)
Direct premiums.......................................  $      44.8     $      37.7      $      73.2     $      50.9
Reinsurance assumed from USFL.........................         59.2            53.2             88.7            63.9
Reinsurance ceded.....................................        (19.0)          (13.5)           (20.9)          (14.2)
                                                        -----------     -----------      -----------     -----------
Premiums..............................................  $      85.0     $      77.4      $     141.0     $     100.6
                                                        ===========     ===========      ===========     ===========
Universal Life and Investment-type Product Policy
   Fee Income Ceded...................................  $      22.7     $      15.9      $      30.0     $      26.3
                                                        ===========     ===========      ===========     ===========
Policyholders' Benefits Ceded.........................  $      24.0     $      10.8      $      42.6     $      32.2
                                                        ===========     ===========      ===========     ===========


13)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      FAIR VALUE OF FINANCIAL INSTRUMENTS

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 are presented below:

                                                                   DECEMBER 31,
                                        --------------------------------------------------------------------
                                                      2004                               2003
                                        ---------------------------------  ---------------------------------
                                                  (SUCCESSOR)                        (Predecessor)
                                           CARRYING         ESTIMATED         Carrying         Estimated
                                            VALUE          FAIR VALUE          Value           Fair Value
                                        ---------------  ----------------  ---------------   ---------------
                                                                   (IN MILLIONS)
Mortgage loans on real estate..........  $      373.2     $       378.0     $       419.6     $      445.7
Policy loans...........................          93.0             107.9              86.1            103.0
Policyholders liabilities:
   Investment contracts................         977.8             972.2             946.1            921.3
Note payable to affiliate..............          36.8              36.8              39.6             39.6


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $43.1 million in commitments under existing mortgage loan agreements at December 31, 2004.

15)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (NOW KNOWN AS DEFILLIPPO, ET AL. V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE COMPANY OF AMERICA), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. In March 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. In October 1997 the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. In December 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under the New York General Business Law ("GBL")), which was remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York GBL claim, only New York purchasers could proceed with such claims. In July 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision holding that only New York purchasers could assert GBL [Section] 349 claims (New York's Consumer Protection Statute). In September 2002 in light of the New York Court of Appeals' decision, MONY Life and MLOA filed a motion to decertify the class with respect to the sole remaining claim in the case. By orders entered in April and May 2003, the New York State Supreme Court denied preliminarily the motion for decertification, but held the issue of decertification in abeyance pending appeals by plaintiffs in related cases and a hearing on whether the class, or a modified class, could satisfy the requirements of the class action statute in New York. In December 2004, the Appellate Division, First Department unanimously reversed the denial of MONY Life's motion for decertification, and ordered decertification of the class with respect to the sole remaining GBL claim. In March 2005, the Appellate Divsion denied plaintiff's motion for reargument or, alternatively, for leave to appeal that decision to the Court of Appeals.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. While most of the cases before the District Court have been held in abeyance pending the outcome in Goshen, in June 2003, the Court granted plaintiffs in two of the constituent cases (the MCLEAN and SNIPES cases) leave to amend their complaints to delete all class action claims and allegations other than (in the case of MCLEAN) those predicated on alleged violations of the Massachusetts and Illinois consumer protection statutes. In November 2003, the Court in McLean entered an order granting defendants' motion for summary judgment on res judicata grounds as to the individual claims of the proposed class representatives of the putative statewide class comprised of Massachusetts purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers. An agreement in principle has been reached to settle the claims of the individual Illinois plaintiffs which, if consummated, will result in the dismissal of their claims under the Illinois consumer protection statue.


      (ii) The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial (AIMA)), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP, INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. MLOA's management does not believe the outcome of this matter will have a material impact on MLOA's financial position or results of operations.

      Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. A stipulation of discontinuance for the NORTH BORDER action was filed with the New York State Supreme Court in November, 2004. MLOA has not been named as a party in the LAUFER action.

      The previously disclosed lawsuit entitled THE MONY GROUP INC. V. HIGHFIELDS CAPITAL MANAGEMENT LP, LONGLEAF PARTNERS SMALL-CAP FUND AND SOUTHEASTERN ASSET MANAGEMENT, has been settled and dismissed without prejudice. MLOA's management does not believe the outcome of this matter will have a material impact on MLOA's financial position or results of operations.

                             -------------------------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of MLOA. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on MLOA's results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      For 2004, 2003 and 2002, MLOA's statutory net loss was $83.4 million, $79.6 million and $91.9 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $250.1 million and $301.0 million at December 31, 2004 and 2003, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2004, 2003 and 2002.

      At December 31, 2004, MLOA, in accordance with various government and state regulations, had $6.2 million of securities deposited with such government or state agencies.

      At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                       THREE MONTHS ENDED
                                            -----------------------------------------------------------------------
                                              MARCH 31,        JUNE 30,(1)       SEPTEMBER 30,     DECEMBER 31,(2)
                                             ------------      -----------       ------------      ---------------
                                            (PREDECESSOR)     (PREDECESSOR)       (SUCCESSOR)         (SUCCESSOR)
                                                                        (IN MILLIONS)
        2004
        Total Revenues....................   $      125.4      $     105.7       $      122.9       $      127.8
                                             ============      ===========       ============       ============
        Earnings (Loss) from Continuing
          Operations......................   $        1.8      $     (16.6)      $       14.0       $       12.5
                                             ============      ===========       ============       ============
        Net Earnings (Loss) ..............   $        5.6      $     (16.6)      $       14.0       $       12.5
                                             ============      ===========       ============       ============

                                                                       Three Months Ended
                                            -----------------------------------------------------------------------
                                              March 31,        June 30,(1)       September 30,     December 31,(2)
                                             ------------      -----------       ------------      ---------------
                                            (PREDECESSOR)     (PREDECESSOR)       (SUCCESSOR)         (SUCCESSOR)
                                                                        (IN MILLIONS)
        2003
        Total Revenues....................   $      100.8      $     117.4       $      114.6       $      122.0
                                             ============      ===========       ============       ============
        (Loss) Earnings from Continuing
          Operations......................   $       (1.4)     $       7.9       $        2.2       $       17.6
                                             ============      ===========       ============       ============
        Net (Loss) Earnings...............   $       (1.4)     $       7.9       $        2.2       $       17.5
                                             ============      ===========       ============       ============

      (1) Results for the three months ended June 30, 2004 include recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the net loss for the period by $6.0 million.

      (2) Results for the three months ended December 31, 2004 include the net gain of $5.0 million recorded from the recapture by USFL of all of the term policies that had previously been assumed by MLOA under its MODCO agreement with USFL (see Note 11).

                                     PART C

                                OTHER INFORMATION

      Item 26.   Exhibits

(a)  Board of Directors Resolutions.

     1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L (1)

(b)  Custodian Agreements. Not applicable.

(c)  Underwriting Contracts.

     1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp. (2)

     2) Proposed specimen agreement between MONY Securities Corp. and registered representatives (2)

     3) Specimen commission schedule (Career Contract Schedule) (3)

     4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. (10)

     5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. (10)

     6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (10)

(d)  Contracts.

     1)  Specimen form of policy (7)

     2)  Form of Term Life Term Rider (4)

     3)  Form of Additional Term Life Insurance Rider (4)

     4)  Form of Enhanced Maturity Extension Rider (4)

     5)  Form of Maturity Extension Rider (4)

     6)  Form of Spouse's Yearly Renewable Term Rider (4)

     7)  Form of Accidental Death and Dismemberment Rider (4)

     8)  Form of Purchase Option Rider (4)

     9)  Form of Waiver of Monthly Deduction Rider (4)

     10) Form of Waiver of Specified Premiums Rider (4)

     11) Form of Accelerated Death Benefit Rider (4)

     12) Form of Children's Term Life Insurance Rider (4)

     13) Form of Guaranteed Death Benefit to Age 100 Rider (4)

(e)  Applications.

     (1) Form of application for Life Insurance. (3)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as amended July 22, 2004). (10)

     2)  By-Laws of MONY Life Insurance Company of America (as Amended July 22,
         2004). (10)

(g)  Reinsurance Contracts.

     1) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America (13)

     2) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America (7)

h.   Participation Agreements.

     1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated (6)

         (i)  Form of Amendment dated May 1, 2003. (9)

     2) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC. (10)

     3) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America (6)

         (i)  Form of Amendment dated September 1, 2003. (9)

     4) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America (6)

     5) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co.
         (6)

         (i)  Form of Amendment dated September 1, 2003. (9)

     6) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America (7)

         (i)  Form of Amendment dated November 1, 2003. (9)

     7) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC (6)

     8) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America (6)

         (i)  Form of Amendment dated September 1, 2003. (9)

     9) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation (8)

         (i)  Form of Amendment dated April 30, 2003. (9)

(i)  Administrative Contracts.

     1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company (12)

(j)  Other Material Contracts.

     1) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director. (13)
     2) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director. (13)
     3) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller. (13)
     4)  Power of Attorney for Bruce W. Calvert, Director. (13)
     5)  Power of Attorney for Henri de Castries, Director. (13)
     6)  Power of Attorney for Denis Duverne, Director. (13)
     7)  Power of Attorney for John C. Graves, Director. (13)
     8)  Power of Attorney for Mary R. (Nina) Henderson, Director. (13)
     9)  Power of Attorney for James F. Higgins, Director. (13)
     10) Power of Attorney for W. Edwin Jarmain, Director. (13)
     11) Power of Attorney for Christina Johnson Wolff, Director. (13)
     12) Power of Attorney for Scott D. Miller, Director. (13)
     13) Power of Attorney for Joseph H. Moglia, Director. (13)
     14) Power of Attorney for Peter J. Tobin, Director. (13)

(k)  Legal Opinion.

     1) Opinion and consent of Dodie Kent, Esq. (11)

(l)  Actuarial Opinion.  Not applicable.

(m)  Calculations. (8)

(n)  Other Opinions.

     1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (11)

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p)  Initial Capital Agreements. Not applicable.

(q)  Redeemability Exemption. (7)


--------------------

(1) Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(2) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(3) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

(4) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

(5) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72259) filed on April 18, 2001.

(6) Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(7) Incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(8) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

(9) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(10) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(11)  Filed herewith.

(12) Incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(13) Incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005

      Item 27. Directors and Officers of the Depositor

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President


     Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2005.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
          LAST UPDATED: 04/13/2005

                                                                                                        State of        State of
                                                                                          Type of      Incorp. or      Principal
                                                                                         Subsidiary     Domicile       Operation
                                                                                         ----------     --------       ---------

                                                                                                    --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                    DE              NY
------------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                                ND              ND
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                HCO            DE              CT
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                        Operating         DE              CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                      Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                        Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                 Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                      Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    HCO            DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                              Insurance         NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.    Insurance     Argentina       Argentina
                           ---------------------------------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                 HCO         Jamaica         Jamaica
                           ---------------------------------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.               Operating   Cayman Islands  Cayman Islands
                           ---------------------------------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.           Operating       Brazil          Brazil
                               -----------------------------------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *       Insurance   Cayman Islands  Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                              Insurance         AZ              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                     Operating         MA              GA
                       -------------------------------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                           Operating         MD              NY
                   -----------------------------------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  HCO            OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                           Insurance         OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                  Operating         OH              OH
                       -------------------------------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                              Operating         DE              PA
                       -------------------------------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                               Operating         GA              GA
                       -------------------------------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    HCO            NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Securities Corporation                                       Operating         NY              NY
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                               DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                                   DE              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                               DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                              Operating         DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                           Operating         AL              AL
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                   Operating         DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                    Operating         MA              MA
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                           Operating         NV              NV
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                      Operating        P.R.            P.R.
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                        Operating         TX              TX
                   -----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                            Insurance         NY              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                   Insurance         CO              CO
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                             Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                        Investment        DE              NY
                   -----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                 Investment        **
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        HCO            NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
              ----------------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       HCO            DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                               Investment        PA              PA
              ----------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                                 Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                 Investment        DE              PA
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                           Parent's
                                                                                                              Number of   Percent of
                                                                                             Federal           Shares      Ownership
                                                                                            Tax ID #            Owned     or Control
                                                                                            ---------           -----     ----------

                                                                                     ----------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     13-3623351
-----------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                 45-0373941           1,000      100.00%
      -----------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                13-4139153                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                           75-2961816                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                         13-4194065                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                           13-4194080                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                    54-1533186                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                         54-1968996                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    13-3976138                      100.00%
      -----------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                                 13-1632487                      100.00%
              ---------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         13-3790446                      100.00%
                   ----------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.       98-0157781                      100.00%
                           --------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                                                  99.00%
                           --------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.                  98-0152047                      100.00%
                           --------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.                                               99.00%
                               ----------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *          98-0152046                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                                 86-0222062                      100.00%
                   ----------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                        58-6303987                      100.00%
                       ------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                              13-3388742                      100.00%
                   ----------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  31-1296919                      100.00%
                   ----------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                              38-2046096                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            11-3722370                      100.00%
                   ----------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                     31-1465146                       99.00%
                       ------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                                 22-3015130                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                                  13-2848244                      100.00%
                       ------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                                  58-1660289                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    13-2662263                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                                  13-2645490                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Securities Corporation                                          13-2645488                      100.00%
      -----------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                52-2197822               -      100.00%
      -----------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                    13-4078005           1,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                13-4071393               -      100.00%
              ---------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                                 06-1555494               -      100.00%
              ---------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                              06-1562392               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                      13-4085852               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                       04-3491734               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                              13-3389068                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                         66-0577477                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                           75-2529724           1,050      100.00%
                   ----------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                               13-5570651       2,000,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                      13-3198083       1,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                                13-3385076               -            -
              ---------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                           13-3385080               -            -
                   ----------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                        -                    -            -
              ---------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        22-2766036               -      100.00%
              ---------------------------------------------------------------------------------------------
                   See Attached Listing A
              ---------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       13-2677213       5,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                                  23-2702404           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              STCS, Inc.                                                                    13-3761592           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                    23-2671508              50      100.00%
              ---------------------------------------------------------------------------------------------


                                                                                                 Comments
                                                                                         (e.g., Basis of Control)
                                                                                         ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)
      -------------------------------------------------------------------------------
      The Advest Group, Inc.
      -------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.
      -------------------------------------------------------------------------------
      MONY Capital Management, Inc.
      -------------------------------------------------------------------------------
      MONY Asset Management, Inc.
      -------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.
      -------------------------------------------------------------------------------
      Matrix Private Equities, Inc.
      -------------------------------------------------------------------------------
      MONY Holdings, LLC
      -------------------------------------------------------------------------------
              MONY Life Insurance Company *
              -----------------------------------------------------------------------
                   MONY International Holdings, LLC
                   ------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.
                           ----------------------------------------------------------
                           MONY Financial Resources of the Americas Limited
                           ----------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.
                           ----------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.
                               ------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *
                   ------------------------------------------------------------------
                   MONY Life Insurance Company of America *
                   ------------------------------------------------------------------
                       Enterprise Accumulation Trust
                       --------------------------------------------------------------
                       Mony Series Funds, Inc.
                   ------------------------------------------------------------------
                   Sagamore Financial, LLC
                   ------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *
                   ------------------------------------------------------------------
                   MONY Financial Services, Inc.
                   ------------------------------------------------------------------
                       Financial Marketing Agency, Inc.
                       --------------------------------------------------------------
                       MONY Brokerage, Inc.
                       --------------------------------------------------------------
                       1740 Ventures, Inc.
                       --------------------------------------------------------------
                       Enterprise Capital Management, Inc.
                       --------------------------------------------------------------
                       MONY Assets Corp.
                       --------------------------------------------------------------
                       1740 Advisers, Inc.
                       --------------------------------------------------------------
                       MONY Securities Corporation
      -------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)
          ---------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)
              -----------------------------------------------------------------------
              AXA Network, LLC     (Note 6)
              -----------------------------------------------------------------------
                   AXA Network of Alabama, LLC
                   ------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC
                   ------------------------------------------------------------------
                   AXA Network of Nevada, Inc.
                   ------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.
                   ------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                          NAIC # 62944
          ---------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                 NAIC # 62880
              -----------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                           G.P & L.P.
              -----------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                      G.P.
                   ------------------------------------------------------------------
              Real Estate Partnership Equities (various)                               **
              -----------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)
              -----------------------------------------------------------------------
                   See Attached Listing A
              -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)
              -----------------------------------------------------------------------
              Wil-Gro, Inc
              -----------------------------------------------------------------------
              STCS, Inc.
              -----------------------------------------------------------------------
              EVSA, Inc.
              -----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

   *  Affiliated Insurer

   ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

   *** All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

   As of December 21, 2004, AXF and its subsidiaries owned 61.33% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
        AXF held directly 32,699,154 Alliance Capital Units (12.75%),
        AXA Equitable Life directly owned 7,765,204 Alliance Capital Units (3.03%),
        ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.82%), and
        ECMC, LLC owned 40,880,637 Alliance Capital Units (15.94%).
   Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   On December 21, 2004, AXF contributed 4,389,192 (1.71%)Alliance Capital Units to MONY Life and 1,225,000 (.48%)Alliance Capital Units to MLOA.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to
    MMA.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                          dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                                      State of
                                                                                                         Type of     Incorp. or
                                                                                                        Subsidiary    Domicile
                                                                                                        ----------    --------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                              Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                               Operating        VT
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                   Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                           Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                       Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                  Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                         Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                 Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                Investment       TX
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                      Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                           Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                          Operating        MA
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                 Operating        TX
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                         Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                        Operating        DE
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                          State of
                                                                                                         Principal    Federal
                                                                                                         Operation   Tax ID #
                                                                                                         ---------   ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                                   NY      13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                                    VT      06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                        NY      13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                                NY      13-3544879
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                            NY      13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                       GA      58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                              NY      13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                      NY      13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                     TX      75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                           NJ      58-2169594
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                     NY      52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                     AL      52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                            CT, ME,NY   06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                               MA      04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                      TX      74-3006330
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                              NY      13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                             NJ      22-3492811
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                   Parent's
                                                                                    Number of      Percent of         Comments
                                                                                     Shares        Ownership       (e.g., Basis
                                                                                      Owned        or Control       of Control)
                                                                                      -----        ----------   --------------------

AXA Financial, Inc.
-----------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -----------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          -------------------------------------------------------------------------
              Equitable Holdings, LLC
              ---------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                500      100.00%
                   ----------------------------------------------------------------
                   Equitable Casualty Insurance Company *                               1,000      100.00%
                   ----------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                       -      100.00%
                   ----------------------------------------------------------------
                       Equitable Capital Private Income & Equity                                            ECMC is G.P.
                         Partnership II, L.P.                                               -            -  ("Deal Flow Fund II")
                   ----------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)         100      100.00%
                   ----------------------------------------------------------------
                       See Attached Listing B
                   ----------------------------------------------------------------
                   Equitable JVS, Inc.                                                  1,000      100.00%
                   ----------------------------------------------------------------
                       Astor Times Square Corp.                                           100      100.00%
                       ------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                   100      100.00% G.P. of Astor
                       ------------------------------------------------------------                          Acquisition. L.P.
                       PC Landmark, Inc.                                                1,000      100.00%
                       ------------------------------------------------------------
                       EJSVS, Inc.                                                      1,000      100.00%
                   ----------------------------------------------------------------
                   AXA Distributors, LLC                                                    -      100.00%
                   ----------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                    -      100.00%
                       ------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                               -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC              -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                 1,000      100.00%
                   ----------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                         1,000      100.00%
                   ----------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)          100      100.00%
                   ----------------------------------------------------------------

*  Affiliated Insurer

      Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
      Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its
        subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
      Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------

                                                                                                       State of    State of
                                                                                          Type of     Incorp. or  Principal
                                                                                         Subsidiary    Domicile   Operation
                                                                                         ----------    --------   ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)   Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)          Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                           Albion Alliance LLC                                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                            HCO           DE          MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                  HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                    HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                           Operating      India       India
                               -----------------------------------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                         Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                   Operating       Lux.        Lux.
                                    ------------------------------------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                      Operating      Spain       Spain
                               -----------------------------------------------------------------------------------------------------
                               ACM International (France) SAS                            Operating      France      France
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                   Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd             Operating      Japan       Japan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Australia Limited                        Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                Operating      Taiwan      Taiwan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                 Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                       Operating      Brazil      Brazil
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Limited                                  Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                       Operating       U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                        Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                   Operating        DE      Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited             Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                  Operating        DE        Canada
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited           Operating       N.Z.        N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                                               Number of
                                                                                            Federal             Shares
                                                                                           Tax ID #              Owned
                                                                                           ---------             -----

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ---------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)
                       -----------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)            13-3434400
                       -----------------------------------------------------------------------------------
                           Albion Alliance LLC                                             13-3903734
                           -------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                           22-3424339
                           -------------------------------------------------------------------------------
                           Alliance Capital Management LLC
                           -------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC
                           -------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                   13-2778645                  10
                           -------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 -
                               ---------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                               -
                               ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                         -
                                    ----------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            -
                               ---------------------------------------------------------------------------
                               ACM International (France) SAS                                  -
                               ---------------------------------------------------------------------------
                               ACM Software Services Ltd.                                  13-3910857
                               ---------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                     13-3548918               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Australia Limited                              -
                               ---------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                      -
                               ---------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                   13-3626546               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                             -
                               ---------------------------------------------------------------------------
                               Alliance Capital Limited                                        -                  250,000
                               ---------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                             -                    1,000
                                    ----------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                      -                   50,000
                               ---------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                              -                    3,999
                               ---------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                     13-3752293
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                    13-3630460              18,750
                               ---------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                 -
                               ---------------------------------------------------------------------------


                                                                                          Parent's
                                                                                          Percent of
                                                                                          Ownership            Comments
                                                                                          or Control   (e.g., Basis of Control)
                                                                                          ----------   ------------------------

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation                                             owns 1% GP interest in
                                                                                                       Alliance Capital Management
                                                                                                       L.P. and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
                   ----------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)               -
                       ------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)
                       ------------------------------------------------------------------
                           Albion Alliance LLC                                                  37.60% Equitable Life = 4.7%;
                                                                                                         3rd parties = 57.7%
                           --------------------------------------------------------------
                           Cursitor Alliance LLC                                               100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management LLC                                     100.00%
                           --------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                                 100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                       100.00%
                           --------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 100.00%
                               ----------------------------------------------------------
                               ACM Global Investor Services S.A.                                99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           1.00% New Alliance Asset Mngmnt
                                                                                                         (Asia) Ltd owns 99%
                                    -----------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            100.00%
                               ----------------------------------------------------------
                               ACM International (France) SAS                                  100.00%
                               ----------------------------------------------------------
                               ACM Software Services Ltd.                                      100.00%
                               ----------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   100.00%
                               ----------------------------------------------------------
                               Alliance Capital Australia Limited                              100.00%
                               ----------------------------------------------------------
                                    Far Eastern Alliance Asset Management                       20.00% 3rd parties = 80%
                               ----------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                       100.00%
                               ----------------------------------------------------------
                               Alliance Capital Latin America Ltd.                              99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                               Alliance Capital Limited                                        100.00%
                               ----------------------------------------------------------
                                    Alliance Capital Services Ltd.                             100.00%
                                    -----------------------------------------------------
                                        Dimensional Trust Management Ltd.                      100.00%
                               ----------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                               99.98% Alliance Cap. Oceanic Corp.
                                                                                                         owns 0.025%
                               ----------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management Australia Limited                    50.00% 3rd parties = 50%
                               ----------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                        100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                  50.00% 3rd parties = 50%
                               ----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                                         State of    State of
                                                                                             Type of    Incorp. or  Principal
                                                                                            Subsidiary   Domicile   Operation
                                                                                            ----------   --------   ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.               Operating   So Africa   So Africa
                               -----------------------------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                   Operating     Nambia      Nambia
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                 Operating   Singapore   Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                    Operating   Mauritius   Mauritius
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd   Operating     India       India
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                        Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)         Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                      Operating       DE          NJ
                               -----------------------------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                     Operating     Russia      Russia
                               -----------------------------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                       Operating    So Korea    So Korea
                               -----------------------------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                     Operating      H.K.        H.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                         Operating     Taiwan      Taiwan
                                    ------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                      Operating      Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                    Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.              Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                        Operating     Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                   Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                    Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                          Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                      Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                  Operating     France      France
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                         Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                  Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                              Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------



                                                                                                                  Number of
                                                                                                 Federal           Shares
                                                                                                Tax ID #            Owned
                                                                                                ---------           -----

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                       -
                               --------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                         -
                               --------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   13-3441277               1,000
                               --------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            52-1671668               1,000
                               --------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    13-3802178
                               --------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)             13-3191825                 100
                               --------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          13-3211780                 100
                               --------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                             -
                               --------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                               -
                               --------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                             -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                                 -
                                    ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                              -
                               --------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                   13-3613617              50,000
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                            -
                               --------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                      -
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                                -
                               --------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           -
                               --------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                            -
                                    ---------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                                  -
                                    ---------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                              -
                                    ---------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                          -
                                    ---------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                                 -
                                    ---------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                          -
                                    ---------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                      -
                                    ---------------------------------------------------------------------------


                                                                                           Parent's
                                                                                           Percent of
                                                                                           Ownership            Comments
                                                                                           or Control   (e.g., Basis of Control)
                                                                                           ----------   ------------------------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ----------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                    80.00% 3rd parties = 20%
                               ------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                       100.00%
                               ------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                     100.00%
                               ------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                        100.00%
                               ------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               ------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   100.00% inactive
                               ------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            100.00%
                               ------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    100.00%
                               ------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)                   1
                               ------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          100.00%   formerly, Alliance Fund
                                                                                                            Services, Inc.
                               ------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                          49.00% 3rd parties = 51%
                               ------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                            20.00% 3rd parties = 80%
                               ------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                          50.00% 3rd parties = 50%
                               ------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                    -------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs
                                                                                                          owns 1%
                               ------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                    50.00% Meiji Mutual Life owns 50%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                        100.00%
                               ------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                            100.00%
                               ------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                       100.00%
                               ------------------------------------------------------------
                                    ACM Investments Ltd.                                        100.00%
                                    -------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                              100.00%
                                    -------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                          100.00%
                                    -------------------------------------------------------
                                    Alliance Cecogest S.A.                                      100.00%
                                    -------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                             100.00%
                                    -------------------------------------------------------
                                    Cursitor Holdings Ltd.                                      100.00%
                                    -------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                  100.00%
                                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                     State of           State of
                                                                                   Type of          Incorp. or         Principal
                                                                                  Subsidiary         Domicile          Operation
                                                                                  ----------         --------          ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                         HCO                DE                 CT
      ------------------------------------------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                       Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              Advest Capital, Inc.                                                Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Billings and Company, Inc.                                          Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Billings Management Co.                                        Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Boston Advisors, Inc.                                               Operating             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                      Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest, Inc.                                                        Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                Insurance             CT                 CT
                   -----------------------------------------------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                  Insurance             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                             Operating             DE                 FL
              ----------------------------------------------------------------------------------------------------------------------
              A. B. Realty Corp.                                                  Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Bank Street Management Company                                      Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                              Operating             DE                 DE
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 Operating             DE                 CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                          Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                               Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                             HCO                DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           Insurance             NY                 NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                       HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.     Insurance         Argentina          Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                  HCO             Jamaica            Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                Operating       Cayman Islands     Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.             Operating           Brazil             Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.          Insurance       Cayman Islands     Cayman Islands
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America                              Insurance             AZ                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                  Operating             MA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                        Operating             MD                 NY
              ----------------------------------------------------------------------------------------------------------------------
              Sagamore Financial, LLC                                                HCO                OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                        Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                          HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               Operating             OH                 OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           Operating             DE                 PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         Operating             OH                 OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      Operating             AL                 AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        Operating             TX                 TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                Operating             MA                 MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   Operating             WA                 WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   Operating             NM                 NM
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            Operating             GA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         Operating             DE                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                 HCO                NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             Operating             DE                 NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                Operating             DE                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                    Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            Operating             MN                 NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          Operating             MN                 NY
      ------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Parent's    Comments
                                                                                               Number of      Percent of    (e.g.,
                                                                                    Federal     Shares        Ownership    Basis of
                                                                                   Tax ID #      Owned        or Control    Control)
                                                                                   ---------     -----        ----------  ----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                       13-4139153
      ------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                        31-0925501         2,997        100.00%
              ----------------------------------------------------------------------------------
              Advest Capital, Inc.                                                 06-1421694         1,000        100.00%
              ----------------------------------------------------------------------------------
              Billings and Company, Inc.                                           06-0968848                      100.00%
              ----------------------------------------------------------------------------------
                   Billings Management Co.                                         06-1053345           500        100.00%
              ----------------------------------------------------------------------------------
              Boston Advisors, Inc.                                                04-2805120           100        100.00%
              ----------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                       06-1583738           100        100.00%
              ----------------------------------------------------------------------------------
              Advest, Inc.                                                         06-0950348         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                 06-0878468         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                   04-2590954            75        100.00%
              ----------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                              90-0001325                      100.00%
              ----------------------------------------------------------------------------------
              A. B. Realty Corp.                                                   06-1227868                      100.00%
              ----------------------------------------------------------------------------------
              Bank Street Management Company                                       06-1410955                      100.00%
              ----------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                               06-1545819         1,000        100.00%
      ------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                  75-2961816                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                13-4194065                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                  13-4194080                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                           54-1533186                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                54-1968996                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                           13-3976138                      100.00%
      ------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                            13-1632487                      100.00%
          --------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                     13-3790446                      100.00%
              ----------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.      98-0157781                      100.00%
                   -----------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                                 99.00%
                   -----------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                 98-0152047                      100.00%
                   -----------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                               99.00%
                       -------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.           98-0152046                      100.00%
              ----------------------------------------------------------------------------------
              MONY Life Insurance Company of America                               86-0222062                      100.00%
              ----------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                   58-6303987                      100.00%
                   -----------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                         13-3388742                      100.00%
              ----------------------------------------------------------------------------------
              Sagamore Financial, LLC                                              31-1296919     1,993,940        100.00%
              ----------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                         38-2046096       405,000        100.00%
              ----------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                        11-3722370         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                31-1465146            99         99.00%
                   -----------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                            22-3015130         1,500        100.00%
                   -----------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                          31-1562855             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                       62-1699522             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                         74-2861481            10        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                 06-1496443             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                    91-1940542             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                    62-1705422             1        100.00%
                   -----------------------------------------------------------------------------
                   1740 Ventures, Inc.                                             13-2848244         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                             58-1660289           500        100.00%
                   -----------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                          22-1990598         1,000        100.00%
                   -----------------------------------------------------------------------------
                   MONY Assets Corp.                                               13-2662263       200,000        100.00%
                   -----------------------------------------------------------------------------
                       MONY Benefits Management Corp.                              13-3363383         9,000         90.00%
                       -------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                 13-4194349         2,500         90.00%
                   -----------------------------------------------------------------------------
                   1740 Advisers, Inc.                                             13-2645490        14,600        100.00%
                   -----------------------------------------------------------------------------
                   MONY Securities Corporation                                     13-2645488         7,550        100.00%
                   -----------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.             41-1941465         1,000        100.00%
                       -------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                           41-1941464             1        100.00%
      ------------------------------------------------------------------------------------------

   -  Advest Trust Company merged into Frontier Trust Company in 2004
   -  As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
   -  As of February 2005, MONY Realty Parnters, Inc. was dissolved
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

     Item 29.  Indemnification

     The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.    PRINCIPAL UNDERWRITERS

     Effective June 6, 2005, MONY Securities Corporation ("MSC"), the current Principal Underwriter for MONY and MONY America Variable Accounts will be integrated with AXA Advisors, LLC ("AXA Advisors"), a Principal Underwriter of AXA Equitable and AXA Life and Annuity Company Variable Accounts, EQ Advisors Trust and AXA Premier VIP Trust. As of the effective date, AXA Advisors will become the Principal Underwriter for the above-mentioned Variable Accounts and the two Trusts. At that time, AXA Distributors, LLC, as described immediately below, will also become a Principal Underwriter for the above-mentioned Variable Accounts and trusts. Accordingly, information for Items 28 and 29 of this Part C is provided for MSC, AXA Advisors and AXA Distributors.

          (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts A, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104. MSC is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account A, L and S.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

Jerald Hampton                        Director and Chairman of the Board,
                                      President and Chief Executive Officer

Laura Pantaleo                        Director and Executive Vice President
                                      and Head of Strategic Business Development

James Muller                          Director, Executive Vice President and
                                      Chief Sales Director

Michael McDaniel                      Executive Vice President and National
                                      Sales Manager, Broker/Dealer

Michael Brandreit                     Executive Vice President and National
                                      Sales Manager, Financial Institutions

Megan Condron                         Senior Vice President and National
                                      Accounts Director, Broker/Dealer

Harry Johnson                         Senior Vice President

Jeff Herman                           Senior Vice President

Anthea Perkinson                      Senior Vice President and National
                                      Accounts Director, Financial Institutions

Nelida Garcia                         Senior Vice President

Daniel Roebuck                        Senior Vice President

Bryan Tutor                           Executive Vice President and Chief
                                      Administrative Officer

Kristin Brown                         Senior Vice President

(iii) Set forth below is certain information regarding the officers and directors of MSC. The business address of the persons whose names are preceded by an asterisk is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (MONY SECURITIES CORPORATION)
----------------                      -----------------------------

*Robert Wright                        Director and Chairman of the Board

*Jill Cooley                          Director and Chief Operating Officer

*Edward H. (Ned) Dane                 Director and President

*Harvey E. Blitz                      Director

*Richard S. Dziadzio                  Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Director

*Linda Galasso                        Vice President and Secretary

Robert L. Sansone                     Vice President
MONY Life Insurance Company
120 Madison Plaza
Syracuse, NY 13202

*Christopher M. Adirente              Vice President - Marketing

*Steven H. Saperstein                 Vice President - Marketing

*Maria Dunn                           Vice President

*Helena Chetakov                      Assistant Vice President

*Edward Gribbin                       Assistant Vice President

Tamara L. Bronson                     Treasurer
MONY Life Insurance Company
1 MONY Plaza
Syracuse, NY 13221

*Gerald Carroll                       Assistant Secretary

     (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)                       (2)              (3)             (4)           (5)
  NAME OF              NET UNDERWRITING
 PRINCIPAL              DISCOUNTS AND    COMPENSATION ON     BROKERAGE
UNDERWRITER              COMMISSIONS      ON REDEMPTION     COMMISSIONS   COMPENSATION
----------------------------------------------------------------------------------------
MSC                      $14,126,357            0               N/A            N/A
AXA Advisors, LLC            N/A               N/A              N/A            N/A
AXA Distributors, LLC        N/A               N/A              N/A            N/A

             Item 31.    Location of Accounts and Records

             All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

             Item 32.    Management Services

             All management contracts are discussed in Part A or Part B.

             Item 33.    Fee Representation

             MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2005.




                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2005.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson Wolff       Stanley B. Tulin
John C. Graves





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 28, 2005

                                  EXHIBIT INDEX

EXHIBITS                                                           TAG VALUES
--------                                                           ----------
(k)(1)            Opinion and consent of Dodie Kent, Esq.           EX-99.k(1)


(n)(1)            Consent of PricewaterhouseCoopers LLP,            EX-99.n(1)
                  independent registered public accounting firm.